UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target
Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2008

Date of reporting period:	4/30/2008

Item 1 – Reports to Stockholders

APRIL 30, 2008	SEMIANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

TARGET Funds, TARGET Portfolio Trust, Prudential, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 16, 2008

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors may be asking where they can find new growth opportunities. We believe that as a TARGET shareholder, you are uniquely positioned for domestic and global growth opportunities because you already have a strategic investment plan in place.

A structured and professional approach to investing can help you “tune out” the noise of current market developments and allows you to concentrate on what’s really important—your long-term goals. It starts with a personal plan that you and your financial professional construct based on your reasons for investing, the time you have to reach your goals, and the level of risk you are willing to assume. Your financial professional can work closely with you to develop an appropriate asset allocation and select the corresponding TARGET portfolio for each asset class in your investment plan. The managers for each portfolio are carefully chosen from among the leading institutional money managers available, and are monitored by our team of experienced investment management analysts.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you track your plan’s progress, stay informed of important developments, and assist you in determining whether you need to modify your portfolio. In these ways and more, the TARGET portfolios can help make your investment goals a reality.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.47%; Class T, 0.72%. Net operating expenses apply to: Class R, 1.22%; Class T, 0.72%, after contractual reduction through 2/28/2009.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.45%; Class T, 0.70%. Net operating expenses apply to: Class R, 1.20%; Class T, 0.70%, after contractual reduction through 2/28/2009.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.52%; Class T, 0.77%. Net operating expenses apply to: Class R, 1.27%; Class T, 0.77%, after contractual reduction through 2/28/2009.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.51%; Class T, 0.76%. Net operating expenses apply to: Class R, 1.26%; Class T, 0.76%, after contractual reduction through 2/28/2009.

International Equity Portfolio:

Gross operating expenses: Class R, 1.56%; Class T, 0.81%. Net operating expenses apply to: Class R, 1.31%; Class T, 0.81%, after contractual reduction through 2/28/2009.

Equity Portfolios
	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	–12.93%	–3.44%	N/A	N/A	9.44% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	–12.64	–2.91	53.60%	42.84%	—
S&P 500 Index[3]	–9.63	–4.68	65.60	46.49	***
Russell 1000 Growth Index[3]	–9.28	–0.23	57.55	17.89	****
Lipper Large-Cap Core Funds Avg.[4]	–10.27	–4.98	58.69	38.77	*****

2	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)		–5.05%	N/A	N/A	2.19% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		–6.01	8.12%	1.97%	—
S&P 500 Index[3]		–5.08	11.32	3.50	***
Russell 1000 Growth Index[3]		–0.75	9.96	1.28	****
Lipper Large-Cap Core Funds Avg.[4]		–5.57	10.13	2.74	*****

	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	–11.10%	–11.22%	N/A	N/A	3.33% (8/22/06)
Large Capitalization Value Portfolio (Class T)	–10.90	–10.80	89.18%	74.82%	—
S&P 500 Index[3]	–9.63	–4.68	65.60	46.49	***
Russell 1000 Value Index[3]	–9.83	–8.97	83.02	78.55	****
Lipper Multi-Cap Value Funds Avg.[4]	–11.08	–10.13	76.22	82.31	*****

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)		–11.50%	N/A	N/A	–0.67% (8/22/06)
Large Capitalization Value Portfolio (Class T)		–12.41	12.78%	3.74%	—
S&P 500 Index[3]		–5.08	11.32	3.50	***
Russell 1000 Value Index[3]		–9.99	13.68	5.54	****
Lipper Multi-Cap Value Funds Avg.[4]		–11.06	12.62	5.43	*****

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	–21.49%	–14.51%	N/A	N/A	–2.36% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	–21.35	–14.14	50.55%	–3.54%	—
Russell 2000 Index[3]	–12.92	–10.96	90.56	68.16	***
Russell 2000 Growth Index[3]	–14.14	–6.71	86.90	24.26	****
Lipper Small-Cap Growth Funds Avg.[4]	–16.55	–7.94	78.66	73.12	*****

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)		–16.91%	N/A	N/A	–4.97% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		–17.78	7.22%	–2.32%	—
Russell 2000 Index[3]		–13.00	14.90	4.96	***
Russell 2000 Growth Index[3]		–8.94	14.24	1.75	****
Lipper Small-Cap Growth Funds Avg.[4]		–10.35	12.81	4.51	*****

	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	–7.59%	–5.20%	N/A	N/A	8.78% (8/22/06)
Small Capitalization Value Portfolio (Class T)	–7.35	–4.70	130.58%	169.96%	—
Russell 2000 Index[3]	–12.92	–10.96	90.56	68.16	***
Russell 2000 Value Index[3]	–11.55	–15.13	93.20	110.82	****
Lipper Small-Cap Core Funds Avg.[4]	–13.18	–11.74	89.42	95.29	*****

4	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)		–7.64%	N/A	N/A	1.99% (8/22/06)
Small Capitalization Value Portfolio (Class T)		–8.56	17.05%	8.20%	—
Russell 2000 Index[3]		–13.00	14.90	4.96	***
Russell 2000 Value Index[3]		–16.88	15.45	7.46	****
Lipper Small-Cap Core Funds Avg.[4]		–13.30	14.26	6.07	*****

	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	–12.60%	0.28%	N/A	N/A	21.94% (8/22/06)
International Equity Portfolio (Class T)	–12.40	0.73	137.26%	79.41%	—
MSCI EAFE ND Index[3]	–9.21	–1.78	153.23	90.61	***
Lipper International Large-Cap Value Funds Avg.[4]	–9.83	–1.45	147.31	111.01	*****

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)		–0.31%	N/A	N/A	9.70% (8/22/06)
International Equity Portfolio (Class T)		–1.29	17.88%	4.11%	—
MSCI EAFE ND Index[3]		–2.70	21.40	6.18	***
Lipper International Large-Cap Value Funds Avg.[4]		–3.36	21.27	7.29	*****

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for equity portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index contains

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

4The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Multi-Cap Value funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. International funds invest their assets in securities with primary trading markets outside of the United States.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 9.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/08 is 2.85% for Class R. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 9.64% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/08 is 2.85% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 1.47% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/08 is 1.37% for Class R. Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 1.47% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/08 is –1.66% for Class R. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 18.00% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 3/31/08 is 7.37% for Class R.

6	THE TARGET PORTFOLIO TRUST

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 15.05% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/08 is 5.78% for Class R. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 5.27% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/08 is 0.24% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 7.44% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/08 is –1.66% for Class R. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/08 is –4.22% for Class R. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 3/31/08 is –4.58% for Class R.

*****Large Capitalization Growth Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 8.66% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 3/31/08 is 2.14% for Class R. Large Capitalization Value Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 4.18% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 3/31/08 is –0.61% for Class R. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/08 is 6.76% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/08 is 0.70% for Class R. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/08 is 1.72% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/08 is –1.64% for Class R. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/08 is 17.16% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/08 is 6.66% for Class R.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum TARGET program fee for retail investors is 1.50%.

International Bond Portfolio:

Gross operating expenses: Class T, 1.13%. Net operating expenses apply to: Class T, 1.13%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.39%; Class T, 0.64%. Net operating expenses apply to: Class R, 1.14%; Class T, 0.64%, after contractual reduction through 2/28/2009.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.58%. Net operating expenses apply to: Class T, 0.58%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 1.96%. Net operating expenses apply to: Class T, 1.96%.

Fixed Income Portfolios
	Cumulative Total Returns[1] as of 4/30/08 (Without Target Program Fee)
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	3.24%	3.86%	15.73%	35.38%
Citigroup Non-U.S. WGBI–Hedged[3]	9.14	16.47	46.24	92.04
Lipper International Income Funds Avg.[4]	6.09	11.63	36.31	77.56

	Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	2.67%	1.70%	1.72%
Citigroup Non-U.S. WGBI–Hedged[3]	22.31	8.99	7.37
Lipper International Income Funds Avg.[4]	14.70	6.97	6.10

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns[1] as of 4/30/08 (Without Target Program Fee)
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	6.78%	10.53%	N/A	N/A	14.03% (8/22/06)
Total Return Bond Portfolio (Class T)	7.11	11.02	30.63%	87.38%	—
Lehman Brothers U.S. Aggregate Bond Index[3]	4.08	6.87	23.84	78.41	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	1.00	2.44	24.74	67.90	****

		Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
		One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)		11.29%	N/A	N/A	8.70% (8/22/06)
Total Return Bond Portfolio (Class T)		10.12	4.21%	4.96%	—
Lehman Brothers U.S. Aggregate Bond Index[3]		7.67	4.58	6.04	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]		2.89	4.75	5.17	****

	Cumulative Total Returns[1] as of 4/30/08 (Without TARGET Program Fee)				Average Annual Total Returns[1] as of 3/31/08 (With TARGET Program Fee)
	Six Months	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	6.22%	9.89%	24.04%	75.93%	8.56%	3.09%	4.29%
Lehman Brothers Int. Govt./Credit Bond Index[3]	4.45	7.56	21.98	75.36	8.88	4.37	5.91
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	1.75	3.39	18.50	64.15	3.73	3.58	5.08

Mortgage Backed Securities Portfolio (Class T)	2.92%	4.94%	18.79%	63.67%	3.85%	2.06%	3.54%
Lehman Brothers Mortgage-Backed Securities Index[3]	4.62	7.39	26.02	78.09	7.82	4.80	5.99
Citigroup Mortgage-Backed Securities Index[3]	4.66	7.46	26.33	78.85	7.95	4.86	6.04
Lipper U.S. Mortgage Funds Avg.[4]	1.24	2.82	17.32	59.41	3.28	3.29	4.76

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The average annual total returns for the TARGET portfolios assume the imposition of the maximum TARGET annual advisory fee of 1.50% for bond portfolios for retail investors. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception date returns are provided for any share class with less than 10 calendar years of returns.

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad indication of how foreign bonds have performed. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The Lehman Brothers Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The Lehman Brothers Mortgage-Backed Securities Index is a market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

4The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Total Return Bond Portfolio—Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 11.38% for Class R. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/08 is 7.18% for Class R.

****Total Return Bond Portfolio—Lipper Average Index Closest Month-End to Inception cumulative total return as of 4/30/08 is 7.78% for Class R. Lipper Average Index Closest Month-End to Inception average annual total return as of 3/31/08 is 4.61% for Class R.

10	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.45%. Net operating expenses apply to: Class T, 0.45%.

Money Market Portfolio as of 4/30/08
	Cumulative Total Returns[1] (Without Target Program Fee) Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	1.78%	$1.00	2.03%
Lipper U.S. Government Money Market Funds Avg.[2]	1.48	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	2.01

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Returns would be lower if the fee were deducted. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for TARGET program fees, portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 4/29/08, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, TARGET program fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not reflect TARGET program fees. If TARGET program fees were included, the costs would be higher.

The example is based on an investment of $1,000 invested on November 1, 2007, at the beginning of the period, and held through the six-month period ended April 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

12	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$870.70	1.22%	$5.67
Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12
Class T
Actual	$1,000.00	$873.60	0.72%	$3.35
Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$889.00	1.20%	$5.64
Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class T
Actual	$1,000.00	$891.00	0.70%	$3.29
Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$785.10	1.27%	$5.64
Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37
Class T
Actual	$1,000.00	$786.50	0.77%	$3.42
Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$924.10	1.26%	$6.03
Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
Class T
Actual	$1,000.00	$926.50	0.76%	$3.64
Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82

International Equity Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$874.00	1.31%	$6.10
Hypothetical	$1,000.00	$1,018.35	1.31%	$6.57
Class T
Actual	$1,000.00	$876.00	0.81%	$3.78
Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

International Bond Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,032.40	1.13%	$5.71
Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67

14	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,067.80	1.14%	$5.86
Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
Class T
Actual	$1,000.00	$1,071.10	0.64%	$3.30
Hypothetical	$1,000.00	$1,021.68	0.64%	$3.22

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,062.20	0.58%	$2.97
Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,029.20	1.96%	$9.89
Hypothetical	$1,000.00	$1,015.12	1.96%	$9.82

U.S. Government Money Market Portfolio	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,017.80	0.45%	$2.26
Hypothetical	$1,000.00	$1,022.63	0.45%	$2.26

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2008, and divided by 366 days to reflect the six-month period. Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

THE TARGET PORTFOLIO TRUST	15

Portfolio of Investments As of April 30, 2008 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—97.8%

	COMMON STOCKS—97.2%

	Aerospace & Defense—5.2%
19,593	Boeing Co.(a)	$1,662,662
61,260	General Dynamics Corp.	5,539,129
66,946	Lockheed Martin Corp.(a)	7,098,954
13,400	Northrop Grumman Corp.	985,838

		15,286,583

	Agriculture/Heavy Equipment—2.5%
50,200	Altria Group, Inc.	1,004,000
55,010	Monsanto Co.	6,272,240
3,000	Universal Corp.(a)	192,570

		7,468,810

	Airlines—0.1%
12,300	Southwest Airlines Co.(a)	162,852

	Beverages—2.3%
30,860	Coca-Cola Co. (The)	1,816,728
4,400	Hansen Natural Corp.*	155,716
91,705	Heinekin NV, ADR (Netherlands)	2,669,194
200	Pepsi Bottling Group, Inc.	6,742
4,000	PepsiAmericas, Inc.	102,800
31,900	PepsiCo, Inc.	2,186,107

		6,937,287

	Biotechnology—2.2%
41,300	Amgen, Inc.*	1,729,231
67,924	Genentech, Inc.*	4,632,417

		6,361,648

	Broadcasting
1,376	Liberty Media Corp.—Capital (Class A Stock)*	21,149

	Business Services—2.6%
3,400	Manpower, Inc.	228,242
26,601	Mastercard, Inc.(a)	7,399,334
200	Navteq Corp.*	14,842

		7,642,418

	Cable Television—0.2%
23,938	DIRECTV Group, Inc. (The)*(a)	589,832

	Capital Markets
1,600	Waddell & Reed Financial, Inc. (Class A Stock)(a)	54,176

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Chemicals—3.2%
16,901	Air Products & Chemicals, Inc.(a)	$1,663,565
8,400	Celanese Corp.	375,900
9,400	CF Industries Holdings, Inc.	1,256,780
1,600	Lubrizol Corp. (The)	93,312
1,500	Minerals Technologies, Inc.(a)	101,610
11,155	Potash Corp. of Saskatchewan (Canada)	2,051,962
37,625	Praxair, Inc.	3,435,539
500	Scotts Miracle-Gro Co. (The)(a)	16,570
14,100	Terra Industries, Inc.*(a)	533,826

		9,529,064

	Clothing & Apparel—0.1%
7,300	Avon Products, Inc.(a)	284,846

	Commercial Banks
5,000	Regions Financial Corp.(a)	109,600

	Commercial Services—0.5%
37,200	Accenture Ltd. (Class A Stock)(a)	1,396,860
600	McKesson Corp.	31,272

		1,428,132

	Communication Equipment—0.7%
74,652	Juniper Networks, Inc.*(a)	2,061,888

	Computer Hardware—4.1%
40,307	Apple, Inc.*	7,011,403
58,600	Dell, Inc.*	1,091,718
37,600	Hewlett-Packard Co.	1,742,760
3,700	International Business Machines Corp.(a)	446,590
30,400	Seagate Technology	573,648
42,900	Synopsys, Inc.*(a)	991,419
13,183	Western Digital Corp.*	382,175

		12,239,713

	Computer Services & Software—2.8%
10,718	Activision, Inc.*	289,922
10,169	Advent Software, Inc.*(a)	405,336
12,362	Amazon.com, Inc.*(a)	972,024
2,116	Autodesk, Inc.*	80,408
2,358	Ingram Micro, Inc.*	40,110
213,800	Microsoft Corp.	6,097,576
14,300	Sun Microsystems, Inc.*	223,938
2,900	Tech Data Corp.*	97,469
3,500	Teradata Corp.*	74,515

		8,281,298

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computers & Peripherals—0.3%
67,000	EMC Corp.*(a)	$1,031,800

	Construction—0.1%
11,100	KBR, Inc.	320,124

	Consumer Finance—0.1%
6,800	American Express Co.	326,536
900	Capital One Financial Corp.	47,700

		374,236

	Consumer Products & Services—1.0%
6,425	American Greetings Corp. (Class A Stock)	115,008
4,500	Fluor Corp.	687,915
12,945	Proctor & Gamble Co.	867,962
1,700	Salesforce.Com, Inc.*(a)	113,441
24,700	UST, Inc.(a)	1,286,129

		3,070,455

	Diversified—0.5%
18,139	3M Co.	1,394,889

	Diversified Machinery—0.4%
24,892	Ingersoll-Rand Co. Ltd. (Class A Stock)(a)	1,104,707

	Diversified Manufacturing—0.6%
27,400	Honeywell International, Inc.	1,627,560

	Diversified Telecommunication Services—0.1%
10,100	Verizon Communications, Inc.	388,648

	Education—0.1%
2,800	DeVry, Inc.(a)	159,600

	Electric Utilities—0.1%
200	FirstEnergy Corp.	15,128
4,200	PPL Corp.	201,684

		216,812

	Electronic Components—1.8%
6,700	Adobe Systems, Inc.*	249,843
3,100	Agilent Technologies, Inc.*(a)	93,651
7,000	Avnet, Inc.*	183,330
11,500	Emerson Electric Co.	600,990
8,082	Energizer Holdings, Inc.*(a)	638,963
700	IntercontinentalExchange, Inc.*	108,605
7,200	MEMC Electronic Materials, Inc.*	453,384
37,750	NVIDIA Corp.*	775,763
700	Raytheon Co.(a)	44,779
63,781	Reliant Energy, Inc.*(a)	1,641,723
5,750	Vestas Wind Systems A/S (Denmark)*	623,432

		5,414,463

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Entertainment & Leisure—1.3%
49,203	Las Vegas Sands, Inc.*(a)	$3,750,253

	Farming & Agriculture—0.1%
3,600	Bunge Ltd.(a)	410,724

	Financial—Bank & Trust—3.9%
15,100	Bank of America Corp.	566,854
17,801	Bank of New York Mellon Corp. (The)	774,878
7,015,000	Industrial & Commercial Bank of China (Hong Kong)	5,539,106
108,801	Washington Mutual, Inc.	1,337,164
113,774	Wells Fargo & Co.(a)	3,384,776

		11,602,778

	Financial—Securities/Asset Management—0.1%
7,650	Federated Investors, Inc. (Class B Stock)	256,122

	Financial Services—4.1%
5,640	Ameriprise Financial, Inc.	267,844
2,724	BlackRock, Inc.	549,676
9,800	Eaton Vance Corp.	358,680
31,047	Goldman Sachs Group, Inc. (The),	5,941,464
2,339	Invesco Ltd.	59,995
6,100	Janus Capital Group, Inc.	171,166
97,516	JPMorgan Chase & Co.	4,646,638
129	Legg Mason, Inc.	7,776
1,600	SEI Investments Co.	37,232
4,500	Western Union Co. (The)	103,500

		12,143,971

	Food Products—0.4%
43,100	Kroger Co. (The)	1,174,475

	Foods—0.4%
2,500	SUPERVALU, Inc.	82,750
60,800	Tyson Foods, Inc. (Class A Stock)	1,082,240

		1,164,990

	Healthcare Equipment & Supplies—0.6%
20,078	Boston Scientific Corp.*	267,640
30,500	Eli Lilly & Co.	1,468,270

		1,735,910

	Healthcare Providers & Services—0.1%
7,000	Kindred Healthcare, Inc.*(a)	166,110

	Healthcare Services—2.8%
7,200	Abbott Laboratories	379,800

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Healthcare Services (continued)
28,869	AmerisourceBergen Corp.	$1,170,638
26,700	Biogen Idec, Inc.*(a)	1,620,423
400	CR Bard, Inc.	37,668
11,303	Herbalife Ltd.	494,846
1,300	Hill-Rom Holdings, Inc.	32,669
100	Humana, Inc.*	4,779
3,700	Mosaic Co (The)*	453,287
127,821	UnitedHealth Group, Inc.	4,170,799

		8,364,909

	Healthcare—Products—0.1%
7,200	Covidien Ltd. (Bermuda)	336,168

	Hospitals/Hospital Management—0.3%
20,300	Kinetic Concepts, Inc.*	805,098

	Hotels & Motels—2.5%
41,344	MGM Mirage*	2,114,746
49,860	Wynn Resorts Ltd.	5,252,252

		7,366,998

	Hotels, Restaurants & Leisure—3.4%
4,200	International Game Technology	145,908
162,232	McDonald’s Corp.(a)	9,665,783
15,753	Starbucks Corp.*	255,671

		10,067,362

	Industrial Conglomerates—0.1%
10,245	Tyco Electronics Ltd. (Bermuda)	383,265
391	Tyco International Ltd. (Bermuda)	18,295

		401,560

	Insurance—0.1%
1,500	AXIS Capital Holdings Ltd. (Bermuda)	50,865
1,500	Endurance Specialty Holdings Ltd. (Bermuda)(a)	55,695
1,498	MetLife, Inc.(a)	91,153

		197,713

	Internet & Catalog Retail—0.3%
24,600	eBay, Inc.*	769,734

	Internet Services—3.2%
12,585	Google, Inc. (Class A Stock)*	7,227,440
66,500	Symantec Corp.*	1,145,130
11,200	Verisign, Inc.*(a)	403,760
25,889	Yahoo!, Inc.*	709,617

		9,485,947

	Machinery—0.3%
1,248	Flowserve Corp.(a)	154,864

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Machinery (continued)
14,200	Rockwell Automation, Inc.	$770,066

		924,930

	Machinery & Equipment—0.9%
22,900	AGCO Corp.*(a)	1,376,977
12,000	Caterpillar, Inc.(a)	982,560
1,000	Crane Co.(a)	40,940
3,728	Joy Global, Inc.	276,804

		2,677,281

	Media—1.5%
64,350	CBS Corp. (Class B Stock)(a)	1,484,555
122,100	Time Warner, Inc.(a)	1,813,185
12,300	Viacom, Inc. (Class B Stock)*	472,812
19,500	Walt Disney Co. (The)(a)	632,385

		4,402,937

	Medical Supplies & Equipment—0.8%
900	Becton Dickinson & Co.	80,460
1,049	Idexx Laboratories, Inc.*	55,807
1,100	Intuitive Surgical, Inc.*	318,186
6,300	Invitrogen Corp.*(a)	589,491
2,700	Johnson & Johnson	181,143
16,000	Medtronic, Inc.(a)	778,880
5,400	St. Jude Medical, Inc.*	236,412
1,125	Varian Medical Systems, Inc.*	52,740

		2,293,119

	Metals & Mining—2.3%
500	AK Steel Holding Corp.	31,390
1,200	Carpenter Technology Corp.	61,536
1,000	Massey Energy Co.	52,330
5,950	Precision Castparts Corp.	699,482
1,647	Reliance Steel & Aluminum Co.	100,105
6,900	Southern Copper Corp.(a)	791,844
32,638	Transocean, Inc.*(a)	4,812,799
7,800	Worthington Industries, Inc.(a)	140,478

		6,689,964

	Miscellaneous Manufacturers—0.3%
6,300	SPX Corp.	774,900

	Office Equipment
1,400	Herman Miller, Inc.(a)	32,662
1,300	Hon Industries, Inc.(a)	28,301

		60,963

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels—9.4%
24,000	Anadarko Petroleum Corp.	$1,597,440
1,500	Apache Corp.	202,020
909	Cabot Oil & Gas Corp.	51,786
30,179	Cameron International Corp.*(a)	1,485,712
7,000	Devon Energy Corp.	793,800
2,500	Diamond Offshore Drilling	313,525
15,500	Dresser-Rand Group, Inc.*	566,835
1,914	Exterran Holdings, Inc.*(a)	127,836
26,900	Exxon Mobil Corp.	2,503,583
10,632	FMC Technologies, Inc.*(a)	714,470
46,800	Global Industries Ltd.*	746,928
53,700	Halliburton Co.	2,465,367
17,600	National Oilwell Varco, Inc.*(a)	1,204,720
2,100	Noble Energy, Inc.	182,700
3,681	Occidental Petroleum Corp.	306,296
2,766	Oceaneering International, Inc.*	184,714
38,996	Petroleo Brasileiro SA (Brazil)	4,734,894
5,100	Pioneer Natural Resources Co.(a)	294,423
57,759	Schlumberger Ltd.	5,807,668
500	Seacor Holdings, Inc.*	42,555
82	Tetra Technologies, Inc.*	1,333
23,200	Valero Energy Corp.(a)	1,133,320
1,100	W&T Offshore, Inc.(a)	44,990
11,865	Weatherford International Ltd.*	957,150
22,120	XTO Energy, Inc.	1,368,343

		27,832,408

	Paper & Forest Products—0.1%
6,300	Owens-Illinois, Inc.*	347,445

	Pharmaceuticals—3.8%
51,256	Amylin Pharmaceuticals, Inc.*(a)	1,413,640
15,817	Express Scripts, Inc.*	1,107,506
29,400	Gilead Sciences, Inc.*(a)	1,521,744
49,211	Medco Health Solutions*	2,437,913
62,100	Merck & Co., Inc.	2,362,284
601	Perkinelmer, Inc.	15,963
84,400	Pfizer, Inc.	1,697,284
14,800	Watson Pharmaceuticals, Inc.*	459,392
5,100	Wyeth	226,797

		11,242,523

	Pipelines—0.2%
7,403	Equitable Resources, Inc.	491,337

	Real Estate
800	Equity Residential Properties Trust	33,216

	Real Estate Investment Trust—Apartment—0.1%
2,100	Avalonbay Communities, Inc.	214,200

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts—1.2%
4,400	Federal Realty Invs Trust	$361,460
1,287	Jones Lang LaSalle, Inc.	99,884
5,700	Macerich Co. (The)	416,841
36,000	ProLogis(a)	2,253,960
1,700	Regency Centers Corp.	121,669
8,700	Ventas, Inc.	422,472

		3,676,286

	Restaurants—1.9%
743	Chipotle Mexican Grill, Inc.*(a)	72,911
137,164	Yum! Brands, Inc.	5,579,831

		5,652,742

	Retail & Merchandising—5.2%
6,259	Aeropostale, Inc.*(a)	198,973
11,200	AutoNation, Inc.*(a)	179,312
1,085	Barnes & Noble, Inc.	35,024
15,600	BJ’s Wholesale Club, Inc.*(a)	594,672
43,051	Costco Wholesale Corp.(a)	3,067,384
88,130	CVS Corp.	3,557,808
700	Estee Lauder Cos., Inc. (The)	31,927
23,102	Gamestop Corp.*(a)	1,271,534
11,600	Home Depot, Inc. (The)(a)	334,080
112,711	Lowe’s Cos., Inc.	2,839,190
679	Radioshack Corp.	9,438
9,165	Safeway, Inc.	289,614
1,993	Sears Holdings Corp.*	196,530
6,674	Target Corp.	354,590
24,100	TJX Cos., Inc.(a)	776,502
30,200	Wal-Mart Stores, Inc.	1,750,996

		15,487,574

	Road & Rail—0.1%
3,856	Landstar System, Inc.	200,358
6,200	Werner Enterprises, Inc.(a)	120,590

		320,948

	School—0.4%
23,000	Apollo Group, Inc.*	1,170,700

	Semiconductors—1.4%
1,300	Applied Materials, Inc.(a)	24,258
75,901	Intel Corp.	1,689,556
5,900	National Semiconductor Corp.(a)	120,301
84,200	Texas Instruments, Inc.	2,455,272

		4,289,387

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Semiconductors & Semiconductor Equipment—0.4%
33,892	Analog Devices, Inc.	$1,091,661

	Software—0.2%
28,000	CA, Inc.	619,920
1,716	Sybase, Inc.*	50,485

		670,405

	Specialty Retail—0.5%
32,800	Best Buy Co., Inc.(a)	1,411,056
1,200	Ross Stores, Inc.(a)	40,188

		1,451,244

	Telecommunication Services—1.4%
109,184	AT&T, Inc.	4,226,513

	Telecommunications—4.6%
813	Adtran, Inc.	19,236
71,419	America Movil SAB de CV (Series L Stock), ADR (Mexico)	4,139,445
280,000	China Mobile Ltd. (Hong Kong)	4,818,077
91,706	Cisco Systems, Inc.*	2,351,342
1,400	Embarq Corp.	58,198
3,900	Garmin Ltd.(a)	159,510
50,314	QUALCOMM, Inc.	2,173,062

		13,718,870

	Textiles, Apparel & Luxury Goods—0.1%
6,513	NIKE, Inc. (Class B Stock)(a)	435,068

	Tobacco—0.6%
31,900	Philip Morris International, Inc.*	1,627,857
100	Reynolds America, Inc.	5,385

		1,633,242

	Transportation—3.5%
800	Burlington Northern Santa Fe Corp.	82,040
500	CH Robinson Worldwide, Inc.(a)	31,340
16,097	CSX Corp.	1,013,306
35,342	J.B. Hunt Transport Services, Inc.(a)	1,200,568
823	Kirby Corp.*	45,133
21,848	Norfolk Southern Corp.	1,301,704
2,900	Ryder System, Inc.	198,563
40,093	Union Pacific Corp.	5,821,103
7,407	United Parcel Service, Inc. (Class B Stock)(a)	536,340
202	YRC Worldwide, Inc.*	3,282

		10,233,379

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Utilities—0.6%
34,676	McDermott International, Inc.*	$1,857,940
800	NRG Energy, Inc.*(a)	35,160

		1,893,100

	TOTAL COMMON STOCKS (cost $249,984,882)	287,699,754

	PREFERRED STOCK—0.6%

	Financial—Bank & Trust
1,336	Lehman Brothers Holdings, Inc., 7.25%* (cost $1,336,000)	1,635,264

	TOTAL LONG-TERM INVESTMENTS (cost $251,320,882)	289,335,018

	SHORT-TERM INVESTMENT—24.4%

	AFFILIATED MONEY MARKET MUTUAL FUND
72,180,295	Dryden Core Investment Fund—Taxable Money Market Series (cost $72,180,295; includes $63,054,375 of cash collateral for securities on loan)(b)(w)	72,180,295

	TOTAL INVESTMENTS(o)—122.2% (cost $323,501,177; Note 5)	361,515,313
	Liabilities in excess of other assets(x)—(22.2%)	(65,604,330)

	NET ASSETS—100%	$295,910,983

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $60,772,453; cash collateral of $63,054,375 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of April 30, 2008, 2 securities representing $6,162,538 and 2.1% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open future contract outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008		Unrealized Appreciation
	Long Positions:
3	S&P 500	Jun 08	$3,304,290	$3,592,545	(1)	$288,255

(1)	Cash of $201,600 has been deposited with the broker to cover margin requirements for futures contracts opened.

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (21.3% represents investments purchased with collateral from securities on loan)	24.4%
Oil, Gas & Consumable Fuels	9.4
Retail & Merchandising	5.2
Aerospace & Defense	5.2
Telecommunications	4.6
Financial—Bank & Trust	4.5
Computer Hardware	4.1
Financial Services	4.1
Pharmaceuticals	3.8
Transportation	3.5
Hotels, Restaurants & Leisure	3.4
Chemicals	3.2
Internet Services	3.2
Healthcare Services	2.8
Computer Services & Software	2.8
Business Services	2.6
Agriculture/Heavy Equipment	2.5
Hotels & Motels	2.5
Beverages	2.3
Metals & Mining	2.3
Biotechnology	2.2
Restaurants	1.9
Electronic Components	1.8
Media	1.5
Semiconductors	1.4
Telecommunication Services	1.4
Entertainment & Leisure	1.3
Real Estate Investment Trusts	1.2
Consumer Products & Services	1.0
Machinery & Equipment	0.9
Medical Supplies & Equipment	0.8
Communication Equipment	0.7
Utilities	0.6
Healthcare Equipment & Supplies	0.6
Tobacco	0.6
Diversified Manufacturing	0.6
Specialty Retail	0.5
Commercial Services	0.5
Diversified	0.5
Food Products	0.4
Schools	0.4
Foods	0.4
Diversified Machinery	0.4
Semiconductors & Semiconductor Equipment	0.4
Computers & Peripherals	0.3
Machinery	0.3
Hospitals/Hospital Management	0.3

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Industry (continued)
Miscellaneous Manufacturers	0.3%
Internet & Catalog Retail	0.3
Software	0.2
Cable Television	0.2
Pipelines	0.2
Textiles, Apparel & Luxury Goods	0.1
Farming & Agriculture	0.1
Industrial Conglomerates	0.1
Diversified Telecommunication Services	0.1
Consumer Finance	0.1
Paper & Forest Products	0.1
Healthcare—Products	0.1
Road & Rail	0.1
Construction	0.1
Clothing & Apparel	0.1
Financial—Securities/Asset Management	0.1
Electric Utilities	0.1
Real Estate Investment Trust—Apartment	0.1
Insurance	0.1
Healthcare Providers & Services	0.1
Airlines	0.1
Education	0.1

122.2
Liabilities in excess of other assets	(22.2)

100.0%

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2008 (Unaudited)	Large Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.9%

	COMMON STOCKS

	Aerospace & Defense—1.9%
1,000	Boeing Co.	$84,860
2,200	General Dynamics Corp.	198,924
5,200	Goodrich Corp.	354,380
59,000	Northrop Grumman Corp.	4,340,630
22,900	United Technologies Corp.	1,659,563

		6,638,357

	Air Freight & Couriers—0.4%
13,400	FedEx Corp.	1,284,658

	Apparel—0.4%
48,500	Jones Apparel Group, Inc.(a)	767,755
9,000	NIKE, Inc. (Class B Stock)	601,200

		1,368,955

	Auto Components—1.1%
62,000	Johnson Controls, Inc.(a)	2,186,120
32,700	PACCAR, Inc.(a)	1,547,364

		3,733,484

	Automobile—0.2%
17,300	Harley-Davidson, Inc.(a)	661,725

	Automotive Parts—0.1%
9,900	Advance Auto Parts, Inc.(a)	343,332

	Banks—0.3%
13,000	Colonial BancGroup, Inc. (The)	105,820
15,800	SunTrust Banks, Inc.(a)	880,850

		986,670

	Beverages—0.9%
23,900	Anheuser-Busch Cos., Inc.	1,175,880
28,900	Coca-Cola Enterprises, Inc.	1,701,343
1,700	Pepsi Bottling Group, Inc.	57,307

		2,934,530

	Biotechnology—0.2%
10,800	Amgen, Inc.*	452,196
3,300	Biogen Idec, Inc.*(a)	200,277

		652,473

	Biotechnology Healthcare—0.1%
6,400	Celgene Corp.*(a)	397,696

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Chemicals—3.3%
135,200	Dow Chemical Co. (The)(a)	$5,428,280
18,300	E.I. du Pont de Nemours & Co.(a)	895,053
22,800	Eastman Chemical Co.	1,675,800
26,200	PPG Industries, Inc.	1,607,894
32,300	Rohm & Haas Co.(a)	1,726,435

		11,333,462

	Clothing & Apparel—0.2%
7,900	VF Corp.	587,602

	Commercial Banks—7.3%
254,286	Bank of America Corp.	9,545,896
3,600	BB&T Corp.	123,444
7,100	Marshall & Ilsley Corp.(a)	177,358
19,200	National City Corp.(a)	120,960
144,500	Regions Financial Corp.(a)	3,167,440
2,000	State Street Corp.	144,280
72,300	U.S. Bancorp	2,450,247
202,800	Wachovia Corp.(a)	5,911,620
88,600	Wells Fargo & Co.(a)	2,635,850
17,500	Zions Bancorp	811,125

		25,088,220

	Commercial Services & Supplies—0.4%
2,400	McKesson Corp.	125,088
36,700	Waste Management, Inc.	1,324,870

		1,449,958

	Communications Equipment—0.2%
105,900	Alcatel-Lucent, ADR (France)(a)	706,353

	Computer Services & Software—0.1%
500	SanDisk Corp.*	13,545
7,300	Seagate Technology (Cayman Islands)	137,751
6,200	Sun Microsystems, Inc.*	97,092

		248,388

	Computers & Peripherals—0.8%
44,200	Hewlett-Packard Co.	2,048,670
5,100	International Business Machines Corp.(a)	615,570

		2,664,240

	Consumer Finance—0.5%
32,200	Capital One Financial Corp.(a)	1,706,600

	Consumer Products—0.6%
32,300	Procter & Gamble Co.	2,165,715

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Diversified Financial Services—5.6%
24,300	CIT Group, Inc.(a)	$264,627
214,000	Citigroup, Inc.	5,407,780
44,900	Fannie Mae	1,270,670
92,800	Freddie Mac	2,311,648
8,600	Goldman Sachs Group, Inc.	1,645,782
38,600	JPMorgan Chase & Co.	1,839,290
22,400	Lehman Brothers Holdings, Inc.(a)	990,976
30,300	Merrill Lynch & Co., Inc.(a)	1,509,849
81,500	Morgan Stanley	3,960,900
2,900	NYSE Euronext	191,690

		19,393,212

	Diversified Machinery—0.2%
8,200	Cooper Industries Ltd. (Class A Stock)	347,598
9,000	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)(a)	399,420

		747,018

	Diversified Telecommunication Services—2.2%
69,500	Sprint Nextel Corp.	555,305
184,800	Verizon Communications, Inc.	7,111,104

		7,666,409

	Electric—Integrated—0.2%
56,000	Sierra Pacific Resources	763,280

	Electric Utilities—5.1%
10,000	Allegheny Energy, Inc.	538,000
48,800	American Electric Power Co., Inc.	2,177,944
59,800	CMS Energy Corp.(a)	871,884
6,300	Constellation Energy Group, Inc.(a)	533,295
29,000	Dominion Resources, Inc.(a)	1,258,310
18,200	DTE Energy Co.	733,642
1,176	Dynegy, Inc.*(a)	10,137
85,000	Edison International	4,434,450
4,500	Entergy Corp.	516,870
19,600	Exelon Corp.	1,675,408
21,000	FirstEnergy Corp.	1,588,440
27,600	FPL Group, Inc.	1,829,604
21,100	PPL Corp.	1,013,222
2,800	Wisconsin Energy Corp.(a)	132,888
10,200	Xcel Energy, Inc.	212,160

		17,526,254

	Electronic Equipment & Instruments—0.9%
23,400	Diamond Offshore Drilling, Inc.	2,934,594

	Energy Equipment & Services—1.0%
72,200	Halliburton Co.(a)	3,314,702

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Exchange Traded Fund—0.3%
14,290	iShares Russell 1000 Value Index Fund(a)	$1,093,328

	Financial—Bank & Trust—0.7%
8,300	Bank of New York Mellon Corp. (The)	361,299
25,400	Comerica, Inc.(a)	882,142
74,100	Huntington Bancshares, Inc.(a)	695,799
17,800	TCF Financial Corp.	309,720

		2,248,960

	Financial Services—0.3%
13,500	Paychex, Inc.	490,995
33,100	TD Ameritrade Holding Corp.*	599,110

		1,090,105

	Food—0.3%
17,700	General Mills, Inc.	1,069,080

	Food & Staples Retailing—0.9%
39,000	Safeway, Inc.	1,232,400
31,200	Wal-Mart Stores, Inc.	1,808,976

		3,041,376

	Food Products—1.6%
50,000	Archer Daniels Midland Co.	2,203,000
7,600	Campbell Soup Co.	264,480
1,000	Kellogg Co.	51,170
81,000	Kraft Foods, Inc. (Class A Stock)	2,562,030
11,500	Sysco Corp.	351,555

		5,432,235

	Gas Utilities
6,400	El Paso Corp.	109,696

	Healthcare Equipment & Supplies—0.1%
10,200	Boston Scientific Corp.*	135,966
5,200	Sepracor, Inc.*	112,060
2,200	Zimmer Holdings, Inc.*	163,152

		411,178

	Healthcare—Products—0.3%
20,725	Covidien Ltd. (Bermuda)	967,650

	Healthcare Providers & Services—0.8%
8,500	Aetna, Inc.	370,600
45,200	CIGNA Corp.	1,930,492
7,700	WellPoint, Inc.*	383,075

		2,684,167

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Healthcare Services—0.1%
4,700	C.R. Bard, Inc.	$442,599

	Home Builder—0.2%
34,500	Toll Brothers, Inc.*(a)	781,080

	Hotels, Restaurants & Leisure—1.2%
67,800	Carnival Corp.(a)	2,723,526
9,300	McDonald’s Corp.	554,094
11,900	Starwood Hotels & Resorts Worldwide, Inc.	621,299
14,800	Wyndham Worldwide Corp.(a)	317,904

		4,216,823

	Household Durables—0.5%
30,600	Centex Corp.(a)	637,092
13,600	Fortune Brands, Inc.(a)	919,632
7,280	Lennar Corp. (Class B Stock)	121,940

		1,678,664

	Household Products—0.8%
42,000	Kimberly-Clark Corp.	2,687,580

	Industrial Conglomerates—4.1%
13,700	3M Co.	1,053,530
247,300	General Electric Co.	8,086,710
80,325	Tyco Electronics Ltd. (Bermuda)	3,004,958
41,025	Tyco International Ltd. (Bermuda)	1,919,560

		14,064,758

	Industrial Machinery—0.2%
7,800	Eaton Corp.	685,152

	Industrial Products—0.2%
16,400	Dover Corp.(a)	811,308

	Insurance—9.6%
8,900	AFLAC, Inc.	593,363
105,700	Allstate Corp. (The)(a)	5,323,052
38,000	American International Group, Inc.	1,755,600
8,200	Assurant, Inc.	533,000
22,700	Axis Capital Holdings Ltd. (Bermuda)	769,757
13,000	Chubb Corp.	688,610
107,900	Genworth Financial, Inc. (Class A Stock)	2,488,174
16,300	Hanover Insurance Group, Inc. (The)	731,544
14,100	Hartford Financial Services Group, Inc. (The)	1,004,907
15,900	Lincoln National Corp.(a)	854,784
18,300	MBIA, Inc.(a)	190,320
96,570	MetLife, Inc.	5,876,285
10,700	Protective Life Corp.	456,034
30,000	Prudential Financial, Inc.(a)(e)	2,271,300
16,600	RenaissanceRe Holdings Ltd. (Bermuda)	853,904
123,800	Travelers Cos., Inc. (The)(a)	6,239,520

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Insurance (continued)
73,700	Unum Group	$1,710,577
21,900	XL Capital Ltd. (Class A Stock) (Cayman Islands)	764,091

		33,104,822

	Internet Services
1,300	Expedia, Inc.*	32,838
100	Google, Inc. (Class A Stock)*	57,429

		90,267

	IT Services—0.9%
163,900	Electronic Data Systems Corp.	3,041,984

	Machinery—1.0%
36,800	Caterpillar, Inc.	3,013,184
4,600	Deere & Co.	386,722

		3,399,906

	Manufacturing—0.2%
6,600	Danaher Corp.	514,932

	Media—2.0%
82,700	CBS Corp. (Class B Stock)(a)	1,907,889
60,600	Idearc, Inc.(a)	199,980
83,800	News Corp. (Class A Stock)	1,500,020
85,400	Time Warner, Inc.	1,268,190
61,000	Walt Disney Co. (The)(a)	1,978,230

		6,854,309

	Metals & Mining—3.0%
104,900	Alcoa, Inc.	3,648,422
25,500	Freeport-McMoRan Copper & Gold, Inc.	2,900,625
100	Newmont Mining Corp.	4,421
22,900	Nucor Corp.(a)	1,728,950
13,100	United States Steel Corp.(a)	2,016,745

		10,299,163

	Miscellaneous Manufacturers
100	Illinois Tool Works, Inc.	5,229

	Multi-Line Retail—0.4%
3,100	Abercrombie & Fitch Co. (Class A Stock)(a)	230,361
21,900	J.C. Penney Co., Inc.(a)	930,750
3,800	Kohl’s Corp.*(a)	185,630

		1,346,741

	Networking Equipment
4,500	Juniper Networks, Inc.*(a)	124,290

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Office Electronics—0.6%
152,500	Xerox Corp.	$2,130,425

	Oil, Gas & Consumable Fuels—13.6%
4,700	Anadarko Petroleum Corp.	312,832
37,400	Apache Corp.	5,037,032
66,000	ChevronTexaco Corp.	6,345,900
94,500	ConocoPhillips	8,141,175
14,300	Devon Energy Corp.	1,621,620
104,300	Exxon Mobil Corp.	9,707,201
800	Hess Corp.(a)	84,960
98,900	Marathon Oil Corp.	4,506,873
27,800	Occidental Petroleum Corp.	2,313,238
27,500	Royal Dutch Shell PLC (Class B Stock), ADR (Netherlands)	2,191,750
6,800	Schlumberger Ltd. (Netherlands)	683,740
3,400	Southwestern Energy Co.*(a)	143,854
11,800	Sunoco, Inc.	547,638
1,100	Ultra Petroleum Corp.*	91,377
67,500	Valero Energy Corp.(a)	3,297,375
100	Weatherford International Ltd.*(a)	8,067
26,200	XTO Energy, Inc.	1,620,732

		46,655,364

	Paper & Forest Products—0.5%
96,100	Domtar Corp. (Canada)*	573,717
35,400	International Paper Co.(a)	926,418
2,300	Weyerhauser Co.	146,924

		1,647,059

	Pharmaceuticals—6.2%
27,300	Abbott Laboratories	1,440,075
36,100	AstraZeneca PLC, ADR (United Kingdom)(a)	1,515,478
51,800	Bristol-Myers Squibb Co.	1,138,046
26,800	Eli Lilly & Co.	1,290,152
3,800	Gilead Sciences, Inc.*	196,688
64,200	Johnson & Johnson	4,307,178
37,600	Merck & Co., Inc.	1,430,304
324,700	Pfizer, Inc.	6,529,717
34,000	Schering-Plough Corp.	625,940
61,000	Wyeth	2,712,670

		21,186,248

	Railroads & Equipment—0.5%
31,200	Norfolk Southern Corp.	1,858,896

	Real Estate Investment Trusts—2.3%
1,300	Alexandria Real Estate Equities, Inc.(a)	136,539
13,600	AMB Property Corp.(a)	785,400
18,400	Apartment Investment & Management Co. (Class A Stock)(a)	680,432
7,100	Digital Realty Trust, Inc.(a)	275,125

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
22,000	Duke Realty Corp.(a)	$537,240
29,100	Hospitality Properties Trust(a)	934,983
15,300	Host Hotels & Resorts, Inc.(a)	263,160
6,200	Liberty Property Trust(a)	217,186
41,800	ProLogis(a)	2,617,098
3,500	Public Storage, Inc.(a)	317,450
12,100	Simon Property Group, Inc.(a)	1,208,306
800	Vornado Realty Trust	74,472

		8,047,391

	Retail & Merchandising—0.8%
43,500	AutoNation, Inc.*(a)	696,435
700	Carmax, Inc.*(a)	14,525
12,600	CVS Caremark Corp.	508,662
4,800	Dick’s Sporting Goods, Inc.*	137,280
11,800	Family Dollar Stores, Inc.(a)	252,520
52,000	Gap, Inc. (The)	968,240
1,100	Macy’s, Inc.	27,819
1,000	Polo Ralph Lauren Corp.	62,020

		2,667,501

	Road & Rail—0.5%
15,700	Burlington Northern Santa Fe Corp.	1,610,035

	Semiconductors & Semiconductor Equipment—0.2%
4,800	Broadcom Corp. (Class A Stock)*	124,608
2,400	NVIDIA Corp.*	49,320
3,700	Texas Instruments, Inc.	107,892
20,200	Xilinx, Inc.(a)	500,354

		782,174

	Software—2.3%
32,200	BMC Software, Inc.*	1,119,272
128,058	CA, Inc.	2,835,204
140,800	Microsoft Corp.	4,015,616

		7,970,092

	Specialty Retail—1.2%
100	Autozone, Inc.*	12,075
118,611	Home Depot, Inc. (The)	3,415,997
31,100	Limited Brands, Inc.	575,972
200	Phillips-Van Heusen Corp.	8,442
9,000	Staples, Inc.	195,300

		4,207,786

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Telecommunication Services—3.5%
293,300	AT&T, Inc.	$11,353,643
25,800	Corning, Inc.	689,118
800	Motorola, Inc.	7,968

		12,050,729

	Telecommunications—0.1%
17,000	Cisco Systems, Inc.*	435,880
800	Crown Castle International Corp.*	31,080
1,976	Fairpoint Communications, Inc.	18,199

		485,159

	Thrifts & Mortgage Finance—1.0%
156,500	Washington Mutual, Inc.(h)	1,874,870
125,000	Washington Mutual, Inc.(a)	1,536,250

		3,411,120

	Tobacco—1.6%
132,700	Altria Group, Inc.	2,654,000
57,900	Philip Morris International, Inc.*	2,954,637

		5,608,637

	Transportation—0.1%
10,700	Royal Caribbean Cruises Ltd. (Liberia)(a)	341,330

	TOTAL LONG-TERM INVESTMENTS (cost $315,491,728)	340,255,215

	SHORT-TERM INVESTMENT—18.8%

	AFFILIATED MONEY MARKET MUTUAL FUND
64,519,834	Dryden Core Investment Fund—Taxable Money Market Series (cost $64,519,834; includes $61,923,227 of cash collateral for securities on loan)(b)(e)(w)	64,519,834

	TOTAL INVESTMENTS—117.7% (cost $380,011,562; Note 5)	404,775,049
	Liabilities in excess of other assets—(17.7%)	(60,843,934)

	NET ASSETS—100%	$343,931,115

The following abbreviation was used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $59,418,243; cash collateral of $61,923,227 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	An affiliated security.
(h)	Security is restricted as to resale. At the end of the current reporting period, the aggregate cost of such securities was $1,369,375. The aggregate market value of $1,874,870 is approximately 0.5% of net assets. The securities have been deemed to be liquid under procedures established by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (18.0% represents investments purchased with collateral from securities on loan)	18.8%
Oil, Gas & Consumable Fuels	13.6
Insurance	9.6
Commercial Banks	7.3
Pharmaceuticals	6.2
Diversified Financial Services	5.6
Electric Utilities	5.1
Industrial Conglomerates	4.1
Telecommunication Services	3.5
Chemicals	3.3
Metals & Mining	3.0
Real Estate Investment Trusts	2.3
Software	2.3
Diversified Telecommunication Services	2.2
Media	2.0
Aerospace & Defense	1.9
Tobacco	1.6
Food Products	1.6
Hotels, Restaurants & Leisure	1.2
Specialty Retail	1.2
Auto Components	1.1
Thrifts & Mortgage Finance	1.0
Machinery	1.0
Energy Equipment & Services	1.0
IT Services	0.9
Food & Staples Retailing	0.9
Electronic Equipment & Instruments	0.9
Beverages	0.9
Household Products	0.8
Healthcare Providers & Services	0.8
Retail & Merchandising	0.8
Computers & Peripherals	0.8
Financial—Bank & Trust	0.7
Consumer Products	0.6
Office Electronics	0.6
Railroads & Equipment	0.5
Consumer Finance	0.5
Household Durables	0.5
Paper & Forest Products	0.5
Road & Rail	0.5
Commercial Services & Supplies	0.4
Apparel	0.4
Multi-Line Retail	0.4
Air Freight & Couriers	0.4

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

Industry (continued)
Exchange Traded Funds	0.3%
Financial Services	0.3
Food	0.3
Banks	0.3
Healthcare—Products	0.3
Industrial Products	0.2
Semiconductors & Semiconductor Equipment	0.2
Home Builder	0.2
Electric—Integrated	0.2
Diversified Machinery	0.2
Communications Equipment	0.2
Industrial Machinery	0.2
Automobiles	0.2
Biotechnology	0.2
Clothing & Apparel	0.2
Manufacturing	0.2
Telecommunications	0.1
Healthcare Services	0.1
Healthcare Equipment & Supplies	0.1
Biotechnology Healthcare	0.1
Automotive Parts	0.1
Transportation	0.1
Computer Services & Software	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Growth Portfolio	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—92.9%

	COMMON STOCKS

	Advertising—0.3%
12,270	inVentiv Health, Inc.*	$364,787

	Aerospace & Defense—3.8%
52,259	AAR Corp.(a)	1,222,861
30,490	BE Aerospace, Inc.*	1,230,576
29,045	HEICO Corp.(a)	1,496,108
22,770	Orbital Sciences Corp.*(a)	612,741

		4,562,286

	Auto Related—1.1%
49,515	Tenneco, Inc.*	1,266,594

	Banks—1.5%
9,520	Cullen Frost Bankers, Inc.	531,406
26,975	Signature Bank*(a)	711,601
16,765	Wintrust Financial Corp.	531,786

		1,774,793

	Beverages—0.6%
29,230	Peet’s Coffee & Tea, Inc.*	679,013

	Biotechnology—2.0%
96,980	Applera Corp.—Celera Group*(a)	1,297,593
11,420	Martek Bioscience Corp.*(a)	402,669
63,010	RTi Biologics, Inc.*	638,921

		2,339,183

	Broadcasting—0.6%
40,420	DG FastChannel, Inc.*	753,833

	Chemicals—0.6%
2,780	Intrepid Potash, Inc.*	132,022
14,970	Terra Industries, Inc.*(a)	566,764

		698,786

	Clothing & Apparel—0.3%
8,805	Gymboree Corp.*	380,552

	Commercial Services—6.6%
88,179	Cardtronics, Inc.*(a)	731,004
53,603	CoStar Group, Inc.*(a)	2,570,264
11,020	Heidrick & Struggles International, Inc.	329,829
62,015	Rollins, Inc.	987,899
7,605	Strayer Education, Inc.	1,412,172

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Commercial Services (continued)
29,710	Team, Inc.*	$883,278
42,300	TeleTech Holdings, Inc.*(a)	969,939

		7,884,385

	Computer Services & Software—7.0%
20,770	Advent Software, Inc.*(a)	827,892
8,900	Concur Technologies, Inc.*(a)	294,946
47,756	Double-Take Software, Inc.*	710,609
84,698	Informatica Corp.*	1,351,780
62,330	Innerworkings, Inc.*(a)	837,715
55,983	Omniture, Inc.*(a)	1,277,532
47,601	Polypore International, Inc.*(a)	1,114,340
57,700	PROS Holdings, Inc.*	673,936
39,220	Taleo Corp.*	764,790
46,720	Vasco Data Security International, Inc.*	471,405

		8,324,945

	Consumer Products & Services—2.8%
56,207	Bare Escentuals, Inc.*(a)	1,282,082
5,035	Chattem, Inc.*(a)	351,846
79,490	FGX International Holdings Ltd. (British Virgin Islands)*	1,037,344
17,630	Fossil, Inc.*	630,978

		3,302,250

	Distribution/Wholesale—0.4%
9,230	MWI Veterinary Supply, Inc.*	318,158
3,945	Owens & Minor, Inc.	178,788

		496,946

	Education—2.0%
20,048	American Public Education, Inc.*(a)	645,746
16,815	Blackboard, Inc.*(a)	580,790
19,920	DeVry, Inc.(a)	1,135,440

		2,361,976

	Electronic Components—1.4%
17,320	Digital River, Inc.*	568,962
32,300	Trimble Navigation Ltd.*(a)	1,059,117

		1,628,079

	Entertainment & Leisure—4.2%
22,590	Allegiant Travel Co.*	615,577
40,355	Great Wolf Resorts, Inc.*	246,569
18,120	Life Time Fitness, Inc.*(a)	658,662
106,410	Macrovision Corp.*	1,679,150
53,780	Scientific Games Corp. (Class A Stock)*(a)	1,514,445
9,870	WMS Industries, Inc.*(a)	357,195

		5,071,598

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial—Bank & Trust—0.5%
12,979	Heartland Payment Systems, Inc.(a)	$284,240
10,275	PrivateBancorp, Inc.(a)	349,247

		633,487

	Financial Services—5.0%
7,500	Affiliated Managers Group, Inc.*(a)	745,050
19,970	Cohen & Steers, Inc.(a)	557,562
61,330	Euronet Worldwide, Inc.*(a)	1,084,314
8,340	FCStone Group, Inc.*	345,443
19,608	Greenhill & Co., Inc.(a)	1,275,501
22,210	Investment Technology Group, Inc.*	1,071,855
51,243	Texas Capital Bancshares, Inc.*(a)	945,433

		6,025,158

	Healthcare Equipment & Supplies—1.1%
29,250	ArthroCare Corp.*(a)	1,318,005

	Healthcare Services—5.6%
5,100	Air Methods Corp.*	204,510
11,390	Amedisys, Inc.*(a)	590,002
16,000	Healthways, Inc.*	584,480
35,252	IPC The Hospitalist Co., Inc.*	827,364
75,855	Nighthawk Radiology Holdings, Inc.*	568,913
15,500	Pediatrix Medical Group, Inc.*	1,054,310
34,200	Psychiatric Solutions, Inc.*(a)	1,187,082
90,040	RadNet, Inc.*(a)	630,280
50,430	TriZetto Group, Inc. (The)*	1,061,551

		6,708,492

	Household Durables—0.2%
22,550	Tempur-Pedic International, Inc.(a)	250,531

	Industrial Products—0.8%
5,680	Valmont Industries, Inc.	559,253
11,895	Woodward Governor Co.	417,871

		977,124

	Insurance—1.8%
79,730	AmTrust Financial Services, Inc.	1,239,801
32,320	eHealth, Inc.*	874,256

		2,114,057

	Internet Services—10.7%
18,485	Cogent Communications Group Inc.*(a)	388,370
106,580	CyberSource Corp.*	1,934,427

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Internet Services (continued)
6,860	Equinix, Inc.*(a)	$620,281
40,510	F5 Networks, Inc.*	916,741
109,471	Internet Brands, Inc. (Class A Stock)*	712,656
42,230	j2 Global Communications, Inc.*	903,722
15,657	Mercadolibre, Inc. (Argentina)*(a)	791,931
179,820	NaviSite, Inc.*	699,500
92,760	NIC, Inc.	601,085
25,405	Perficient, Inc.*	233,218
23,680	Shutterfly, Inc.*(a)	387,168
82,560	TheStreet.com, Inc.	644,794
158,609	ValueClick, Inc.*(a)	3,164,249
52,910	Veraz Networks, Inc.*(a)	135,979
65,740	Website Pros, Inc.*	591,660

		12,725,781

	Machinery & Equipment—3.0%
52,910	Flow International Corp.*	530,687
28,380	Hexcel Corp.*	635,145
19,252	IDEX Corp.	706,356
51,215	Intermec, Inc.*(a)	1,081,661
17,995	Tennant Co.(a)	614,169

		3,568,018

	Media—0.5%
37,450	Dolan Media Co.*	649,383

	Medical Supplies & Equipment—9.3%
25,505	Cepheid, Inc.*	499,133
11,690	Idexx Laboratories, Inc.*	621,908
12,767	Integra LifeSciences Holdings Corp.*(a)	540,938
55,430	K-V Pharmaceutical Co. (Class A Stock)*(a)	1,354,709
162,700	LeMaitre Vascular, Inc.*(a)	726,455
10,966	Mentor Corp.	320,975
16,980	Micrus Endovascular Corp.*	193,232
12,030	Myriad Genetics, Inc.*(a)	499,726
43,872	Natus Medical, Inc.*	862,962
116,890	NovaMed, Inc.*(a)	489,769
23,520	NuVasive, Inc.*	897,288
32,209	Phase Forward, Inc.*(a)	592,646
29,730	Quality Systems, Inc.(a)	954,928
126,688	Spectranetics Corp. (The)*(a)	1,363,163
34,010	Vnus Medical Technologies, Inc.*	556,063
17,360	Zoll Medical Corp.*	579,477

		11,053,372

	Metals & Mining—0.9%
18,440	Dynamic Materials Corp.	867,233
8,990	Ladish Co., Inc.*	270,240

		1,137,473

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels—6.1%
19,280	Arena Resources, Inc.*(a)	$865,672
8,245	Bill Barrett Corp.*(a)	424,040
47,895	Cal Dive International, Inc.*(a)	583,840
6,010	Core Laboratories NV (Netherlands)*	752,933
45,367	Dril-Quip, Inc.*	2,593,178
17,000	Oil States International, Inc.*(a)	851,020
18,100	Superior Energy Services, Inc.*	803,278
10,175	Willbros Group, Inc. (Panama)*	367,216

		7,241,177

	Pharmaceuticals—2.0%
13,660	HealthExtras, Inc.*	385,485
32,130	Medicines Co. (The)*	634,567
52,870	Sciele Pharma, Inc.*(a)	1,018,805
8,625	West Pharmaceutical Services, Inc.	404,599

		2,443,456

	Real Estate
1	KKR Financial Holdings LLC	13

	Restaurants—0.5%
42,165	BJ’s Restaurants, Inc.*(a)	587,780

	Retail & Merchandising—2.0%
25,740	Aeropostale, Inc.*(a)	818,274
32,246	Jos. A. Bank Clothiers, Inc.*(a)	787,125
56,020	Leapfrog Enterprises, Inc.*	465,526
8,919	Tractor Supply Co.*(a)	317,160

		2,388,085

	Semiconductors—0.3%
51,400	O2Micro International Ltd., ADR (Cayman Islands)*	390,126

	Telecommunications—4.8%
16,105	Cbeyond, Inc.*(a)	317,913
62,080	Foundry Networks, Inc.*(a)	790,278
49,382	NeuStar, Inc. (Class A Stock)*(a)	1,358,499
14,315	Nice Systems Ltd. (Israel)*	455,790
37,380	Nuance Communications, Inc.*(a)	758,066
67,072	PAETEC Holding Corp.*	517,125
55,800	Premiere Global Services, Inc.*	810,216
43,270	Syniverse Holdings, Inc.*	679,772

		5,687,659

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Transportation—2.4%
22,512	Aircastle Ltd.(a)	$314,718
22,008	Forward Air Corp.(a)	750,253
25,857	Genesis Lease Ltd., ADR (Ireland)	349,069
21,350	Old Dominion Freight Line, Inc.*(a)	655,445
33,765	UTi Worldwide, Inc. (British Virgin Islands)	742,155

		2,811,640

	Utilities—0.2%
18,329	Comverge, Inc.*(a)	240,476

	TOTAL LONG-TERM INVESTMENTS (cost $106,064,766)	110,841,299

	SHORT-TERM INVESTMENT—45.1%

	AFFILIATED MONEY MARKET MUTUAL FUND
53,816,495	Dryden Core Investment Fund—Taxable Money Market Series; (cost $53,816,495; includes $46,380,577 of cash collateral for securities on loan)(b)(w)	53,816,495

	TOTAL INVESTMENTS—138.0% (cost $159,881,261; Note 5)	164,657,794
	Liabilities in excess of other assets—(38.0%)	(45,374,516)

	NET ASSETS—100%	$119,283,278

The following abbreviation was used in portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $44,296,742; cash collateral of $46,380,577 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (38.9% represents investments purchased with collateral from securities on loan)	45.1%
Internet Services	10.7
Medical Supplies & Equipment	9.3
Computer Services & Software	7.0
Commercial Services	6.6
Oil, Gas & Consumable Fuels	6.1
Healthcare Services	5.6
Financial Services	5.0
Telecommunications	4.8
Entertainment & Leisure	4.2
Aerospace & Defense	3.8

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Machinery & Equipment	3.0%
Consumer Products & Services	2.8
Transportation	2.4
Pharmaceuticals	2.0
Retail & Merchandising	2.0
Education	2.0
Biotechnology	2.0
Insurance	1.8
Banks	1.5
Electronic Components	1.4
Healthcare Equipment & Supplies	1.1
Auto Related	1.1
Metals & Mining	0.9
Industrial Products	0.8
Broadcasting	0.6
Chemicals	0.6
Beverages	0.6
Media	0.5
Financial—Bank & Trust	0.5
Restaurants	0.5
Distribution/Wholesale	0.4
Semiconductors	0.3
Clothing & Apparel	0.3
Advertising	0.3
Household Durables	0.2
Utilities	0.2

138.0
Liabilities in excess of other assets	(38.0)

100.0%

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2008 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—95.9%

	COMMON STOCKS

	Aerospace/Defense—2.5%
69,200	AAR Corp.(a)	$1,619,280
8,375	Alliant Techsystems, Inc.*(a)	919,240
17,032	BE Aerospace, Inc.*	687,411
4,200	Curtiss-Wright Corp.(a)	199,458
41,100	DRS Technologies, Inc.	2,566,284
1,900	Esterline Technologies Corp.*(a)	105,754
1,800	Kaman Corp. (Class A Stock)	48,780
68,625	Moog, Inc. (Class A Stock)*(a)	2,958,424
29,900	Teledyne Technologies, Inc.*(a)	1,756,027
16,591	Triumph Group, Inc.(a)	976,712

		11,837,370

	Airlines—0.5%
10,900	Republic Airways Holdings, Inc.*(a)	183,774
119,300	SkyWest, Inc.(a)	2,270,279

		2,454,053

	Auto Related—0.6%
58,992	Aftermarket Technology Corp.*(a)	1,351,507
42,594	American Axle & Manufacturing Holdings, Inc.(a)	857,843
56,214	Cooper Tire & Rubber Co.	738,652
2,500	Tenneco, Inc.*	63,950

		3,011,952

	Automobile Manufacturers—0.3%
17,556	Oshkosh Corp.	712,774
30,000	Thor Industries, Inc.(a)	909,600

		1,622,374

	Automotive Components
6,300	Lear Corp.*(a)	179,991

	Automotive Parts
1,700	Standard Motor Products, Inc.	10,336

	Banks—4.1%
500	AmericanWest Bancorp	1,825
1,900	Ameris Bancorp	28,462
1,100	BancFirst Corp.	48,103
94,107	BancorpSouth, Inc.(a)	2,261,391
89,676	Bank Mutual Corp.	1,003,474
2,600	BankUnited Financial Corp. (Class A Stock)(a)	10,218
500	Banner Corp.	10,800

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Banks (continued)
800	Capital Corp. of The West	$5,480
1,300	Capitol Bancorp Ltd.(a)	22,347
86,280	Cardinal Financial Corp.	664,356
1,600	Cathay General Bancorp(a)	27,280
4,700	Central Pacific Financial Corp.(a)	86,292
2,200	Chemical Financial Corp.(a)	53,416
4,000	City Holding Co.	166,320
5,200	Colonial BancGroup, Inc. (The)(a)	42,328
1,700	Columbia Banking System, Inc.	46,036
2,300	Community Bank System, Inc.(a)	58,627
4,000	Community Trust Bancorp, Inc.(a)	120,240
6,800	Corus Bankshares, Inc.(a)	49,844
41,250	Cullen Frost Bankers, Inc.	2,302,575
4,100	Dime Community Bancshares	76,547
8,000	First Bancorp. (Puerto Rico)(a)	82,320
100,390	First Financial Bancorp(a)	1,317,117
1,300	First Financial Holdings, Inc.	31,213
11,500	First Niagara Financial Group, Inc.	165,945
1,200	First Place Financial Corp. (OH)	15,000
1,100	FirstFed Financial Corp.*(a)	16,808
68,823	FirstMerit Corp.(a)	1,412,248
2,500	Flagstar Bancorp, Inc.(a)	15,300
1,600	Great Southern Bancorp, Inc.	24,128
25,121	Hancock Holding Co.(a)	1,036,744
14,400	Hanmi Financial Corp.(a)	100,656
3,650	IBERIABANK Corp.	175,930
4,300	Independent Bank Corp.(a)	125,689
4,966	Independent Bank Corp. (MI)	39,629
3,900	Irwin Financial Corp.	22,776
700	Lakeland Financial Corp.	16,303
2,780	MainSource Financial Group, Inc.(a)	41,172
3,400	Nara Bancorp, Inc.	44,642
85,000	Old National Bancorp(a)	1,454,350
400	Old Second Bancorp, Inc.	9,812
2,800	Oriental Financial Group, Inc. (Puerto Rico)	52,640
1,600	Peoples Bancorp, Inc.	38,832
27,075	Prosperity Bancshares, Inc.(a)	838,513
2,400	Provident Bankshares Corp.	30,744
15,637	Rainier Pacific Financial Group, Inc.	211,256
751	Republic Bancorp, Inc. (KY) (Class A Stock)	17,371
635	Royal Bancshares of Pennsylvania (Class A Stock)	6,890
415	SCBT Financial Corp.	14,097
1,200	Security Bank Corp.(a)	9,216
100	Sierra Bancorp	2,161
49,674	Signature Bank*(a)	1,310,400
1,100	Simmons First National Corp. (Class A Stock)(a)	35,211

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Banks (continued)
4,200	Southwest Bancorp, Inc.	$73,920
8,150	Sterling Bancshares, Inc. (TX)	84,678
65,950	Sterling Financial Corp. (WA)(a)	805,249
50,000	Susquehanna Bancshares, Inc.	994,500
2,400	Taylor Capital Group, Inc.	35,808
2,500	TierOne Corp.(a)	22,400
1,600	Trico Bancshares(a)	27,216
12,965	UMB Financial Corp.(a)	643,583
4,983	Umpqua Holdings Corp.(a)	73,499
16,875	United Bankshares, Inc.(a)	490,894
4,100	West Coast Bancorp	52,931
1,000	WSFS Financial Corp.	50,810

		19,156,562

	Beverages—0.3%
54,700	PepsiAmericas, Inc.	1,405,790

	Biotechnology—0.1%
2,300	Applera Corp.—Celera Genomics Group*	30,774
1,300	Bio-Rad Laboratories, Inc. (Class A Stock)*	108,355
700	Illumina, Inc.*(a)	54,523
1,000	LifeCell Corp.*	50,780
2,225	Protalix Biotherapeutics, Inc. (Israel)*	6,096

		250,528

	Broadcasting—0.1%
6,200	Cox Radio, Inc. (Class A Stock)*(a)	72,106
6,800	DG FastChannel, Inc.*	126,820
4,300	Entercom Communications Corp. (Class A Stock)	45,580
2,400	Lin TV Corp. (Class A Stock)*(a)	24,048

		268,554

	Building & Construction—0.1%
12,450	Chicago Bridge & Iron Company N.V.	496,008

	Building Materials
900	Comfort Systems USA, Inc.(a)	12,240
1,400	Perini Corp.*	50,652

		62,892

	Building Products—1.3%
3,000	Apogee Enterprises, Inc.	66,930
50,000	Crane Co.(a)	2,047,000
60,000	Lennox International, Inc.(a)	1,988,400
1,600	NCI Buildings Systems, Inc.*	38,624
70,000	Simpson Manufacturing Co., Inc.(a)	1,847,300
1,900	Universal Forest Products, Inc.(a)	65,949

		6,054,203

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Business Services—0.9%
23,700	Administaff, Inc.	$620,703
8,404	Clean Harbors, Inc.*(a)	554,412
1,800	COMSYS IT Partners, Inc.*	14,724
1,200	infoUSA, Inc.	6,804
72,850	URS Corp.*	2,938,769

		4,135,412

	Capital Markets—0.7%
147,500	Jefferies Group, Inc.(a)	2,773,000
500	Thomas Weisel Partners Group, Inc.*	3,295
18,900	Waddell & Reed Financial, Inc. (Class A Stock)(a)	639,954

		3,416,249

	Chemicals—3.7%
16,200	Airgas, Inc.	779,706
27,585	Arch Chemicals, Inc.	939,821
27,196	Cabot Corp.	793,035
5,300	CF Industries Holdings, Inc.	708,610
36,807	Ferro Corp.	647,067
11,707	FMC Corp.	734,966
6,500	H.B. Fuller Co.(a)	150,020
9,500	Hercules, Inc.	178,600
2,600	Innospec, Inc. (United Kingdom)(a)	53,014
13,000	Lubrizol Corp. (The)	758,160
1,400	Mattson Technology, Inc.*	6,790
90,000	Methanex Corp. (Canada)(a)	2,111,400
700	Minerals Technologies, Inc.(a)	47,418
700	NewMarket Corp.(a)	45,451
26,517	Olin Corp.	534,848
1,100	OM Group, Inc.*(a)	60,236
3,300	Rockwood Holdings, Inc.*(a)	121,803
100,000	RPM International, Inc.	2,230,000
100,800	Sensient Technologies Corp.(a)	3,000,816
3,700	Spartech Corp.	33,078
5,800	Terra Industries, Inc.*(a)	219,588
2,500	UAP Holding Corp.	97,275
53,700	Valspar Corp. (The)	1,180,326
3,400	W.R. Grace & Co.*(a)	86,224
110,000	Westlake Chemical Corp.(a)	1,838,100

		17,356,352

	Clothing & Apparel—0.2%
1,900	Cato Corp. (The)(a)	30,761
27,230	G&K Services, Inc.	858,562
4,600	Maidenform Brands, Inc.*(a)	68,540

		957,863

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Commercial Banks—0.5%
58,586	Amcore Financial, Inc.	$728,810
21,900	Frontier Financial Corp.(a)	350,400
4,900	Fulton Financial Corp.	61,103
12,200	International Bancshares Corp.	304,878
40,000	Whitney Holding Corp.(a)	936,400

		2,381,591

	Commercial Services—1.5%
101,100	Advance America Cash Advance Centers, Inc.(a)	890,691
1,000	Chemed Corp.(a)	34,100
2,300	Consolidated Graphics, Inc.*(a)	133,791
500	CRA International, Inc.*	17,240
700	Electro Rent Corp.	9,457
4,800	Gartner, Inc.*(a)	110,016
2,200	Geo Group, Inc. (The)*(a)	58,190
35,075	Healthspring, Inc.*(a)	590,663
800	MAXIMUS, Inc.	30,336
95,500	Pharmaceutical Product Development, Inc.	3,955,610
8,200	Spherion Corp.*	40,508
13,300	Stewart Enterprises, Inc.(a)	90,839
7,550	Team, Inc.*	224,462
2,500	Viad Corp.(a)	78,650
22,862	Waste Connections, Inc.*(a)	733,184

		6,997,737

	Commercial Services & Supplies—1.6%
103,648	Avis Budget Group, Inc.*(a)	1,376,445
9,300	Ennis, Inc.	157,542
26,600	Healthcare Services Group, Inc.	405,916
30,700	Heidrick & Struggles International, Inc.	918,851
100,000	Schawk, Inc.(a)	1,603,000
72,341	School Specialty, Inc.*(a)	2,129,719
1,200	Valassis Communications, Inc.*(a)	17,040
15,075	Watson Wyatt Worldwide, Inc.(a)	883,697

		7,492,210

	Computer Hardware—1.0%
4,700	Agilysys, Inc.	51,512
9,700	Aspen Technology, Inc.*(a)	133,278
44,055	CACI International, Inc. (Class A Stock)*(a)	2,208,037
6,200	CIBER, Inc.*	38,812
4,700	Electronics For Imaging, Inc.*(a)	67,774
1,300	Hutchinson Technology, Inc.*	18,382
2,500	Imation Corp.(a)	58,450
2,100	Magma Design Automation, Inc.*	19,593
6,500	Palm, Inc.(a)	37,440
2,200	PC Connection, Inc.*	16,434
136,886	Perot Systems Corp. (Class A Stock)*(a)	2,140,897
20,200	Quantum Corp.*(a)	35,350

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Computer Hardware (continued)
2,400	Silcon Storage Technology, Inc.*	$7,368
2,300	SYKES Enterprises, Inc.*	38,226

		4,871,553

	Computer Services & Software—3.0%
48,321	Avocent Corp.*(a)	942,743
18,696	Diebold, Inc.	732,883
2,800	Digi International, Inc.*	23,072
66,400	Global Payments, Inc.(a)	2,938,864
1,100	Mantech International Corp.*	52,547
13,250	MICROS Systems, Inc.*(a)	472,363
158,903	Parametric Technology Corp.*(a)	2,769,679
1,700	Progress Software Corp.*(a)	51,391
800	QAD, Inc.	6,080
1,800	Quest Software, Inc.*	23,976
200	Semtech Corp.*(a)	3,248
700	SI International, Inc.*	16,058
400	SPSS, Inc.*	16,896
73,600	SRA International, Inc.*(a)	1,933,472
76,070	Sybase, Inc.*(a)	2,237,979
200	SYNNEX Corp.*	4,776
32,543	Synopsys, Inc.*	752,069
700	Virtusa Corp.*	7,763
56,554	Xyratex Ltd. (Bermuda)*	1,112,417

		14,098,276

	Computers
5,200	Mentor Graphics Corp.*(a)	52,364

	Conglomerates
10,400	Tomkins PLC (United Kingdom)	148,512

	Construction—0.3%
2,200	EMCOR Group, Inc.*	55,132
36,800	Granite Construction, Inc.	1,262,240

		1,317,372

	Consumer Finance—0.1%
14,857	McGrath RentCorp(a)	383,756

	Consumer Products & Services—1.2%
73,499	Central Garden & Pet Co.*(a)	378,520
58,310	Central Garden & Pet Co. (Class A Stock)*(a)	292,716
2,700	Compass Diversified Holdings(a)	33,102
2,800	Elizabeth Arden, Inc.*(a)	51,828
800	Helen of Troy Ltd. (Bermuda)*	13,528

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Consumer Products & Services (continued)
593	Jarden Corp.*(a)	$12,635
67,025	Scotts Miracle-Gro Co. (The)(a)	2,221,209
41,846	Snap-on, Inc.(a)	2,481,886

		5,485,424

	Consumer Services—0.3%
9,200	Rent-A-Center, Inc.*(a)	198,076
45,500	Sotheby’s(a)	1,260,350

		1,458,426

	Containers & Packaging—1.6%
81,731	Bemis Co.(a)	2,149,525
2,300	Core-Mark Holding Co., Inc.*	65,918
1,600	Greif, Inc. (Class A Stock)(a)	103,360
99,751	Pactiv Corp.*(a)	2,373,076
5,600	Rock-Tenn Co. (Class A Stock)	190,008
47,848	Silgan Holdings, Inc.	2,549,342

		7,431,229

	Distribution/Wholesale—0.2%
1,200	United Stationers, Inc.*(a)	52,908
25,601	WESCO International, Inc.*	952,613

		1,005,521

	Diversified Financials
1,900	Financial Federal Corp.(a)	44,365

	Diversified Telecommunication Services—0.3%
68,300	Iowa Telecommunications Services, Inc.(a)	1,182,956

	Drugs & Healthcare—1.0%
33,811	Cooper Cos, Inc. (The)(a)	1,183,385
39,000	Covance, Inc.*	3,267,810

		4,451,195

	Drugs & Medicine—0.3%
26,425	Barr Pharmaceuticals, Inc.*	1,327,328

	Electric Utilities—1.4%
600	Black Hills Corp.(a)	23,406
1,200	CH Energy Group, Inc.(a)	42,432
70,100	Cleco Corp.	1,683,101
7,000	El Paso Electric Co.*(a)	157,990
2,200	UIL Holdings Corp.	68,860
8,000	Unisource Energy Corp.(a)	249,920
171,681	Westar Energy, Inc.(a)	3,981,282
8,371	Wisconsin Energy Corp.(a)	397,288

		6,604,279

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Electrical Equipment—0.9%
26,800	Acuity Brands, Inc.(a)	$1,282,112
83,425	Regal-Beloit Corp.(a)	3,094,233

		4,376,345

	Electronic Components—1.5%
24,837	Empire District Electric Co. (The)	517,355
10,500	Nam Tai Electronics, Inc. (China)	108,255
81,000	Park Electrochemical Corp.	2,195,100
800	Plexus Corp.*	19,272
115,616	Portland General Electric Co.	2,774,784
76,200	Technitrol, Inc.(a)	1,600,200

		7,214,966

	Electronics—3.0%
1,100	Bel Fuse, Inc. (Class B Stock)(a)	28,677
22,721	Belden CDT, Inc.	766,606
4,850	Benchmark Electronics, Inc.*	86,233
76,600	Checkpoint Systems, Inc.*(a)	1,986,238
57,957	Coherent, Inc.*	1,727,119
4,900	CTS Corp.	55,125
400	Electro Scientific Industries, Inc.*	6,564
180,000	FLIR Systems, Inc.*(a)	6,179,400
48,058	Littelfuse, Inc.*	1,766,612
361,100	Sanmina-SCI Corp.*	559,705
2,500	TTM Technologies, Inc.*(a)	33,275
24,456	Watts Water Technologies, Inc. (Class A Stock)(a)	657,133

		13,852,687

	Energy Equipment & Services—1.6%
20,500	Complete Production Services, Inc.*(a)	553,705
30,000	Frontier Oil Corp.	745,500
69,583	Headwaters, Inc.*(a)	795,334
45,000	Holly Corp.	1,866,600
15,575	Superior Energy Services, Inc.*(a)	691,218
40,000	Tidewater, Inc.(a)	2,608,800

		7,261,157

	Entertainment
1,100	Macrovision Corp.*	17,358

	Entertainment & Leisure—0.5%
25,500	Life Time Fitness, Inc.*	926,925
34,219	RC2 Corp.*(a)	633,051
29,105	Scientific Games Corp. (Class A Stock)*	819,597
1,200	Steinway Musical Instruments, Inc.*	34,800

		2,414,373

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Environmental Services—0.6%
160,200	Allied Waste Industries, Inc.*(a)	$1,980,072
38,408	Tetra Tech, Inc.*(a)	811,561

		2,791,633

	Equipment Services
1,400	Medassets, Inc.*	21,014

	Exchange Traded Fund—0.1%
5,870	iShares Russell 2000 Index Fund(a)	419,059

	Financial—Bank & Trust—1.2%
2,200	Banco Latinoamericano de Exportaciones SA (Panama)	41,360
24,300	Bank of Hawaii Corp.	1,332,369
2,275	Citizens Republic Bankcorp, Inc.(a)	18,768
2,400	City Bank/Lynnwood (WA)(a)	43,488
5,650	City National Corp. (CA)	274,138
700	Community Bancorp NV*	7,770
1,400	Downey Financial Corp.	19,796
800	First Bancorp (NC)	15,056
1,600	First Merchants Corp.(a)	40,912
600	Heartland Financial USA, Inc.(a)	13,500
400	Heritage Commerce Corp.	7,072
1,625	Horizon Financial Corp.	19,955
600	Imperial Capital Bancorp, Inc.	9,042
109,801	NewAlliance Bancshares, Inc.	1,477,922
500	S&T Bancorp, Inc.	17,035
158	Stellarone Corp.	2,545
17,884	Superior Bancorp*(a)	317,441
106,271	TCF Financial Corp.	1,849,115
700	Union Bankshares Corp.(a)	13,412
1,600	Washington Trust Bancorp, Inc.	38,688

		5,559,384

	Financial—Brokerage
2,800	Centerline Holding Co.	9,548
1,300	Penson Worldwide, Inc.*	14,144

		23,692

	Financial Services—2.9%
4,850	Advanta Corp. (Class B Stock)	42,583
7,325	Affiliated Managers Group, Inc.*(a)	727,665
700	Anchor Bancorp Wisconsin, Inc.	10,633
100	Berkshire Hills Bancorp, Inc.	2,559
700	BGC Partners, Inc.*	6,748
5,300	Brookline Bancorp, Inc.	57,240
25,844	Calamos Asset Management, Inc.	463,900
3,600	CompuCredit Corp.*(a)	29,088
13,400	Deluxe Corp.	284,884
6,271	Dollar Financial Corp.*	135,328
79,500	Eaton Vance Corp.	2,909,700

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Financial Services (continued)
1,700	Encore Capital Group, Inc.*(a)	$11,390
2,500	Federal Agricultural Mortgage Corp. (Class C Stock)(a)	80,000
42,500	First Cash Financial Services, Inc.*(a)	630,700
1,300	First Communtiy Banshares, Inc.(a)	43,446
700	First Regional Bancorp*	10,395
1,390	First Source Corp.	27,550
1,200	Greene County Bancshares, Inc.	24,036
700	Hallmark Financial Services*	7,581
2,400	Integra Bank Corp.	35,064
9,100	Knight Trading Group, Inc. (Class A Stock)*(a)	170,261
23,456	National Penn Bancshares, Inc.	391,481
3,300	NBT Bancorp, Inc.(a)	75,174
4,200	Ocwen Financial Corp.*(a)	20,748
72,600	Pacific Capital Bancorp(a)	1,479,588
8,029	Patriot Capital Funding, Inc.	81,735
600	Piper Jaffray Cos.*(a)	22,356
137,000	Raymond James Financial, Inc.(a)	3,941,490
1,900	Renasant Corp.	44,023
42,628	South Financial Group, Inc. (The)(a)	257,473
10,400	Student Loan Corp. (The)	1,322,672
600	Suffolk Bancorp	19,428
2,500	SWS Group, Inc.	32,800
4,100	United Community Financial Corp.	33,661
5,200	World Acceptance Corp.*(a)	204,776

		13,638,156

	Food & Drug Retailers
2,200	Perrigo Co.(a)	90,178
1,200	Weis Markets, Inc.	36,852

		127,030

	Food & Staples Retailing—0.4%
75,521	Casey’s General Stores, Inc.	1,671,280

	Food Products—1.9%
87,639	Corn Products International, Inc.	4,064,697
30,000	J.M. Smucker Co. (The)	1,496,400
5,700	Nash Finch Co.(a)	208,506
50,000	Pilgrim’s Pride Corp.	1,208,500
29,397	Ralcorp Holdings, Inc.*(a)	1,794,393
600	Ruddick Corp.(a)	23,220

		8,795,716

	Foods—0.9%
70,215	Dean Foods Co.*(a)	1,631,796
112,894	Del Monte Foods Co.	1,018,304

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Foods (continued)
19,971	Performance Food Group Co.*	$668,230
1,800	Reddy Ice Holdings, Inc.	23,832
8,600	Spartan Stores, Inc.	179,568
22,000	Treehouse Foods, Inc.*	498,740

		4,020,470

	Gas & Pipeline Utilities—4.9%
43,304	AGL Resources, Inc.	1,472,336
22,126	Atlas America, Inc.	1,539,085
120,864	Atmos Energy Corp.	3,345,516
40,000	Energen Corp.	2,729,600
23,000	National Fuel Gas Co.(a)	1,177,140
97,100	Southwest Gas Corp.(a)	2,803,277
77,672	Swift Energy Co.*(a)	4,049,818
100,000	UGI Corp.	2,600,000
14,284	W-H Energy Services, Inc.*	1,104,010
65,090	WGL Holdings, Inc.(a)	2,134,952

		22,955,734

	Healthcare Equipment & Supplies—0.5%
4,500	Hill-Rom Holdings, Inc.	113,085
26,800	Invacare Corp.	483,472
35,000	West Pharmaceutical Services, Inc.(a)	1,641,850

		2,238,407

	Healthcare Providers & Services—2.1%
2,400	Alliance Imaging, Inc.*(a)	19,560
34,200	Amedisys, Inc.*	1,771,560
74,200	AMERIGROUP Corp.*(a)	1,928,458
2,300	AMN Healthcare Services, Inc.*(a)	33,557
1,000	Apria Healthcare Group, Inc.*(a)	17,620
9,600	Gentiva Health Services, Inc.*	208,704
13,875	Inventiv Health, Inc.*	412,504
1,900	Magellan Health Services, Inc.*(a)	73,321
59,050	Owens & Minor, Inc.	2,676,146
70,250	Res-Care, Inc.*	1,144,372
74,200	Sunrise Senior Living, Inc.*(a)	1,591,590

		9,877,392

	Healthcare Services—1.1%
78,800	Healthways, Inc.*	2,878,564
31,325	LHC Group, Inc.*(a)	488,670
700	Molina Healthcare, Inc.*	17,381
42,172	Omnicare, Inc.	858,200
12,275	Pediatrix Medical Group, Inc.*	834,946
2,600	Psychiatric Solutions, Inc.*(a)	90,246
1,100	Rehabcare Group, Inc.*	18,700
1,300	Third Wave Technologies, Inc.*	11,466

		5,198,173

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Home Builders—0.4%
73,700	Hovnanian Enterprises, Inc. (Class A Stock)*(a)	$871,134
41,500	Meritage Homes Corp.*(a)	787,255

		1,658,389

	Hotels, Restaurants & Leisure—0.7%
200	Bob Evans Farms, Inc.(a)	5,614
61,700	Brinker International, Inc.(a)	1,399,973
13,500	Dover Downs Gaming & Entertainment, Inc.	109,080
8,100	Jack in the Box, Inc.*(a)	216,675
1,000	Papa John’s International, Inc.*	27,000
78,275	Sonic Corp.*(a)	1,721,267

		3,479,609

	Household Durables—0.7%
62,403	Ethan Allen Interiors, Inc.(a)	1,714,210
12,700	Lancaster Colony Corp.	485,013
83,234	Tempur-Pedic International, Inc.(a)	924,730

		3,123,953

	Household Products—0.1%
10,800	Tupperware Corp.(a)	425,520
3,500	WD-40 Co.	108,920
3,800	Zep, Inc.	56,316

		590,756

	Industrial Conglomerates—0.3%
28,892	Teleflex, Inc.	1,591,660

	Industrial Products—1.0%
36,722	Brady Corp.	1,246,712
15,560	CIRCOR International, Inc.	749,525
1,800	Compass Minerals International, Inc.	113,400
31,037	Interface, Inc.(a)	398,515
39,724	Kaydon Corp.(a)	2,080,346
7,200	Myers Industries, Inc.	90,576
800	Valmont Industries, Inc.(a)	78,768

		4,757,842

	Insurance—5.4%
94,047	American Equity Investment Life Holding Co.(a)	907,554
6,000	American Financial Group, Inc.	164,520
1,100	American Physicians Capital, Inc.(a)	50,985
7,000	Amerisafe, Inc.*	99,820
1,300	AmTrust Financial Services, Inc.	20,215
9,400	Aspen Insurance Holdings Ltd. (Bermuda)	244,306
7,400	Assured Guaranty Ltd. (Bermuda)	187,146

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Insurance (continued)
98,425	Delphi Financial Group, Inc. (Class A Stock)(a)	$2,679,128
82,587	Employers Holdings, Inc.	1,575,760
1,200	FPIC Insurance Group, Inc.*(a)	55,836
1,200	Harleysville Group, Inc.(a)	43,740
41,500	HCC Insurance Holdings, Inc.	1,024,220
50,300	Hilb Rogal & Hobbs Co.(a)	1,455,179
47,951	Horace Mann Educators Corp.	811,331
54,909	Infinity Property & Casual Corp.	2,128,273
25,925	IPC Holdings Ltd. (Bermuda)(a)	754,677
6,500	Max Capital Group Ltd. (Bermuda)(a)	152,165
3,700	Meadowbrook Insurance Group, Inc.(a)	26,788
2,300	Navigators Group, Inc. (The)*	112,700
71,101	Philadelphia Consolidated Holding Corp.*	2,622,205
1,300	Phoenix Cos., Inc. (The)(a)	16,900
50,546	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,813,085
9,600	PMA Capital Corp. (Class A Stock)*	89,088
30,615	ProAssurance Corp.*(a)	1,617,390
40,600	Protective Life Corp.	1,730,372
5,000	RLI Corp.(a)	240,000
3,700	Safety Insurance Group, Inc.(a)	132,830
2,800	Seabright Insurance Holdings, Inc.*	43,456
4,800	Selective Insurance Group(a)	102,336
55,200	State Auto Financial Corp.(a)	1,520,760
51,475	United Fire & Casualty Co.(a)	1,696,101
27,100	Zenith National Insurance Corp.	1,006,494

		25,125,360

	Insurance—Property Insurance
2,415	Argo Group International Holdings Ltd. (Bermuda)*	86,505

	Internet
2,600	Ariba, Inc.*(a)	30,862
4,800	Interwoven, Inc.*	54,048

		84,910

	Internet Services—0.2%
1,209	Cybersource Corp.*	21,943
29,870	F5 Networks, Inc.*	675,958
2,300	Forrester Research, Inc.*	66,332
14,600	FTD Group, Inc.	200,750
1,000	Ipass, Inc.*(a)	2,850
3,400	SonicWall, Inc.*	26,146
3,000	TIBCO Software, Inc.*	23,010
5,400	United Online, Inc.	57,672
700	USA Mobility, Inc.*	4,998

		1,079,659

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Investment Companies
5,714	MCG Capital Corp.	$43,771
7,989	Ticc Capital Corp.	58,160

		101,931

	Leisure—0.1%
10,600	Jakks Pacific, Inc.*	248,994

	Machinery—4.5%
24,075	Actuant Corp. (Class A Stock)(a)	815,420
36,000	Albany International Corp. (Class A Stock)(a)	1,306,800
600	Astec Industries, Inc.*(a)	21,990
86,800	Barnes Group, Inc.(a)	2,263,744
40,000	Briggs & Stratton Corp.(a)	608,800
49,850	Bucyrus International, Inc. (Class A Stock)	6,277,611
1,100	Cascade Corp.	47,575
11,825	General Cable Corp.*(a)	792,275
27,970	IDEX Corp.	1,026,219
32,179	Kadant, Inc.*(a)	839,228
40,000	Kennametal, Inc.	1,390,800
28,275	Lincoln Electric Holdings, Inc.	2,157,383
61,300	Mueller Industries, Inc.(a)	1,984,281
10,200	Nordson Corp.(a)	602,106
11,325	Rofin-Sinar Technologies, Inc.*	431,256
1,300	Smith A.O. Corp.	40,222
1,300	Tennant Co.(a)	44,369
5,900	Wabtec Corp.	252,992

		20,903,071

	Manufacturing—1.7%
700	Ameron International Corp.	69,160
3,500	Ceradyne, Inc.*(a)	136,360
6,100	EnPro Industries, Inc.*(a)	221,430
53,069	Federal Signal Corp.	736,598
62,300	Harsco Corp.	3,696,259
139,100	Hexel Corp.*(a)	3,113,058

		7,972,865

	Marine—0.5%
15,000	DryShips, Inc. (Greece)(a)	1,237,500
17,164	Excel Maritime Carriers Ltd. (Greece)(a)	681,594
5,000	Genco Shipping & Trading Ltd.(a)	338,250

		2,257,344

	Media—0.6%
25,028	AH Belo Corp.	244,023
125,181	Belo Corp. (Class A Stock)(a)	1,264,328

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Media (continued)
40,973	Courier Corp.	$964,505
7,900	Lee Enterprises, Inc.(a)	61,067
3,500	Scholastic Corp.*(a)	98,525
12,700	Sinclair Broadcast Group, Inc. (Class A Stock)	111,633
5,400	Westwood One, Inc.*	9,018

		2,753,099

	Medical Supplies & Equipment—0.6%
1,700	Advanced Energy Industries, Inc.*(a)	23,800
700	Arena Pharmaceuticals, Inc.*(a)	3,913
46,632	Conmed Corp.*(a)	1,190,049
2,600	Exelixis, Inc.*	19,786
3,200	Greatbatch, Inc.*(a)	58,176
22,762	Medical Action Industries, Inc.*	373,069
700	Medivation, Inc.*(a)	10,710
17,913	Orthofix International NV*(a)	551,004
800	Power Medical Interventions, Inc.*	5,128
37,118	PSS World Medical, Inc.*(a)	611,333
1,600	Seattle Genetics, Inc. (WA)*	16,256
1,300	STERIS Corp.(a)	36,023
100	SurModics, Inc.*(a)	4,447

		2,903,694

	Metals & Mining—3.3%
10,100	Amcol International Corp.(a)	299,970
5,325	Century Aluminum Co.*(a)	368,969
18,075	Cleveland-Cliffs, Inc.	2,899,230
1,100	Columbus Mckinnon Corp.*	31,141
70,000	Commercial Metals Co.	2,179,800
16,000	GrafTech International Ltd.*	314,400
383,500	IAMGOLD Corp.(a)	2,293,330
54,700	Quanex Building Products Corp.*	929,900
75,000	Royal Gold, Inc.(a)	2,121,750
1,000	Schnitzer Steel Industries, Inc. (Class A Stock)	88,000
77,200	Timken Co.	2,790,780
88,600	Titanium Metals Corp.(a)	1,350,264

		15,667,534

	Multi-Utilities—1.0%
40,000	Oge Energy Corp.	1,307,600
22,600	PNM Resources, Inc.	327,474
106,225	Vectren Corp.(a)	3,004,043

		4,639,117

	Office Equipment
6,500	IKON Office Solutions, Inc.	71,175

	Oil & Gas—0.7%
75,000	St. Mary Land & Exploration Co.	3,279,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Oil & Gas Exploration/Production—1.8%
6,300	Approach Resources, Inc.	$119,385
145,400	Cabot Oil & Gas Corp.	8,283,438

		8,402,823

	Oil, Gas & Consumable Fuels—5.0%
5,600	Alon USA Energy, Inc.(a)	78,120
18,650	Arena Resources, Inc.*(a)	837,385
63,367	Berry Petroleum Co. (Class A Stock)(a)	3,137,934
2,200	Bois d’Arc Energy, Inc.*	52,580
1,300	Callon Petroleum Co.*	26,000
60,000	Cimarex Energy Co.(a)	3,738,000
1,900	Comstock Resources, Inc.*	86,431
32,275	Concho Resources, Inc.*	889,822
2,475	Continental Resources, Inc.*	106,351
21,425	Encore Acquisition Co.*	977,623
1,877	Energy Partners Ltd.*(a)	22,806
1,588	Exterran Holdings, Inc.*(a)	106,029
30,900	Gulfport Energy Corp.*	358,131
4,500	Harvest Natural Resources, Inc.*	42,705
1,100	Laclede Group, Inc. (The)(a)	41,602
50,000	Lufkin Industries, Inc.	3,772,500
3,400	Mariner Energy, Inc.*	93,704
6,950	New Jersey Resources Corp.(a)	221,357
3,700	Nicor, Inc.(a)	129,944
11,950	Oil States International, Inc.*(a)	598,217
46,200	ONEOK, Inc.	2,223,144
32,900	Petrohawk Energy Corp.*(a)	777,756
43,825	Petroquest Energy, Inc.*	910,683
1,100	Rosetta Resources, Inc.*	23,969
1,900	RPC, Inc.	24,263
2,500	South Jersey Industries, Inc.(a)	91,275
4,100	Stone Energy Corp.*(a)	249,854
5,900	Trico Marine Services, Inc.*(a)	222,371
6,400	Tsakos Energy Navigation Ltd. (Greece)	208,000
2,900	Union Drilling, Inc.*(a)	49,039
800	Vaalco Energy, Inc.*	5,184
44,500	W&T Offshore, Inc.(a)	1,820,050
75,000	Western Refining, Inc.(a)	750,750
35,000	World Fuel Services Corp.	859,600

		23,533,179

	Paper & Forest Products—0.3%
12,400	Buckeye Technologies, Inc.*(a)	107,012
53,821	Neenah Paper, Inc.	1,236,807
4,200	Schweitzer-Mauduit International, Inc.(a)	92,946

		1,436,765

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Personnel Services
3,500	Kforce, Inc.*	$28,805

	Pharmaceuticals—0.1%
1,200	Alpharma, Inc. (Class A Stock)*	29,532
800	Auxilium Pharmaceuticals, Inc.*(a)	24,600
1,600	Barrier Therapeutics, Inc.*	3,664
5,500	Bionovo, Inc.*	6,215
1,000	Cypress Bioscience, Inc.*	6,580
1,000	Intermune, Inc.*(a)	15,850
800	Onyx Pharmaceuticals, Inc.*	28,128
800	Par Pharmaceutical Cos., Inc.*	13,640
600	Prestige Brands Holdings, Inc.*	5,388
500	Rigel Pharmaceuticals, Inc.*	11,250
1,700	Uluru, Inc.*	2,805
500	United Therapeutics Corp.*(a)	42,250
1,700	Valeant Pharmaceuticals International*(a)	22,576
5,100	Viropharma, Inc.*(a)	46,716

		259,194

	Railroads
700	Freightcar America, Inc.	26,880

	Real Estate—1.0%
1,900	Equity Lifestyle Properties, Inc.	93,936
40,000	First Industrial Realty Trust, Inc.(a)	1,208,400
50,000	Healthcare Realty Trust, Inc.(a)	1,416,500
3,000	HFF, Inc.*(a)	18,870
105,000	HRPT Properties Trust(a)	727,650
11,200	Northstar Realty Finance Corp.(a)	116,144
22,213	Potlatch Corp.(a)	995,365

		4,576,865

	Real Estate Investment Trust—Office Industrial
6,000	BioMed Realty Trust, Inc.	156,000

	Real Estate Investment Trust—Other REIT
1,000	OMEGA Healthcare Investors, Inc.	17,500

	Real Estate Investment Trusts—2.5%
14,600	Anthracite Capital, Inc.(a)	113,880
4,500	Anworth Mortgage Asset Corp.	30,060
3,400	Arbor Realty Trust, Inc.(a)	58,718
7,200	Ashford Hospitality Trust, Inc.	41,688
1,000	Capital Trust, Inc. (Class A Stock)(a)	26,750
60,000	CBL & Associates Properties, Inc.	1,469,400
6,100	DCT Industrial Trust, Inc.	61,000
9,300	Diamondrock Hospitality Co.(a)	118,575
15,400	East West Bancorp, Inc.	219,296
65,272	Education Realty Trust, Inc.	870,728
80,851	Equity One, Inc.(a)	1,997,020

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
1,200	Extra Space Storage, Inc.	$20,196
6,500	FelCor Lodging Trust, Inc.	81,835
4,300	First Potomac Realty Trust(a)	73,057
1,300	Gramercy Capital Corp.(a)	24,700
700	Home Properties, Inc.	36,799
5,000	Inland Real Estate Corp.(a)	80,750
24,400	Lexington Corporate Properties Trust(a)	351,360
3,400	LTC Properties, Inc.(a)	92,582
1,700	Maguire Properties, Inc.(a)	27,370
83,307	MFA Mortgage Investments, Inc.	582,316
19,880	Mid-America Apartment Communities, Inc.(a)	1,053,839
31,100	Nationwide Health Properties, Inc.(a)	1,120,222
4,100	Parkway Properties, Inc.(a)	162,606
8,600	Pennsylvania Real Estate Investment Trust(a)	216,548
3,100	Saul Centers, Inc.(a)	154,690
7,800	Senior Housing Properties Trust(a)	186,810
21,100	SL Green Realty Corp.(a)	1,958,080
13,300	Sunstone Hotel Investors, Inc.	248,444

		11,479,319

	Restaurants—0.2%
40,175	AFC Enterprises, Inc.*	415,811
63,924	Triarc Cos., Inc. (Class B Stock)	453,861

		869,672

	Retail—1.1%
6,300	Asbury Automotive Group, Inc.(a)	104,895
47,157	Cash America International, Inc.(a)	1,923,534
2,700	CSK Auto Corp.*(a)	32,211
1,600	Insight Enterprises, Inc.*	19,296
17,532	Men’s Wearhouse, Inc. (The)(a)	466,877
1,100	Movado Group, Inc.(a)	24,024
53,890	Pantry, Inc. (The)*(a)	584,707
35,975	Regis Corp.	1,050,470
40,800	Sonic Automotive, Inc.(a)	827,832
6,050	Stage Stores, Inc.(a)	95,227
3,300	Systemax, Inc.(a)	52,800

		5,181,873

	Retail & Merchandising—0.6%
49,162	Bebe Stores, Inc.(a)	491,128
4,700	Collective Brands, Inc.*(a)	58,139
500	Deckers Outdoor Corp.*(a)	69,035
60,960	DSW, Inc.*(a)	934,517
74,960	Pacific Sunwear of California, Inc.*(a)	1,005,214
700	Shoe Carnival, Inc.*	9,779

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Retail & Merchandising (continued)
400	Tween Brands, Inc.*	$7,600

		2,575,412

	Retail—Restaurants
3,800	Domino’s Pizza, Inc.	50,464

	Retail Apparel
1,700	Dress Barn, Inc.*(a)	22,882
1,700	Warnaco Group, Inc. (The)*(a)	78,438

		101,320

	Road & Rail—0.7%
40,000	Arkansas Best Corp.	1,579,200
95,000	Werner Enterprises, Inc.(a)	1,847,750

		3,426,950

	Semiconductors—1.8%
1,300	Actel Corp.*	21,424
6,400	Amkor Technology, Inc.*	61,120
1,550	Applied Micro Circuits Corp.*	13,578
6,600	Asyst Technologies Corp.*	23,628
15,775	ATMI, Inc.*	464,416
5,800	Axcelis Technologies, Inc.*	31,320
37,575	Brooks Automation, Inc.*(a)	389,277
4,800	Cirrus Logic, Inc.*(a)	34,320
1,600	Cohu, Inc.	27,792
4,000	Credence System Corp.*	4,160
1,200	DSP Group, Inc.*	15,756
1,000	Eagle Test Systems, Inc.*	12,070
77,436	Emulex Corp.*(a)	1,013,637
7,258	Entegris, Inc.*(a)	54,725
34,200	Himax Technologies, Inc. (Taiwan)	172,026
35,934	Itron, Inc.*(a)	3,344,737
3,100	Kulicke & Soffa Industries, Inc.*(a)	20,429
4,000	Lattice Semiconductor Corp.*	13,560
34,475	Microsemi Corp.*(a)	844,637
3,400	MKS Instruments, Inc.*	77,690
9,065	ON Semiconductor Corp.*(a)	67,716
700	Pericom Semiconductor Corp.*	11,928
2,300	Photronics, Inc.*(a)	24,380
43,120	Richardson Electronics Ltd.	280,280
17,100	Skyworks Solutions, Inc.*(a)	148,599
1,600	Standard Microsystems Corp.*(a)	47,440
11,900	Triquint Semiconductor, Inc.*(a)	78,421
20,200	Ultra Clean Holdings, Inc.*	215,938
19,750	Varian Semiconductor Equipment Associates, Inc.*	723,443
9,200	Zoran Corp.*(a)	121,072

		8,359,519

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Software—0.1%
2,300	CSG Systems International, Inc.*	$27,830
2,900	Lawson Software, Inc.*(a)	23,171
36,275	Tyler Technologies, Inc.*	524,899

		575,900

	Specialized Consumer Services
4,500	Hillenbrand, Inc.	85,680

	Specialty Retail—0.5%
91,825	Aaron Rents, Inc.(a)	2,286,442

	Telecommunications—1.2%
3,400	Adaptec, Inc.*	9,486
1,800	Anixter International, Inc.*(a)	102,546
172,017	Arris Group, Inc.*(a)	1,393,338
700	Atlantic Tele-Network, Inc.	21,791
32,153	Black Box Corp.	955,909
21,500	Centennial Communications Corp.*(a)	130,290
57,900	Cincinnati Bell, Inc.*(a)	268,656
17,500	CommScope, Inc.*(a)	832,125
1,100	Consolidated Communications Holdings, Inc.	15,730
3,800	Finisar Corp.*	5,130
65,325	Foundry Networks, Inc.*(a)	831,587
3,600	MasTec, Inc.*(a)	29,484
3,500	MRV Communications, Inc.*	5,495
4,000	Newport Corp.*(a)	46,040
2,400	Plantronics, Inc.	59,784
1,300	Polycom, Inc.*(a)	29,120
166,985	Powerwave Technologies, Inc.*(a)	455,869
19,500	Premiere Global Services, Inc.*	283,140
3,700	RF Micro Devices, Inc.*(a)	12,469
5,600	Sycamore Networks, Inc.*(a)	18,032
7,100	Syniverse Holdings, Inc.*	111,541
2,600	Utstarcom, Inc.*(a)	8,450

		5,626,012

	Textiles & Apparel—0.9%
76,325	Brown Shoe Co., Inc.(a)	1,273,101
200	Oxford Industries, Inc.	5,558
4,050	Perry Ellis International, Inc.*	92,502
71,775	Phillips-Van Heusen Corp.	3,029,623

		4,400,784

	Thrifts & Mortgage Finance—0.6%
86,400	Astoria Financial Corp.(a)	2,047,680
29,540	Washington Federal, Inc.(a)	703,347

		2,751,027

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Tobacco—0.5%
33,000	Alliance One International, Inc.*(a)	$202,950
1,000	Loews Corp.—Carolina Group	65,670
28,900	Universal Corp.(a)	1,855,091

		2,123,711

	Trading Companies & Distributors—0.4%
15,950	Applied Industrial Technologies, Inc.(a)	385,352
29,300	Watsco, Inc.(a)	1,329,341

		1,714,693

	Transportation—1.0%
2,500	Atlas Air Worldwide Holdings, Inc.*(a)	151,700
1,100	Bristow Group, Inc.*(a)	58,025
2,700	Eagle Bulk Shipping, Inc.(a)	79,461
17,175	Forward Air Corp.(a)	585,496
75,000	General Maritime Corp. (Marshall Island)(a)	1,959,750
8,300	Gulfmark Offshore, Inc.*(a)	496,340
20,955	Kansas City Southern*(a)	944,651
2,100	Knightsbridge Tankers Ltd. (Bermuda)(a)	60,606
2,500	TBS International Ltd. (Bermuda)*(a)	100,450

		4,436,479

	Water Utilities
700	American States Water Co.	24,514

	TOTAL LONG-TERM INVESTMENTS (cost $407,847,232)	448,768,858

Principal Amount (000)#	SHORT-TERM INVESTMENTS—47.0%

	U.S. TREASURY OBLIGATIONS
	U.S. Treasury Notes(k)
$100	4.625%, 11/30/08 (cost $100,821)	101,750

Shares

	AFFILIATED MONEY MARKET MUTUAL FUND—47.0%
219,838,182	Dryden Core Investment Fund—Taxable Money Market Series (cost $219,838,182; includes $201,384,510 of cash collateral for securities on loan)(b)(w)	219,838,182

	TOTAL SHORT-TERM INVESTMENTS (cost $219,939,003)	219,939,932

	TOTAL INVESTMENTS—142.9% (cost $627,786,235; Note 5)	668,708,790
	Liabilities in excess of other assets (x)—(42.9%)	(200,696,914)

	NET ASSETS—100%	$468,011,876

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

The following abbreviation was used in portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $192,628,981; cash collateral of $201,384,510 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Open future contract outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation
Long Positions:
3	Russell 2000	Jun 08	$1,027,275	$1,076,250	$48,975

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (43.0% represents investments purchased with collateral from securities on loan)	47.0%
Insurance	5.4
Oil, Gas & Consumable Fuels	5.0
Gas & Pipeline Utilities	4.9
Machinery	4.5
Banks	4.1
Chemicals	3.7
Metals & Mining	3.3
Computer Services & Software	3.0
Electronics	3.0
Financial Services	2.9
Aerospace/Defense	2.5
Real Estate Investment Trusts	2.5
Healthcare Providers & Services	2.1
Food Products	1.9
Oil & Gas Exploration/Production	1.8
Semiconductors	1.8
Manufacturing	1.7
Commercial Services & Supplies	1.6
Containers & Packaging	1.6
Energy Equipment & Services	1.6
Electronic Components	1.5
Commercial Services	1.5
Electric Utilities	1.4

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

Industry (continued)
Building Products	1.3%
Telecommunications	1.2
Financial—Bank & Trust	1.2
Consumer Products & Services	1.2
Healthcare Services	1.1
Retail	1.1
Computer Hardware	1.0
Industrial Products	1.0
Multi-Utilities	1.0
Real Estate	1.0
Drugs & Healthcare	1.0
Transportation	1.0
Textiles & Apparel	0.9
Electrical Equipment	0.9
Business Services	0.9
Foods	0.9
Hotels, Restaurants & Leisure	0.7
Road & Rail	0.7
Capital Markets	0.7
Oil & Gas	0.7
Household Durables	0.7
Auto Related	0.6
Medical Supplies & Equipment	0.6
Environmental Services	0.6
Media	0.6
Thrifts & Mortgage Finance	0.6
Retail & Merchandising	0.6
Airlines	0.5
Entertainment & Leisure	0.5
Commercial Banks	0.5
Specialty Retail	0.5
Marine	0.5
Healthcare Equipment & Supplies	0.5
Tobacco	0.5
Trading Companies & Distributors	0.4
Food & Staples Retailing	0.4
Home Builders	0.4
Automobile Manufacturers	0.3
Industrial Conglomerates	0.3
Paper & Forest Products	0.3
Beverages	0.3
Drugs & Medicine	0.3
Construction	0.3
Consumer Services	0.3
Diversified Telecommunication Services	0.3
Internet Services	0.2
Distribution/Wholesale	0.2
Clothing & Apparel	0.2
Restaurants	0.2
Household Products	0.1

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Industry (continued)
Software	0.1%
Building & Construction	0.1
Exchange Traded Funds	0.1
Consumer Finance	0.1
Broadcasting	0.1
Pharmaceuticals	0.1
Biotechnology	0.1
Leisure	0.1

142.9
Liabilities in excess of other assets	(42.9)

100.0%

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

International Equity Portfolio	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—98.9%

	COMMON STOCKS—98.8%

	Australia—2.1%
59,700	AWB Ltd.	$185,160
123,600	Bluescope Steel Ltd.	1,289,329
44,900	Commonwealth Bank of Australia	1,892,722
154,900	Pacific Brands Ltd.	287,158
278,900	Qantas Airways Ltd.	891,321
238,000	Telestra Corp. Ltd.	1,021,581
30,500	Zinifex Ltd.	290,178

		5,857,449

	Belgium—0.5%
28,600	AGFA-Gevaert NV*	208,801
10,300	Dexia SA	284,290
37,500	Fortis	1,017,700

		1,510,791

	Brazil—0.7%
45,500	Empresa Brasileira de Aeronautica SA, ADR	1,896,440

	Canada—4.9%
60,800	Canadian National Railway Co.	3,183,986
32,500	Canadian Natural Resources Ltd.	2,760,773
5,600	Nexen, Inc.	194,062
17,700	Potash Corp. of Saskatchewan	3,255,915
91,400	Rogers Communications, Inc. (Class B Stock)	4,066,760

		13,461,496

	China—3.3%
556,800	China Life Insurance Co. Ltd.	2,425,646
424,602	China Merchants Bank Co. Ltd.	1,772,713
2,264,543	China Petroleum & Chemical Corp.	2,433,221
1,810,400	Country Garden Holdings Co. Ltd.	1,542,934
1,340,500	Soho China Ltd.	836,213

		9,010,727

	Denmark—3.2%
18,000	Carlsberg A/S	2,388,173
21,000	Danske Bank A/S	722,991
42,000	H. Lundbeck A/S	1,035,060
65,816	Novo Nordisk A/S (Class B Stock)	4,503,010

		8,649,234

	Finland—3.4%
98,300	Fortum Oyj	4,158,475

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Finland (continued)
111,300	Nokia Oyj	$3,346,152
22,500	Rautaruukki Oyj	1,057,787
25,900	Tietoenator Oyj	675,095

		9,237,509

	France—11.9%
26,450	Air Liquide	3,966,086
320	Arkema*	18,387
117,300	AXA SA	4,333,969
23,900	BNP Paribas	2,547,855
2,100	Ciments Francais SA	405,025
10,700	Compagnie Generale des Establissements Michelin (Class B Stock)	971,138
32,000	Credit Agricole SA	1,070,985
111,400	France Telecom SA	3,485,809
45,400	Groupe Danone	3,996,657
31,211	LVMH Moet Hennessy Louis Vuitton SA	3,542,453
23,000	Natixis	384,794
15,000	Peugeot SA	1,040,564
11,300	Rallye SA	852,597
8,200	Renault SA	835,705
27,500	Sanofi-Aventis SA	2,119,732
4,700	Societe Generale	545,974
7,800	Thales SA	508,036
47,000	Thomson	297,176
12,800	Total SA	1,072,206
7,200	Valeo SA	289,995
10,000	Vivendi	403,175

		32,688,318

	Germany—6.8%
41,500	BASF AG	5,899,978
13,700	Daimler AG	1,065,265
17,900	Deutsche Bank AG	2,134,436
20,400	E.ON AG	4,138,049
8,000	Hannover Rueckversicherung AG	434,877
25,000	Heidelberger Druckmaschinen AG	592,526
8,000	Muenchener Rueckversicherungs AG	1,541,269
33,800	ThyssenKrupp AG	2,108,233
26,000	TUI AG*	741,869

		18,656,502

	Greece—1.7%
40,700	National Bank of Greece SA	2,238,682
59,490	OPAP SA	2,314,251

		4,552,933

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Guernsey—0.7%
62,300	Amdocs Ltd.*	$1,954,974

	Hong Kong—3.5%
1,164,780	Chaoda Modern Agriculture Holdings Ltd.	1,675,023
247,178	China Mobile Ltd.	4,253,295
200,000	Citic Pacific Ltd.	940,139
88,104	Hong Kong Exchanges and Clearing Ltd.	1,800,399
159,280	Orient Overseas International Ltd.	875,735

		9,544,591

	Ireland—0.5%
37,500	Allied Irish Banks PLC	788,349
31,300	Irish Life & Permanent PLC	496,521

		1,284,870

	Israel—1.9%
110,100	Teva Pharmaceutical Industries Ltd., ADR	5,150,478

	Italy—1.7%
76,600	Eni SpA	2,948,224
20,400	Finmeccanica SpA	707,592
18,400	Indesit Co. SpA	220,876
112,451	Intesa Sanpaolo SpA	835,948

		4,712,640

	Japan—11.8%
4,650	Aiful Corp.	90,655
30,300	Alpine Electronics, Inc.	345,587
37,000	Alps Electric Co. Ltd.	346,523
92,000	Asahi Kasei Corp.	522,916
8,700	Astellas Pharma Inc	358,130
141,000	Cosmo Oil Co. Ltd.	468,107
145,000	Denki Kagaku Kogyo Kabushiki Kiasha	538,126
34,600	Fanuc Ltd.	3,646,951
137,000	Fuji Heavy Industries Ltd.	589,663
18,900	Hitachi Information Systems Ltd.	384,160
48,200	Honda Motor Co. Ltd.	1,538,372
48,800	Komatsu Ltd.	1,485,174
190,800	Kurabo Industries Ltd.	409,206
145,800	Marubeni Corp.	1,160,437
34,000	Matsushita Electric Industrial Co. Ltd.	793,583
88,700	Mitsubishi Chemical Holdings Corp.	590,331
17,000	Mitsui & Co. Ltd.	399,262
18,900	Nifco, Inc.	407,948
7,689	Nintendo Co. Ltd.	4,250,272
98,200	Nippon Oil Corp.	676,758
80	Nippon Paper Group, Inc.	200,570
83,000	Nippon Shokubai Co. Ltd.	603,545
270	Nippon Telegraph & Telephone Corp.	1,162,818
217	Nipro Corp.	3,692

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	Japan (continued)
153,700	Nissan Motor Co. Ltd.	$1,370,620
1,000	NTT DoCoMo, Inc.	1,468,807
35,300	Ricoh Co. Ltd.	611,074
133,000	Sanwa Holdings Corp.	554,699
23,600	Sumitomo Corp.	317,734
74,000	Sumitomo Trust & Banking Co. Ltd. (The)	665,333
92,000	Toyota Motor Corp.	4,688,489
18,756	Yamada Denki Co. Ltd.	1,610,281

		32,259,823

	Liechtenstein—0.3%
3,300	Verwaltungs- und Privat-Bank AG	829,893

	Mexico—2.0%
50,500	America Movil SAB de CV (Class L Stock), ADR	2,926,980
621,200	Wal-Mart de Mexico SA de CV	2,499,310

		5,426,290

	Netherlands—4.3%
36,600	Aegon NV	583,318
59,700	ING Groep NV, ADR	2,261,465
19,300	Oce NV	289,554
41,600	Royal Dutch Shell PLC (Class A Stock)	1,667,354
73,212	Royal Dutch Shell PLC (Class B Stock)	2,917,225
46,800	Royal KPN NV	854,410
33,300	Schlumberger Ltd.	3,348,315

		11,921,641

	New Zealand—0.2%
515,100	Air New Zealand Ltd.	502,833

	Norway—0.6%
33,400	Norsk Hydro ASA	491,088
28,797	StatoilHydro ASA	1,036,003

		1,527,091

	Russia—1.8%
57,600	Gazprom OAO, ADR	3,064,320
570,800	Sberbank	1,857,954

		4,922,274

	Singapore—0.7%
389,160	MobileOne Ltd.	555,676
281,000	Neptune Orient Lines Ltd.	666,248
67,580	Singapore Airlines Ltd.	796,030

		2,017,954

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	South Korea—1.0%
46,661	Shinhan Financial Group Co. Ltd.	$2,695,612

	Spain—3.7%
58,900	Banco Bilbao Vizcaya Argentaria SA	1,350,880
139,900	Banco Santander Central Hispano SA	3,025,491
38,700	Repsol YPF SA	1,563,521
150,400	Telefonica SA	4,321,736

		10,261,628

	Sweden—1.1%
45,800	Electrolux AB (Class B Stock)	694,682
146,400	Nordea Bank AB	2,407,686

		3,102,368

	Switzerland—9.9%
6,600	Ciba Specialty Chemicals AG	219,106
24,300	Credit Suisse Group	1,353,192
1,300	Georg Fischer AG*	707,435
1,500	Givaudan SA	1,514,636
33,281	Logitech International SA*	1,005,660
8,450	Nestle SA	4,033,000
45,150	Novartis AG	2,275,795
1,900	Rieter Holdings AG	705,658
24,900	Roche Holding AG	4,120,357
49,800	Swiss Reinsurance	4,117,747
3,400	Swisscom AG	1,206,238
125,700	UBS AG*	4,159,687
5,900	Zurich Financial Services AG	1,788,113

		27,206,624

	United Kingdom—14.6%
30,000	Alliance & Leicester PLC	306,341
522,600	ARM Holdings PLC	1,037,430
44,800	AstraZeneca PLC	1,879,433
71,300	Aviva PLC	885,750
199,100	Barclays PLC	1,800,242
184,700	Beazley Group PLC	532,728
261,600	BP PLC	3,169,997
137,900	Bradford & Bingley PLC	442,099
453,600	BT Group PLC	1,996,743
75,279	Carnival PLC	2,943,569
48,200	Dairy Crest Group PLC	385,526
285,600	DSG International PLC	368,436
185,400	GKN PLC	1,041,021
30,700	GlaxoSmithKline PLC	679,120
128,000	HBOS PLC	1,181,750
286,800	Legal & General Group PLC	719,146
208,600	Lloyds TSB Group PLC	1,778,950

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)

	COMMON STOCKS (continued)

	United Kingdom (continued)
204,700	Marks & Spencer Group PLC	$1,535,891
77,200	Marston’s PLC	303,993
60,444	NEXT PLC	1,366,767
184,500	Northern Foods PLC	317,004
366,300	Old Mutual PLC	924,713
50,000	Reckitt Benckiser PLC	2,905,433
264,600	Royal & Sun Alliance Insurance Group PLC	702,874
117,300	Royal Bank of Scotland Group PLC	793,929
69,228	SABMiller PLC	1,596,662
44,900	Standard Chartered PLC	1,586,455
40,100	Tate & Lyle PLC	419,642
146,100	Taylor Wimpey PLC	371,174
54,900	TT electronics PLC	126,662
851,700	Vodafone Group PLC	2,695,344
106,884	Vodafone Group PLC, ADR	3,383,947

		40,178,771

	TOTAL COMMON STOCKS (cost $225,542,864)	271,021,754

	RIGHTS*—0.1%

	Switzerland
125,700	UBS AG (cost $286,500)	212,300

	TOTAL LONG-TERM INVESTMENTS (cost $225,829,364)	271,234,054

	SHORT-TERM INVESTMENT—0.4%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,241,586	Dryden Core Investment Fund—Taxable Money Market Series (cost $1,241,586)(w)	1,241,586

	TOTAL INVESTMENTS(o)—99.3% (cost $227,070,950; Note 5)	272,475,640
	Other assets in excess of liabilities(x)—0.7%	1,884,262

	NET ASSETS—100%	$274,359,902

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

CHF—Swiss Francs

EUR—Euro

MXN—Mexican Peso

*	Non-income producing security.

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

(o)	As of April 30, 2008, 159 securities representing $222,828,232 and 81.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso
Expiring 06/06/08	MXN 12,100	$1,098,502	$1,148,064	$49,562

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Euro,
Expiring 06/24/08	EUR 6,390	$9,168,372	$9,977,671	$(809,299)
Mexican Peso,
Expiring 06/06/08	MXN 59,800	5,396,138	5,701,347	(305,209)
Swiss Francs,
Expiring 06/24/08	CHF 3,280	2,862,129	3,165,565	(303,436)

		$17,426,639	$18,844,583	$(1,417,944)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2008 were as follows:

Telecommunications	12.6%
Oil & Gas	11.6
Pharmaceuticals	7.9
Insurance	7.7
Commercial Banks	7.0
Financial—Bank & Trust	5.9
Chemicals	4.7
Automobile Manufacturers	4.1
Entertainment & Leisure	3.6
Foods	3.4
Electronic Components	3.0
Financial Services	2.3
Retail	1.8
Transportation	1.6
Media	1.6
Electric	1.5
Beverages	1.5
Auto Parts & Related	1.4
Diversified Operations	1.3
Metals & Mining	1.3
Banks	1.2
Aerospace & Defense	1.1
Household Products	1.1
Machinery & Equipment	1.0
Airlines	0.8

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Industry (continued)
Consumer Products & Services	0.7%
Agriculture	0.7
Real Estate Management & Development	0.6
Retail & Merchandising	0.6
Distribution/Wholesale	0.5
Iron / Steel	0.4
Affiliated Money Market Mutual Fund	0.4
Semiconductors	0.4
Computer Hardware	0.4
Holding Companies—Diversified	0.3
Real Estate	0.3
Home Furnishings	0.3
Hotels, Restaurants & Leisure	0.3
Computers	0.3
Household Durables	0.2
Office Equipment & Supplies	0.2
Household & Personal Products	0.2
Lumber & Wood Products	0.2
Textiles	0.2
Commercial Services	0.2
Construction Materials	0.1
Computer Services & Software	0.1
Home Builders	0.1
Healthcare Services	0.1
Office Equipment	0.1
Diversified Financial Services	0.1
Miscellaneous Manufacturers	0.1
Paper & Forest Products	0.1
Oil, Gas & Consumable Fuels	0.1

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2008 (Unaudited)	International Bond Portfolio

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—144.2%

		FOREIGN BONDS—92.5%

		Australia—2.5%
		New South Wales Treasury Corp.
AUD	1,000	6.00%, 05/01/12	$910,192

		Belgium—0.8%
		Belgium Government Bond
EUR	200	3.00%, 03/28/10	306,825

		Canada—2.3%
		Canada Housing Trust, 144A(g)
CAD	700	4.55%, 12/15/12	722,207
		Province of Ontario, Debs.
CAD	100	6.20%, 06/02/31	119,288

			841,495

		Denmark—1.7%
		Denmark Government Bond
DKK	1,100	6.00%, 11/15/11	243,927
		Realkredit Denmark A/S
DKK	1,975	5.00%, 10/01/38	389,212

			633,139

		Finland—15.3%
		Finnish Government Bond
EUR	2,010	4.25%, 07/04/15	3,155,025
EUR	1,450	5.375%, 07/04/13	2,397,573

			5,552,598

		France—7.3%
		Credit Suisse Group Capital Guernsey V Ltd.
EUR	80	6.905%(c), 12/31/49	124,682
		France Telecom SA, Sr. Unsub. Notes
EUR	70	8.125%, 01/28/33	136,923
		French Government Bond
EUR	1,280	5.75%, 10/25/32	2,282,846
		Vivendi, 144A (original cost $99,397, purchased 04/01/08)(f)(g)
	$100	5.75%, 04/04/13	97,741

			2,642,192

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Germany—10.6%
		Deutsche Bundesrepublik
EUR	400	4.00%, 07/04/16	$618,603
EUR	300	4.00%, 01/04/37	422,374
EUR	100	4.75%, 07/04/34	158,225
EUR	660	5.625%, 01/04/28	1,159,604
EUR	800	6.25%, 01/04/24	1,487,413

			3,846,219

		Ireland—2.5%
		Atlantes Mortgage PLC Series 1, Class A
EUR	137	5.034%(c), 01/17/36	209,656
		GE Capital UK Funding
GBP	200	6.00%, 04/11/13	395,335
		German Postal Pensions Securitisation PLC
EUR	100	3.375%, 01/18/16	144,879
		Ireland Government Bond
EUR	100	4.40%, 06/18/19	153,295

			903,165

		Italy—0.5%
		Argo Mortgages, Series 1, Class A
EUR	113	5.089%(c), 10/28/36	176,001

		Japan—25.0%
		Japanese Government Bonds
JPY	259,900	1.10%, 09/20/12 - 12/10/16	2,478,410
JPY	150,000	1.20%, 03/20/12 - 06/10/17	1,447,301
JPY	170,000	1.50%, 12/20/17	1,630,556
JPY	1,000	1.55%, 02/21/12	9,776
JPY	50,000	2.30%, 06/20/35	465,966
JPY	50,000	2.40%, 03/20/34	476,880
JPY	200,000	2.50%, 09/20/35 - 09/20/37	1,938,552
		Japanese Government CPI Linked Bond,
		Series 6
JPY	20,080	0.80%, 12/10/15	187,717
		Series 11
JPY	39,840	1.20%, 03/10/17	380,565
		JLOC Ltd., Series 36A, Class A1, 144A(g)
JPY	8,467	1.156%(c), 02/16/16	80,774

			9,096,497

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		Luxembourg—0.9%
		Gazstream SA for Gazprom OAO
	$212	5.625%, 07/22/13	$211,119
		VTB Capital SA, Sr. Notes
	100	3.839%(c), 08/01/08	99,325

			310,444

		Netherlands—6.0%
		Arena BV, Series 2003-I, Class A2
EUR	500	4.30%(c), 05/19/55	751,599
		Dutch MBS BV, Series X, Class A
EUR	389	5.007%(c), 10/02/79	602,917
		Netherlands Government Bond
EUR	400	7.50%, 01/15/23	818,575

			2,173,091

		Spain—0.3%
		Santander Perpetual SA Unipersonal, 144A (original cost $100,000, purchased 10/18/07)(f)(g)
	100	6.671%(c), 10/29/49	95,022

		Switzerland—0.5%
		UBS AG
	200	5.75%, 04/25/18	199,691

		United Kingdom—16.3%
		Barclays Bank PLC,
		Sr. Unsub. Notes
	200	5.45%, 09/12/12	203,862
		Sub. Notes, 144A (original cost $198,654, purchased 12/07/07)(f)(g)
	200	6.05%, 12/04/17	195,452
		Sub. Notes, 144A (original cost $100,000, purchased 04/18/08)(f)(g)
	100	7.70%(c), 04/29/49	102,081
		Chester Asset Receivables Dealings No 11, Series A
EUR	500	6.125%, 10/15/10	790,194
		Hilton Group Finance PLC
EUR	60	6.50%, 07/17/09	93,293
		Inter-American Development Bank
EUR	900	5.50%, 03/30/10	1,436,140
		National Grid PLC (original cost $89,690, purchased 11/03/06)(f)(g)
CAD	100	4.98%, 06/22/11	102,931

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		FOREIGN BONDS (continued)

		United Kingdom (continued)
		Royal Bank of Scotland PLC, 144A (original cost $300,000, purchased 07/14/05)(f)(g)
	$300	2.868%(c), 07/21/08	$299,514
		United Kingdom Treasury Stock
GBP	100	4.50%, 12/07/42	200,203
GBP	25	4.75%, 06/07/10	50,050
GBP	1,200	5.75%, 12/07/09	2,437,269

			5,910,989

		TOTAL FOREIGN BONDS (cost $31,474,344)	33,597,560

		UNITED STATES BONDS—51.7%

		Asset Backed Securities—7.7%
		Bank One Issuance Trust, Series 2003-A7, Class A7
	200	3.35%, 03/15/11	200,132
		Chase Credit Card Master Trust, Series 1998-4X, Class A
EUR	300	5.00%, 12/15/10	467,132
		CIT Group Home Equity Loan Trust, Series 2002-1, Class AV
	3	3.185%(c), 03/25/33	2,754
		Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4
EUR	650	5.375%, 04/10/13	998,671
		Fremont Home Loan Trust, Series 2006-1, Class 2A2
	61	3.015%(c), 04/25/36	59,900
		Master Asset Backed Securities Trust, Series 2006-WMC1, Class A2
	200	3.005%(c), 02/25/36	196,105
		MBNA Credit Card Master Note Trust, Series 2002-A2, Class A
EUR	550	5.60%, 07/17/14	860,357

			2,785,051

		Collateralized Mortgage Obligations—5.6%
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2005-2, Class A1
	117	4.125%(c), 03/25/35	111,938
		Series 2005-2, Class A2
	56	4.125%(c), 03/25/35	53,970
		Series 2005-5, Class A1
	94	4.55%(c), 08/25/35	85,524

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Collateralized Mortgage Obligations (continued)
		Series 2005-5, Class A2
	$68	4.55%(c), 08/25/35	$64,326
		Bear Stearns Alt-A Trust,
		Series 2005-7, Class 22A1
	55	5.706%(c), 09/25/35	45,867
		Series 2005-9, Class 24A1
	58	5.576%(c), 11/25/35	49,219
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A1
	50	4.748%(c), 08/25/35	47,646
		Series 2006-AR1, Class 1A1
	299	4.90%(c), 10/25/35	286,969
		Countrywide Alternative Loan Trust, Series 2005-76, Class 2A1
	95	5.076%(c), 02/25/36	75,142
		Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3
	100	5.311%, 12/15/39	97,034
		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
	15	4.735%(c), 08/25/33	13,677
		Fannie Mae Whole Loan, Series 2004-W12, Class 1A1
	44	6.00%, 07/25/44	45,166
		Federal Home Loan Mortgage Corp., Series R006, Class ZA
	113	6.00%, 04/15/36	106,348
		Federal National Mortgage Assoc., Series 3346, Class FA
	175	2.946%(c), 02/15/19	171,146
		Freddie Mac, Series 2682, Class JB
	188	4.50%, 09/15/19	189,493
		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1
	48	5.50%, 09/25/34	46,655
		Harborview Mortgage Loan Trust, Series 2003-1, Class A
	12	5.076%(c), 05/19/33	11,789
		Immeo Residential Finance PLC, Series 2, Class A
EUR	98	4.766%(c), 12/15/16	146,701
		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1
	8	6.852%(c), 02/25/33	7,563
		MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A
	73	4.25%(c), 10/25/35	68,408

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Collateralized Mortgage Obligations (continued)
		Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
	$156	3.075%(c), 06/25/46	$128,851
		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR11, Class 1A1
	197	4.615%(c), 06/25/35	190,321

			2,043,753

		Corporate Bonds—15.9%
		Allstate Life Global Funding Trusts, Notes
	100	5.375%, 04/30/13	101,504
		American International Group, Inc.,
		Jr. Sub. Notes
EUR	100	4.875%(c), 03/15/67	127,219
		Sr. Unsec’d. Notes
	100	5.85%, 01/16/18	99,921
		Avon Products, Inc., Sr. Unsec’d. Notes
	100	5.125%, 01/15/11	101,500
		Bank of America Corp.,
		Sub. Notes
EUR	100	4.75%(c), 05/23/17	146,880
	100	8.125%(c), 12/29/49	102,198
		Bank of America NA, Notes
JPY	10,000	1.108%(c), 07/07/08	96,219
		Citigroup, Inc.,
		Sr. Unsec’d. Notes
	400	5.50%, 04/11/13	402,438
		Jr. Sub. Notes
	200	8.40%(c), 04/29/49	202,416
		Consolidated Edison Co. of New York, Inc., Debs.
	100	5.85%, 04/01/18	102,555
		COX Communications, Inc., Sr. Unsec’d. Notes
	100	6.75%, 03/15/11	104,775
		El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $106,250, purchased 03/15/07)(f)(g)
	100	7.75%, 07/15/11	103,470
		Exelon Corp., Sr. Unsec’d. Notes
	100	4.90%, 06/15/15	93,641

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
		Federated Department Stores, Gtd. Notes
	$100	6.30%, 04/01/09	$99,723
		Glitnir Bank HF, Sr. Unsub. Notes, 144A (original cost $100,000, purchased 04/13/07)(f)(g)
	100	3.078%(c), 04/20/10	78,268
		GMAC LLC, Sr. Unsec’d. Notes
EUR	100	4.75%, 09/14/09	136,050
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes (original cost $90,598, purchased 11/03/06)(f)(g)
CAD	100	5.25%, 06/01/16	94,733
		Sr. Unsec’d. Notes
	100	6.15%, 04/01/18	101,155
GBP	100	7.25%, 04/10/28	202,927
		HBOS PLC, Sub. Notes, 144A (original cost $98,011, purchased 05/10/07)(f)(g)
	100	5.92%(c), 09/29/49	76,356
		HSBC Holdings PLC, Sub. Notes
	200	6.50%, 05/02/36	196,708
		iStar Financial, Inc., Sr. Unsec’d. Notes
	100	5.15%, 03/01/12	87,000
		Johnson Controls, Inc., Sr. Unsec’d. Notes
	100	5.25%, 01/15/11	101,434
		JPMorgan Chase Bank NA, Jr. Sub. Notes
EUR	200	4.375%(c), 11/30/21	270,446
		JPMorgan Chase Capital, Gtd. Notes
	100	6.55%, 09/29/36	90,714
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes
	200	5.625%, 01/24/13	197,068
		Merrill Lynch & Co., Inc., Notes
	200	6.875%, 04/25/18	201,632
		Mizuho Financial Group Cayman Ltd., Gtd. Notes (Cayman Islands)
EUR	100	4.75%(c), 04/15/14	153,505
		Mizuho Investment, Sub. Notes, 144A (original cost $213,040, purchased 10/25/06)(f)(g)
	200	9.87%(c), 12/29/49	200,542

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
		Mizuho Preferred Capital Co. LLC, Bonds, 144A (original cost $111,354, purchased 04/22/05)(f)(g)
	$100	8.79%(c), 12/31/49	$100,326
		Newell Rubbermaid, Inc., Sr. Unsec’d. Notes
	100	4.00%, 05/01/10	98,759
		Rabobank Capital Fund Trust III, Gtd. Notes, 144A (original cost $97,583, purchased 12/15/06)(f)(g)
	100	5.254%(c), 10/21/16	83,286
		RBS Capital Trust, Bank Gtd. Notes
EUR	50	6.467%(c), 12/31/49	75,557
		Roseton/Danskamme, Series A, Pass-Thru Certs.
	81	7.27%, 11/08/10	82,367
		Sabre Holdings Corp., Sr. Unsec’d. Notes
	100	7.35%, 08/01/11	86,500
		SB Treasury Co. LLC, Jr. Sub. Bonds, 144A (original cost $211,350, purchased 12/20/06)(f)(g)
	200	9.40%(c), 12/29/49	201,447
		SMFG Preferred Capital Sub. Notes, 144A (original cost $100,000, purchased 12/13/06)(f)(g)
	100	6.078%(c), 12/25/49	89,119
		Sprint Capital Corp., Gtd. Notes
	100	8.375%, 03/15/12	95,250
		Student Loan Marketing Assoc., Bonds
EUR	250	3.80%, 06/17/10	379,437
		State Street Capital Trust IV, Gtd. Notes
	100	3.80%(c), 06/15/37	75,937
		Target Corp., Sr. Unsec’d. Notes
	100	7.00%, 01/15/38	107,359
		Viacom, Inc., Sr. Unsec’d. Notes
	100	5.75%, 04/30/11	101,117
		Zurich Finance USA, Inc., Gtd. Notes
EUR	100	5.75%(c), 10/02/23	152,599

			5,802,057

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	UNITED STATES BONDS (continued)

	Municipal Bonds—0.9%

	California—0.5%
	State of California, G.O. Unlimited
$200	5.00%, 11/01/37	$199,388

	Texas—0.3%
	City of San Antonio, Revenue Bonds
100	4.50%, 05/15/32	92,916

	Washington—0.1%
	State of Washington, G.O. Unlimited
100	Zero Coupon, 12/01/25	41,033

		333,337

	U.S. Government Agency Obligations—0.2%
	Small Business Administration Participation Certificates, Series 2005-20E, Class 1
82	4.84%, 05/01/25	79,173

	U.S. Government Mortgage Backed Obligations—21.4%
	Federal National Mortgage Assoc.
600	5.00%, 04/01/38, IO(g)	577,832
3,700	5.00%, 05/13/38	3,634,096
2,000	6.00%, TBA	2,044,376
1,000	6.50%, TBA	1,034,688
186	7.00%, 09/01/36	195,737
200	8.95%, 02/12/18	271,930

		7,758,659

	TOTAL UNITED STATES BONDS (cost $18,267,377)	18,802,030

	TOTAL LONG-TERM INVESTMENTS (cost $49,741,721)	52,399,590

	SHORT-TERM INVESTMENTS—25.8%

	U.S. GOVERNMENT AGENCY OBLIGATIONS—5.0%
	Federal Home Loan Bank(n)
1,800	1.75%, 05/01/08 (cost $1,800,000)	1,800,000

	U.S. TREASURY OBLIGATIONS—1.4%
	U.S. Treasury Bills(n)
500	1.355%, 06/12/08 (cost $499,209)	499,405

	REPURCHASE AGREEMENTS—15.9%
4,000	CS First Boston Triparty 1.90%, dated 4/30/08, due 05/01/08 in the amount of $4,000,211 (cost $4,000,000; the value of collateral plus accrued interest was $4,118,637)(e)	4,000,000
1,800	CS First Boston Triparty 1.90%, dated 4/30/08, due 05/01/08 in the amount of $1,800,095 (cost $1,800,000; the value of collateral plus accrued interest was $1,855,154)(e)	1,800,000

	TOTAL REPURCHASE AGREEMENTS (cost $5,800,000)	5,800,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Shares		DESCRIPTION	VALUE (NOTE 1)

		AFFILIATED MONEY MARKET MUTUAL FUND—2.5%
	895,630	Dryden Core Investment Fund—Taxable Money Market Series (cost $895,630)(w)	$895,630

Contracts/ Notional Amounts (000)#		OUTSTANDING OPTIONS PURCHASED*—1.0%

		Call Options—1.0%
		Currency Option on EUR vs. USD,
EUR	900	expiring 05/23/2008 @ FX Rate 1.70	70
		Currency Option on GBP vs. USD,
GBP	1,000	expiring 05/27/2008 @ FX Rate 2.15	8
		FNMA,
	$1,000	expiring 05/06/2008, Strike Price $106.00	—
		2 Year Euro-Schatz Futures,
EUR	6,400	expiring 05/23/2008, Strike Price $109.00	500
		2 Year Interest Rate Swap,
	1,800	expiring 08/03/2009 @ 3.45%	12,953
	2,600	expiring 08/03/2009 @ 3.45%	18,710
	10,400	expiring 08/03/2009 @ 3.50%	78,743
	14,700	expiring 08/05/2009 @ 3.85%	156,486
	1,500	expiring 08/28/2009 @ 5.00%	36,849
	1,800	expiring 08/28/2009 @ 5.00%	44,219
EUR	2,100	expiring 09/14/2009 @ 4.00%	12,813
		2 Year U.S. Treasury Note Futures,
	9,400	expiring 05/23/2008, Strike Price $109.50	734
		5 Year Euro-Bobl Futures,
EUR	2,100	expiring 05/23/2008, Strike Price $122.00	164
		5 Year U.S. Treasury Note Futures,
	900	expiring 05/23/2008, Strike Price $118.00	70
	2,500	expiring 05/23/2008, Strike Price $122.00	195
	16,700	expiring 05/23/2008, Strike Price $125.00	1,305
		10 Year U.S. Treasury Note Futures,
	4,000	expiring 05/23/2008, Strike Price $134.00	625
	600	expiring 05/23/2008, Strike Price $138.00	94

			364,538

		Put Options
		FNMA,
	3,700	expiring 06/05/2008, Strike Price $81.00	—
	3,700	expiring 06/05/2008, Strike Price $86.38	17
	3,000	expiring 06/05/2008, Strike Price $92.19	286
	1,000	expiring 06/05/2008, Strike Price $94.00	1
		2 Year U.S. Treasury Note Futures,
	3,400	expiring 05/23/2008, Strike Price $100.00	266
	1,400	expiring 05/23/2008, Strike Price $104.50	109

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Contracts/ Notional Amounts (000)#		DESCRIPTION	VALUE (NOTE 1)

		OUTSTANDING OPTIONS PURCHASED* (continued)

		Put Options (continued)
		5 Year Euro-Bobl Futures,
EUR	1,500	expiring 05/23/2008, Strike Price $104.00	$117
		10 Year Euro-Bund Futures,
EUR	1,200	expiring 05/23/2008, Strike Price $105.00	187
EUR	600	expiring 05/23/2008, Strike Price $109.00	94
		10 Year U.S. Treasury Note Futures,
	$1,400	expiring 05/23/2008, Strike Price $86.00	219
	2,800	expiring 05/23/2008, Strike Price $88.00	438
	21,500	expiring 05/23/2008, Strike Price $96.00	3,359
		20 Year U.S. Treasury Note Futures,
	800	expiring 05/23/2008, Strike Price $88.00	125
	2,000	expiring 05/23/2008, Strike Price $91.00	313
	1,000	expiring 05/23/2008, Strike Price $105.00	156
EUR	300	expiring 05/23/2008, Strike Price $105.00	23
		Republic of Finland Bond,
EUR	2,000	expiring 05/22/2008 @ 4.25%	312
		U.S. Treasury Note Futures,
	4,500	expiring 06/20/2008, Strike Price $100.74	—

			6,022

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $369,180)	370,560

		TOTAL SHORT-TERM INVESTMENTS (cost $9,364,019)	9,365,595

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—170.0% (cost $59,105,740; Note 5)	61,765,185

Principal Amount (000)#		SECURITIES SOLD SHORT—(14.1%)

		U.S. Government Mortgage Backed Obligations—(0.3%)
		Federal National Mortgage Assoc.
	100	5.50%, TBA	(100,531)

		U.S. Treasury Obligations—(13.8%)
		U.S. Treasury Notes
	600	4.25%, 08/15/13	(634,172)
	1,860	4.50%, 02/15/16 - 05/15/17	(1,984,357)
	1,100	4.625%, 02/15/17	(1,176,828)
	1,100	5.125%, 05/15/16	(1,217,820)

			(5,013,177)

		TOTAL SECURITIES SOLD SHORT (proceeds received $5,173,829)	(5,113,708)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Contracts/ Notional Amounts (000)#		DESCRIPTION	VALUE (NOTE 1)

		OUTSTANDING OPTIONS WRITTEN*—(1.0%)
		Call Options—(1.0)%
		FNMA,
EUR	1,000	expiring 05/01/2008, Strike Price $101.00	$(255)
		5 Year Interest Rate Swap,
	$800	expiring 08/03/2009 @ 4.15%	(16,377)
	4,500	expiring 08/03/2009 @ 4.30%	(103,079)
		7 Year Interest Rate Swap,
EUR	700	expiring 09/14/2009 @ 4.23%	(11,520)
	900	expiring 08/03/2009 @ 4.40%	(24,790)
	4,900	expiring 08/03/2009 @ 4.55%	(156,485)
	500	expiring 08/28/2009 @ 5.32%	(29,872)
	600	expiring 08/28/2009 @ 5.32%	(35,846)
		10 Year U.S. Treasury Note Futures,
	400	expiring 05/23/2008, Strike Price $121.50	(63)

			(378,287)

		Put Options
		10 Year U.S. Treasury Note Futures,
	300	expiring 05/23/2008, Strike Price $114.00	(797)
	400	expiring 05/23/2008, Strike Price $115.00	(2,063)
	400	expiring 05/23/2008, Strike Price $116.00	(3,813)

			(6,673)

		TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $361,053)	(384,960)

		TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—154.9% (cost $53,570,858; Note 5)	56,266,517
		Other liabilities in excess of other assets(x)—(54.9%)	(19,931,619)

		NET ASSETS—100%	$36,334,898

The following abbreviations are used in Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

G.O.—General Obligation

IO—Interest Only

TBA—To Be Announced

AED—United Arab Emirates

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

DKK—Danish Krone

EUR—Euro

GBP—British Pound

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

HUF—Hungarian Forint

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PHP—Philippine Peso

RUB—Russian Ruble

SAR—Saudi Arabian Riyal

SGD—Singapore Dollar

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(e)	Repurchase agreement is collateralized by United States Treasury or federal agency obligations.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $2,015,927. The aggregate value of $1,920,288 is approximately 5.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30,2008	Unrealized Appreciation (Depreciation)
Long Positions:
1	3 Month Euro Euribor	Jun 08	$373,674	$371,742	$(1,932)
1	3 Month Euro Euribor	Jun 09	375,548	374,299	(1,249)
2	3 Month Euro Euribor	Sep 09	751,409	749,262	(2,147)
23	90 Day Euro Dollar	Mar 10	5,576,913	5,538,113	(38,800)
8	90 Day Euro Dollar	Sep 09	1,944,900	1,933,100	(11,800)
35	90 Day Euro Dollar	Dec 09	8,491,225	8,439,375	(51,850)
18	5 Year Euro-Bobl	Jun 08	3,050,123	3,059,351	9,228
18	10 Year Euro-Bund	Jun 08	3,247,959	3,206,065	(41,894)
103	10 Year U.S. Treasury Notes	Jun 08	11,903,828	11,928,688	24,860
37	20 Year U.S. Treasury Bond	Jun 08	4,352,187	4,324,953	(27,234)

					$(142,818)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Number of Contracts	Type	Expiration Month	Value at Trade Date	Value at April 30,2008	Unrealized Appreciation (Depreciation)
Short Positions:
5	3 Month Euro Euribor	Dec 08	$1,882,446	$1,864,177	$18,269
11	3 Month Euro Euribor	Mar 09	4,139,874	4,111,495	28,379
10	90 Day Euro Dollar	Dec 08	2,440,175	2,427,500	12,675
7	90 Day Euro Dollar	Mar 09	1,709,488	1,697,413	12,075
8	90 Day Euro Dollar	Jun 09	1,950,300	1,936,600	13,700
4	90 Day Euro Dollar	Sep 08	977,100	973,100	4,000
3	90 Day Sterling	Jun 08	704,682	704,309	373
2	90 Day Sterling	Mar 09	471,081	471,677	(596)
1	90 Day Sterling	Jun 09	235,801	235,925	(124)
1	90 Day Sterling	Sep 09	235,776	235,838	(62)
59	2 Year Euro-Schatz	Jun 08	9,666,303	9,566,323	99,980
23	2 Year U.S. Treasury Notes	Jun 08	4,877,438	4,891,813	(14,375)
189	5 Year U.S. Treasury Notes	Jun 08	21,382,195	21,165,047	217,148
4	10 Year Long Gilt	Jun 08	869,527	861,256	8,271
6	30 Year Euro-Buxl	Jun 08	854,801	843,746	11,055

					410,768

					$267,950

Cash of $325,000 has been segregated with the custodian to cover requirements for open futures contracts at April 30, 2008.

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contracts
		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	2,632	$1,385,673	$1,557,106	$171,433
Expiring 12/02/08	BRL	116	62,693	65,914	3,221
British Pound,
Expiring 05/19/08	GBP	55,010	128,649	129,214	565
Canadian Dollar,
Expiring 05/29/08	CAD	118	117,255	117,135	(120)
Euro,
Expiring 05/29/08	EUR	6,442	10,059,978	10,058,867	(1,111)
Hungarian Forint
Expiring 07/10/08	HUF	455	2,726	2,787	61
Indian Rupee
Expiring 05/12/08	INR	20,724	508,998	508,828	(170)
Expiring 08/12/08	INR	2,185	55,000	53,592	(1,408)
Japanese Yen,
Expiring 05/12/08	JPY	82,692	829,143	795,758	(33,385)
Mexican Peso,
Expiring 07/10/08	MXN	185	16,815	17,508	693
Malaysian Ringgitt,
Expiring 05/12/08	MYR	2,465	739,458	780,330	40,872
Expiring 11/12/08	MYR	2,453	786,072	774,551	(11,521)

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

Purchase Contracts (continued)		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Philippine Peso,
Expiring 05/19/08	PHP	3,833	$95,000	$90,588	$(4,412)
Russian Ruble,
Expiring 07/10/08	RUB	354	14,000	14,943	943
Expiring 11/05/08	RUB	25,976	1,043,004	1,086,020	43,016
Saudi Arabian Riyal,
Expiring 04/16/09	SAR	373	101,000	100,856	(144)
Singapore Dollar,
Expiring 05/22/08	SGD	24	17,000	17,809	809
Expiring 08/28/08	SGD	125	88,147	92,597	4,450
Expiring 11/21/08	SGD	89	63,416	66,229	2,813
South Korean Won,
Expiring 05/30/08	KRW	223,834	242,787	223,064	(19,723)
Expiring 08/04/08	KRW	119,039	128,000	118,623	(9,377)
United Arab Emirates,
Expiring 04/16/09	AED	443	123,000	122,987	(13)

			$16,607,814	$16,795,306	$187,492

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/15/08	AUD	997	$936,950	$940,689	$(3,739)
Brazilian Real,
Expiring 07/02/08	BRL	1,778	1,002,000	1,051,805	(49,805)
Expiring 12/02/08	BRL	546	298,580	310,647	(12,067)
British Pound,
Expiring 05/19/08	GBP	959	1,893,258	1,904,307	(11,049)
Canadian Dollar,
Expiring 05/29/08	CAD	290	283,871	287,875	(4,004)
Danish Krone,
Expiring 06/09/08	DKK	2,992	608,217	624,975	(16,758)
Euro,
Expiring 05/29/08	EUR	11,588	18,128,774	18,072,138	56,636
Indian Rupee,
Expiring 05/12/08	INR	10,339	257,624	255,182	2,442
Japanese Yen,
Expiring 05/12/08	JPY	608,350	5,987,697	5,854,885	132,812
Malaysian Ringgit,
Expiring 05/12/08	MYR	2,465	784,678	780,468	4,210
Mexican Peso,
Expiring 07/10/08	MXN	178	16,000	16,811	(811)
New Zealand Dollar,
Expiring 05/15/08	NZD	27	21,152	20,856	296
Russian Ruble,
Expiring 11/05/08	RUB	2,227	89,447	93,126	(3,679)
Expiring 11/19/08	RUB	18,032	727,605	752,920	(25,315)
Singapore Dollar,
Expiring 08/28/08	SGD	55	39,900	40,928	(1,028)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Sale Contracts (continued)		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 05/30/08	KRW	165,994	$178,000	$165,434	$12,566
Expiring 08/04/08	KRW	3,831	4,037	3,818	219

			$31,257,790	$31,176,864	$80,926

Interest rate swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	06/18/23	$500,000	5.00%	3 month LIBOR	$5,724
Bank of America Securities LLC(2)	06/18/38	500,000	5.00%	3 month LIBOR	(1,352)
Barclays Capital(1)	06/17/10	1,300,000	4.00%	3 month LIBOR	(1,796)
Barclays Capital(1)	06/18/10	1,500,000	4.00%	3 month LIBOR	1,644
Barclays Capital(1)	06/18/13	3,300,000	4.00%	3 month LIBOR	(10,962)
Barclays Capital(2)	06/18/38	2,400,000	5.00%	3 month LIBOR	(25,208)
Barclays Capital(2)	06/18/18	1,100,000	5.00%	3 month LIBOR	1,727
Barclays Capital(2)	12/18/15	21,200,000	5.00%	3 month LIBOR	(110,857)
Deutsche Bank(2)	06/20/14	200,000	5.00%	3 month LIBOR	(10,615)
Morgan Stanley Capital Services, Inc.(1)	06/17/10	5,900,000	4.00%	3 month LIBOR	(33,740)
Morgan Stanley Capital Services, Inc.(2)	06/18/38	1,000,000	5.00%	3 month LIBOR	(57,039)
Citigroup(1)	01/15/09	AUD 1,000,000	6.50%	3 month Australian Bank Bill rate	(9,176)
Deutsche Bank(1)	01/15/09	AUD 1,380,000	6.50%	3 month Australian Bank Bill rate	(12,637)
Morgan Stanley Capital Services, Inc.(1)	09/15/09	AUD 3,000,000	7.00%	3 month Australian Bank Bill rate	(20,762)
Credit Suisse International(2)	06/15/17	AUD 900,000	6.50%	6 month Australian Bank Bill rate	21,675
Deutsche Bank(1)	06/15/13	AUD 500,000	7.25%	6 month Australian Bank Bill rate	(3,815)
Deutsche Bank(1)	06/15/10	AUD 600,000	7.00%	6 month Australian Bank Bill rate	(8,182)
Deutsche Bank(1)	06/16/11	AUD 500,000	7.25%	6 month Australian Bank Bill rate	(2,408)
Deutsche Bank(2)	12/15/17	AUD 500,000	6.75%	6 month Australian Bank Bill rate	23,935
UBS AG(1)	06/16/11	AUD 1,800,000	7.25%	6 month Australian Bank Bill rate	(8,249)
UBS AG(1)	03/15/11	AUD 400,000	7.50%	6 month Australian Bank Bill rate	504
UBS AG(2)	03/15/19	AUD 100,000	7.00%	6 month Australian Bank Bill rate	(180)
Credit Suisse International(2)	06/15/17	EUR 2,400,000	4.00%	6 month EURIBOR	168,500
Deutsche Bank(1)	12/15/11	EUR 300,000	4.00%	6 month EURIBOR	(1,596)
Deutsche Bank(1)	09/17/13	EUR 2,200,000	4.00%	6 month EURIBOR	(53,737)
Deutsche Bank(1)	12/19/37	EUR 800,000	4.00%	6 month EURIBOR	(14,406)
Deutsche Bank(2)	03/19/38	EUR 600,000	5.00%	6 month EURIBOR	(39,843)
Deutsche Bank(2)	12/19/17	EUR 2,600,000	5.00%	6 month EURIBOR	(47,744)
Goldman Sachs & Co.(1)	09/19/09	EUR 8,000,000	4.00%	6 month EURIBOR	(56,450)
Goldman Sachs & Co.(1)	06/21/36	EUR 100,000	4.00%	6 month EURIBOR	(7,760)
Goldman Sachs & Co.(2)	12/15/11	EUR 1,500,000	5.00%	6 month EURIBOR	(8,514)
Goldman Sachs & Co.(2)	12/15/14	EUR 900,000	4.00%	6 month EURIBOR	38,249
Lehman Brothers(1)	03/19/10	EUR 1,300,000	4.50%	6 month EURIBOR	(4,424)

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.(1)	09/19/09	EUR 400,000	4.00%	6 month EURIBOR	$(4,805)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR 2,200,000	4.50%	6 month EURIBOR	(3,985)
Morgan Stanley Capital Services, Inc.(1)	12/15/14	EUR 1,000,000	4.00%	6 month EURIBOR	(3,189)
Barclays Capital(1)	04/30/12	EUR 500,000	1.98%	FRC -Excluding Tobacco - Non-Revised Consumer Price Index	(17,696)
Goldman Sachs & Co.(1)	06/15/12	EUR 300,000	2.08%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(8,072)
Barclays Capital(1)	09/15/10	GBP 1,600,000	5.00%	6 month LIBOR	(28,768)
Barclays Capital(1)	06/12/36	GBP 100,000	4.25%	6 month LIBOR	(9,823)
Barclays Capital(1)	09/17/10	GBP 100,000	4.50%	6 month LIBOR	(2,314)
Barclays Capital(2)	06/18/34	GBP 100,000	5.00%	6 month LIBOR	14,423
Barclays Capital(2)	12/15/35	GBP 200,000	4.00%	6 month LIBOR	37,836
Citigroup(1)	03/20/13	GBP 100,000	5.00%	6 month LIBOR	1,118
Citigroup(2)	06/15/09	GBP 200,000	5.00%	6 month LIBOR	1,715
Deutsche Bank(1)	09/15/10	GBP 200,000	5.00%	6 month LIBOR	(2,798)
Deutsche Bank(1)	09/15/15	GBP 100,000	5.00%	6 month LIBOR	579
Deutsche Bank(1)	06/15/09	GBP 100,000	5.00%	6 month LIBOR	(1,556)
Goldman Sachs & Co.(1)	09/15/10	GBP 600,000	5.00%	6 month LIBOR	(11,186)
Goldman Sachs & Co.(1)	09/17/13	GBP 1,500,000	5.00%	6 month LIBOR	(25,797)
Goldman Sachs & Co.(1)	03/20/13	GBP 400,000	5.00%	6 month LIBOR	6,656
Goldman Sachs & Co.(1)	03/20/13	GBP 700,000	5.50%	6 month LIBOR	14,909
Goldman Sachs & Co.(2)	03/20/10	GBP 1,200,000	5.00%	6 month LIBOR	22,916
Morgan Stanley Capital Services, Inc.(1)	06/15/09	GBP 100,000	5.00%	6 month LIBOR	(1,501)
Morgan Stanley Capital Services, Inc.(1)	03/20/18	GBP 400,000	5.00%	6 month LIBOR	4,796
Morgan Stanley Capital Services, Inc.(2)	06/18/34	GBP 100,000	5.00%	6 month LIBOR	6,956
Morgan Stanley Capital Services, Inc.(2)	09/17/18	GBP 200,000	5.00%	6 month LIBOR	(2,175)
Barclays Capital(1)	03/18/09	JPY410,000,000	1.00%	6 month LIBOR	34,834
Barclays Capital(2)	06/20/17	JPY 50,000,000	2.00%	6 month LIBOR	(1,205)
Deutsche Bank(1)	12/20/12	JPY 40,000,000	1.50%	6 month LIBOR	(798)
Deutsche Bank(2)	12/20/27	JPY 40,000,000	2.50%	6 month LIBOR	(10,490)
Goldman Sachs & Co.(2)	06/20/10	JPY150,000,000	2.00%	6 month LIBOR	(23,797)
Goldman Sachs & Co.(2)	06/20/17	JPY200,000,000	2.00%	6 month LIBOR	(4,529)
Goldman Sachs & Co.(2)	06/20/36	JPY 40,000,000	3.00%	6 month LIBOR	(29,136)
Morgan Stanley Capital Services, Inc.(1)	12/20/12	JPY150,000,000	1.50%	6 month LIBOR	(2,674)
Morgan Stanley Capital Services, Inc.(2)	09/27/16	JPY100,000,000	1.98%	6 month LIBOR	(28,275)
Morgan Stanley Capital Services, Inc.(2)	06/20/36	JPY 40,000,000	2.50%	6 month LIBOR	(9,783)
UBS AG(1)	06/20/15	JPY260,000,000	1.50%	6 month LIBOR	(1,156)
UBS AG(1)	12/20/12	JPY160,000,000	1.50%	6 month LIBOR	(2,826)

					$(381,090)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	03/20/11	$100,000	0.16%	Avon Products, 5.125%, due 01/15/11	$292
Deutsche Bank(1)	06/20/08	200,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(241)
Deutsche Bank(1)	06/20/08	100,000	0.16%	Bear Stearns Co., 5.30%, due 10/30/15	(120)
Morgan Stanley Capital Services, Inc.(2)	03/20/11	100,000	0.20%	Cox Communications, Inc., 6.75%, due 03/15/11	1,344
Deutsche Bank(1)	06/20/12	100,000	4.22%	Dow Jones CDX HY8 Index	5,582
Merrill Lynch & Co.(1)	06/20/12	100,000	3.88%	Dow Jones CDX HY8 Index	5,096
Goldman Sachs & Co.(2)	06/20/12	5,100,000	0.23%	Dow Jones CDX IG8 Index	76,382
Barclays Capital(2)	06/20/17	800,000	0.60%	Dow Jones CDX IG8 Index	13,200
Merrill Lynch & Co.(2)	06/20/15	100,000	0.52%	Exelon Corp., 4.90%, due 06/15/15	1,682
Morgan Stanley Capital Services, Inc.(2)	06/20/09	100,000	0.23%	Federated Department Stores, Inc., 6.30%, due 04/01/09	1,996
Lehman Brothers(2)	06/20/10	100,000	2.31%	Ford Motor Credit Co., 7.875%, due 06/15/10	9,040
Goldman Sachs & Co.(1)	03/20/13	100,000	1.32%	General Electric Capital Corp., 6.00%, due 06/15/12	2,362
Morgan Stanley Capital Services, Inc.(2)	06/20/10	100,000	0.17%	Glitnir Banki, 3.078%, due 04/20/10 (3)	8,884
Bank of America Securities LLC(2)	06/20/12	100,000	0.46%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(796)
Lehman Brothers(1)	03/20/09	100,000	9.50%	GMAC LLC, 6.875%, due 08/28/12	(772)
UBS AG(2)	06/20/16	100,000	0.31%	Goldman Sachs Group, Inc., 5.25%, due 06/01/16	3,840
Deutsche Bank(1)	06/20/08	100,000	0.12%	Goldman Sachs Group, Inc., 6.60%, due 01/15/12	(95)
Credit Suisse International(2)	03/20/12	100,000	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	14,930
JPMorgan Chase(2)	03/20/11	100,000	0.28%	Johnson Controls, Inc., 5.25%, due 01/15/11	915
Morgan Stanley Capital Services, Inc.(1)	04/20/09	200,000	1.68%	JSC GAZPROM	1,184
Goldman Sachs & Co.(1)	03/20/13	1,100,000	0.27%	Kingdom of Spain, 5.50%, due 07/30/17	718
Deutsche Bank(1)	06/20/08	200,000	0.16%	Lehman Brothers Holdings, 6.625%, due 01/18/12	(527)
Lehman Brothers(2)	06/20/17	100,000	1.02%	MeadWestvaco Corp., 6.85%, due 04/01/12	4,595
Bank of America Securities LLC(1)	06/20/08	100,000	0.15%	Merrill Lynch & Co., 6.00%, due 02/17/09	(242)

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Deutsche Bank(1)	06/20/08	$200,000	0.14%	Merrill Lynch & Co., 6.00%, due 02/17/09	$(493)
Deutsche Bank(1)	06/20/08	200,000	0.14%	Morgan Stanley, 6.60%, due 04/01/12	(357)
Barclays Capital(2)	06/20/11	100,000	0.21%	National Grid PLC, 5.00%, due 07/02/18	631
Citigroup(2)	06/20/10	100,000	0.13%	Newell Rubbermaid, Inc., 4.00%, due 05/01/10	546
Goldman Sachs & Co.(1)	05/20/12	100,000	0.82%	OJSC Russian Agriculture Bank, 6.875%, due 11/29/10	(5,826)
JPMorgan Chase(2)	09/20/11	100,000	0.93%	Sabre Holding Corp., 7.35%, due 08/01/11	17,035
Citigroup(1)	03/20/09	100,000	4.30%	SLM Corp., 5.125%, due 08/27/12	(1,345)
Goldman Sachs & Co.(1)	03/20/09	100,000	3.30%	SLM Corp., 5.125%, due 08/27/12	(1,273)
Merrill Lynch & Co.(2)	03/20/12	100,000	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	14,408
UBS AG(2)	06/20/11	100,000	0.47%	Viacom, Inc., 5.75%, due 04/30/11	(2,391)
Morgan Stanley Capital Services, Inc.(2)	06/20/17	100,000	0.99%	Weyerhaeuser Co., 6.75%, due 03/15/12	2,224

					$172,408

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(3)	Variable rate, displayed rate is as of 4/30/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

Foreign Bonds	92.5%
U.S. Government Mortgage Backed Obligations	21.4
Repurchase Agreements	15.9
Asset Backed Securities	7.7
Collateralized Mortgage Obligations	5.6
U.S. Government Agency Obligations	5.2
Diversified Financial Services	4.7
Financials	4.0
Affiliated Money Market Mutual Fund	2.5
Commercial Banks	2.3
U.S. Treasury Obligations	1.4
Insurance	1.0
Sovereign Bonds	1.0
Outstanding Options Purchased	1.0
Municipal Bonds	0.9
Retail	0.6
Media	0.6
Electric Utilities	0.3
Auto Parts and Equipment	0.3

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Industry (continued)
Housewares	0.3%
Telecommunications	0.3
Electric	0.3
Leisure	0.2

170.0
Outstanding Options Written and Securities Sold Short	(15.1)
Other liabilities in excess of other assets	(54.9)

100.0%

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2008 (Unaudited)	Total Return Bond Portfolio

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—131.8%

		ASSET-BACKED SECURITIES—0.4%
		Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A (original cost $471,769; purchased 01/15/08)(f)(g)
Aaa	$584	3.115%(c), 12/25/36	$489,635
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Aaa	701	4.90%(c), 04/25/35	645,861

		TOTAL ASSET-BACKED SECURITIES (cost $1,169,780)	1,135,496

		BANK NOTES(c)—2.6%
		Cablevision, Term B (original cost $892,723; purchased 02/07/08)(f)(g)
BA-(d)	997	4.48%, 02/24/13	959,740
		Chrysler Finco Term (original cost $4,537,200; purchased 11/28/07)(f)(g)
B+(d)	4,776	6.80%, 08/03/12	4,335,548
		Ford Motor Co., Term B Notes (original cost $592,500; purchased 12/12/06)(f)(g)
B+(d)	593	5.80%, 11/29/13	543,989
		Las Vegas Sands, Term DD (original cost $353,033; purchased 02/06/08)(f)(g)
BA-(d)	418	3.00%, 05/15/14	383,843
		TXU Corp. Term B3 (original cost $582,000; purchased 01/16/08)(f)(g)
B+(d)	600	6.60%, 10/10/14	573,825

		TOTAL BANK NOTES (cost $6,982,259)	6,796,945

		COLLATERALIZED MORTGAGE OBLIGATIONS—1.1%
		American Housing Trust, Series I, Class 5
AAA(d)	2	8.625%, 08/25/18	1,974
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	107	5.612%(c), 02/25/33	99,917
		Series 2005-4, Class 23A2
Aaa	415	5.371%(c), 05/25/35	293,625
		Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
Aaa	676	4.248%(c), 08/25/35	638,918
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
Aaa	4	6.446%(c), 01/25/32	4,115

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
Aaa	$330	3.105%(c), 02/25/36	$265,670
		Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
Aaa	67	6.50%, 03/25/32	62,881
		Washington Mutual, Inc., Series 2003-R1, Class A1
Aaa	1,617	3.435%(c), 12/25/27	1,461,600

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $3,200,383)	2,828,700

		CORPORATE BONDS—31.8%

		Aerospace—0.1%
		Goodrich (BF) Corp., Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	210,791

		Airlines—0.1%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	861	10.85%, 02/19/15	387,251

		Automobile Manufacturers—0.2%
		DaimlerChrysler NA Holding Corp.,
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	409,806

		Automotive Parts—0.4%
		Autozone, Inc.,
		Sr. Notes
Baa2	1,100	6.95%, 06/15/16	1,161,909

		Computer Services & Software—0.5%
		Electronic Data Systems Corp.,
		Sr. Unsec’d. Notes
Baa3	1,200	6.50%, 08/01/13	1,222,829

		Electronic Components
		General Electric Co.,
		Sr. Unsec’d. Notes
Aaa	100	5.25%, 12/06/17	99,519

		Financial—Bank & Trust—16.4%
		American Express Bank FSB,
		Notes (original cost $7,682,059; purchased 04/11/08)(f)(g)
Aa3	7,700	5.50%, 04/16/13	7,701,655

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
		American Express Co.,
		Sr. Unsec’d. Notes
A1	$1,100	7.00%, 03/19/18	$1,183,239
		Bank of America Corp.,
		Jr. Sub. Notes
A1	7,100	8.00%(c), 12/29/49	7,223,384
		Sr. Unsec’d. Notes
Aa2	1,200	2.97%(c), 10/14/16	1,091,702
Aa2	300	5.65%, 05/01/18	301,308
		Sub. Notes
A1	2,700	8.125%(c), 12/29/49	2,759,346
		Barclays Bank PLC,
		Sub. Notes, 144A (United Kingdom)
		(original cost $5,661,639; purchased 12/07/07)(f)(g)
Aa2	5,700	6.05%, 12/04/17	5,570,393
		Citigroup, Inc.,
		Jr. Sub. Notes
A2	3,200	8.40%, 04/29/49	3,238,656
		Sr. Unsec’d. Notes
Aa3	6,300	5.50%, 04/11/13	6,338,392
		Goldman Sachs Group, Inc. (The),
		Sub. Notes
A1	500	6.75%, 10/01/37	489,950
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN
A1	3,500	5.625%, 01/24/13	3,448,683
A1	1,300	6.875%, 05/02/18	1,329,565
		National Australia Bank Ltd.,
		Bonds, 144A (Australia) (original cost $1,200,000; purchased 02/01/08)(f)(g)
Aa1	1,200	3.578%(c), 02/08/10	1,199,675
		VTB Capital SA,
		Sr. Notes, 144A (Luxembourg)
		(original cost $400,000, purchased 10/27/06)(f)(g)
A2	400	3.839%(c), 08/01/08	400,000

			42,275,948

		Financial Services—4.4%
		CitiFinancial, Inc.,
		Unsec’d. Notes
Aa3	400	6.625%, 06/01/15	403,651
		Ford Motor Credit Co. LLC,
		Sr. Unsec’d. Notes
B1	1,100	7.00%, 10/01/13	949,065
		General Electric Capital Corp., Notes
Aaa	400	5.875%, 01/14/38	381,370

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial Services (continued)
		General Electric Capital Corp.,
		Sub. Notes, 144A (United Kingdom)
		(original cost $1,996,178; purchased 08/30/07)(f)(g)
Aa1	$1,000	6.50%(c), 09/15/67	$1,898,775
		General Motors Acceptance Corp.,
		Sr. Unsec’d. Notes
B2	900	6.75%, 12/01/14	687,719
B2	100	8.00%, 11/01/31	75,658
		Morgan Stanley,
		Sr. Unsec’d. Notes, MTN
Aa3	1,800	5.75%, 10/18/16	1,762,580
		Pearson Dollar Finance PLC,
		Gtd. Notes, 144A (United Kingdom)
		(original cost $4,274,340; purchased 01/14/08)(f)(g)
Baa1	4,200	5.70%, 06/01/14	4,218,808
		Pemex Project Funding Master Trust,
		Gtd. Notes
Baa1	60	9.125%, 10/13/10	67,350
		Unicredit Luxembourg Finance SA,
		Gtd. Notes, 144A (Luxembourg)
		(original cost $1,000,000, purchased 10/17/06)(f)(g)
Aa2	1,000	2.97%(c), 10/24/08	998,869

			11,443,845

		Food—0.3%
		General Mills, Inc.,
		Sr. Unsec’d. Notes
Baa1	800	3.038%(c), 01/22/10	785,914

		Healthcare Services—1.2%
		Amgen, Inc.,
		Sr. Unsec’d. Notes
A2	3,000	3.17%(c), 11/28/08	2,988,261

		Insurance—0.5%
		American International Group, Inc.,
		Sr. Unsec’d. Notes, MTN
Aa2	1,400	5.85%, 01/16/18	1,398,900

		Oil, Gas & Consumable Fuels—0.3%
		Transocean, Inc.,
		Sr. Unsec’d. Notes
Baa2	800	3.214%(c), 09/05/08	798,328

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Paper & Forest Products—1.2%
		International Paper Co.,
		Sr. Unsec’d. Notes
Baa3	$3,600	5.25%, 04/01/16	$3,167,089

		Pharmaceuticals—0.5%
		Cardinal Health, Inc.,
		Sr. Unsec’d. Notes
Baa2	1,200	6.00%, 06/15/17	1,215,865

		Pipelines—0.2%
		El Paso Corp.,
		Sr. Unsec’d. Notes, MTN
Ba3	400	7.80%, 08/01/31	420,718

		Printing & Publishing—0.4%
		Donnelley (R.R) & Sons Co.,
		Sr. Unsec’d. Notes
Baa2	1,000	6.125%, 01/15/17	974,626

		Real Estate Investment Trusts—0.1%
		iStar Financial, Inc.,
		Sr. Unsec’d. Notes
Baa2	200	5.80%, 03/15/11	178,000

		Retail & Merchandising—0.8%
		Limited Brands, Inc.,
		Sr. Unsec’d. Notes
Baa3	1,900	6.90%, 07/15/17	1,696,153
		Target Corp.,
		Sr. Unsec’d. Notes
A2	300	7.00%, 01/15/38	322,077

			2,018,230

		Telecommunications—2.3%
		BellSouth Corp.,
		Gtd. Notes
A2	800	3.165%(c), 08/15/08	798,993
		Embarq Corp.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,596,368
Baa3	1,000	7.082%, 06/01/16	992,130
		Qwest Corp.,
		Sr. Unsec’d. Notes
Ba1	250	7.50%, 06/15/23	228,750
Ba1	1,500	7.625%, 06/15/15	1,503,750
		Sprint Capital Corp.,
		Gtd. Notes
Baa3	1,000	8.375%, 03/15/12	952,500

			6,072,491

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS (continued)

			Tobacco—0.3%
			Reynolds American, Inc.,
			Sr. Sec’d. Notes
Ba1		$750	7.625%, 06/01/16	$794,527

			Transportation—0.6%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,598,682

			Utilities—1.0%
			Illinois Power Co.,
			Sr. Sec’d. Notes, 144A
			(original cost $2,494,175; purchased 04/01/08)(f)(g)
Baa3		2,500	6.25%, 04/01/18	2,470,632

			TOTAL CORPORATE BONDS (cost $83,347,974)	82,094,161

			FOREIGN GOVERNMENT BONDS—2.5%
			Deutsche Bundesrepublik (Germany)
Aaa	EUR	1,300	6.25%, 01/04/30	2,459,491
			Republic of Brazil (Brazil)
Ba1	BRL	2,200	12.50%, 01/05/22	1,348,364
			Republic of Panama (Panama)
Ba1		300	8.875%, 09/30/27	390,000
Ba1		450	9.375%, 07/23/12	525,375
			United Kingdom Treasury Gilt (United Kingdom)
Aaa	GBP	700	4.25%, 03/07/11	1,385,804
Aaa	GBP	200	5.75%, 12/07/09	406,211

			TOTAL FOREIGN GOVERNMENT BONDS (cost $6,205,346)	6,515,245

			MUNICIPAL BONDS—0.8%

			Georgia—0.2%
			Georgia State Road & Tollway Authority Revenue, Governors Transportation Choices, Revenue Bonds
Aaa		500	5.00%, 03/01/21	518,675

			New York—0.6%
			New York City Trust For Cultural Resources, Museum of Modern Art, Revenue Bonds
Aaa		1,500	5.125%, 07/01/31	1,523,220

			TOTAL MUNICIPAL BONDS (cost $1,939,514)	2,041,895

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—79.1%
		Federal Home Loan Mortgage Corp.
$48		4.358%(c), 09/01/35	$47,682
1,687		5.00%, 09/01/35	1,660,788
3,867		5.50%, 06/01/29 - 12/01/37	3,896,116
2,000		5.50%, TBA	2,012,500
79		6.00%, 09/01/22	81,471
41		6.723%(c), 01/01/24	40,768
52		7.50%, 09/01/16 - 07/01/17	56,376
—	(r)	9.25%, 01/01/10	90
		Federal National Mortgage Assoc.
13,128		4.00%, 08/01/18 - 06/01/19	12,705,353
8,083		4.50%, 06/01/34 - 09/01/35	7,705,805
2,000		4.50%, TBA	1,974,376
322		4.57%(c), 12/01/34	325,971
10,071		5.00%, 01/01/19 - 02/01/36	9,914,510
95		5.357%(c), 05/01/36	95,199
40,128		5.50%, 07/01/32 - 04/01/37	40,412,118
5,000		5.50%, TBA	5,026,560
130		5.987%(c), 01/01/20	131,540
21,076		6.00%, 11/01/16 - 12/01/37	21,567,873
36,000		6.00%, TBA	36,798,768
164		6.50%, 04/01/21 - 09/01/21	170,657
5,100		6.50%, TBA	5,276,909
		Government National Mortgage Assoc.
1,068		5.00%, 04/15/35 - 11/15/35	1,059,268
3,800		5.00%, TBA	3,760,814
103		5.125%, 10/20/26 - 11/20/29	104,267
11,228		5.50%, 07/15/35 - 12/15/37	11,393,861
6,000		5.50%, TBA	6,076,872
72		5.625%, 07/20/22 - 07/20/27	72,516
21,029		6.00%, 03/15/29 - 03/15/38	21,637,679
2,500		6.00%, TBA	2,567,970
112		6.375%, 02/20/17 - 02/20/26	113,235
7,347		6.50%, 05/15/36 - 10/15/37	7,632,848
61		8.50%, 06/15/30 - 08/20/30	67,112

		TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $202,269,541)	204,387,872

		U.S. TREASURY OBLIGATIONS—13.5%
		U.S. Treasury Bonds
500		4.75%, 02/15/37	520,977
20,200		5.00%, 05/15/37	21,891,750
2,900		6.75%, 08/15/26	3,711,774
1,500		8.125%, 08/15/19	2,039,062
		U.S. Treasury Inflationary Bonds, TIPS
400		1.75%, RRB 01/15/28	385,274
600		2.00%, RRB 01/15/16	672,133
600		2.00%, RRB 01/15/26	635,889

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		U.S. TREASURY OBLIGATIONS (continued)
	$1,400	2.375%, RRB 01/15/25	$1,653,929
	100	2.375%, RRB 01/15/27	110,375
	600	2.50%, RRB 07/15/16	685,533
		U.S. Treasury Notes
	800	8.50%, 02/15/20	1,120,500
		U.S. Treasury Strips, PO
	2,500	7.25%, 02/15/22	1,321,022

		TOTAL U.S. TREASURY OBLIGATIONS (cost $34,632,332)	34,748,218

		TOTAL LONG-TERM INVESTMENTS (cost $339,747,129)	340,548,532

SHARES		SHORT-TERM INVESTMENTS—2.9%

		AFFILIATED MONEY MARKET MUTUAL FUND—1.1%
	2,746,600	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,746,600)(w)	2,746,600

Notional Amounts (000)#		OUTSTANDING OPTIONS PURCHASED*—1.6%

		Call Options—1.5%
		2 Year U.S. Treasury Note Futures,
	37,600	expiring 05/23/2008, Strike Price $113.00	2,937
		5 Year U.S. Treasury Note Futures,
	70,200	expiring 05/23/2008, Strike Price $125.00	5,484
		10 Year EURO-BUND Futures,
EUR	7,600	expiring 05/23/2008, Strike Price $129.00	1,187
		10 Year U.S. Treasury Note Futures,
	8,800	expiring 05/23/2008, Strike Price $144.00	1,375
		20 Year U.S. Treasury Note Futures,
	56,000	expiring 05/23/2008, Strike Price $134.00	8,750
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	214,772
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	585,741
		Currency Option USD vs. JPY,
	2,400	expiring 09/16/2008 @ FX Rate 118.00	602
	1,400	expiring 03/31/2010 @ FX Rate 104.65	41,411
		Swap on 3 Month LIBOR,
	39,400	expiring 09/19/2008 @ 4.55%	955,931
	43,900	expiring 12/15/2008 @ 3.15%	244,411
	34,000	expiring 12/19/2008 @ 4.50%	731,642
	15,300	expiring 08/03/2009 @ 3.45%	110,102

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

Notional Amounts (000)		DESCRIPTION	VALUE (NOTE 1)

		OUTSTANDING OPTIONS PURCHASED* (continued)

		Call Options (continued)
	$19,600	expiring 08/03/2009 @ 3.85%	$208,648
	2,400	expiring 09/08/2009 @ 4.75%	50,260
		Swap on 6 Month LIBOR,
EUR	93,200	expiring 04/20/2009 @ 4.18%	675,015

			3,838,268

		Put Options—0.1%
		10 Year U.S. Treasury Note Futures,
	21,100	expiring 05/23/2008, Strike Price $81.00	3,297
	15,600	expiring 05/23/2008, Strike Price $85.00	2,437
	8,600	expiring 05/23/2008, Strike Price $88.00	1,344
	33,100	expiring 05/23/2008, Strike Price $92.00	5,172
		20 Year U.S. Treasury Note Futures,
	5,000	expiring 05/23/2008, Strike Price $93.00	781
		90 day Sterling Futures,
GBP	108,500	expiring 06/18/2008, Strike Price $92.50	—
		Currency Option EUR vs. USD,
EUR	1,100	expiring 05/21/2010 @ FX Rate 1.38	37,899
EUR	3,000	expiring 05/21/2010 @ FX Rate 1.38	103,360
		Currency Option USD vs. JPY,
	1,400	expiring 03/31/2010 @ FX Rate 104.65	103,684
		FNMA,
	5,000	expiring 05/06/2008, Strike Price $92.00	—
	19,000	expiring 06/05/2008, Strike Price $86.38	86
	27,000	expiring 06/05/2008, Strike Price $92.19	2,573

			260,633

		TOTAL OUTSTANDING OPTIONS PURCHASED (cost $2,720,207)	4,098,901

Principal Amount (000)#		COMMERCIAL PAPER(n)—0.1%
		UBS Finance
	400	2.94%, 06/05/08 (cost $398,857)	398,872

		REPURCHASE AGREEMENT—0.1%
	200	Credit Suisse First Boston 1.90%, dated 04/30/08, due 05/01/08 in the amount of $200,011 (cost $200,000; the value of collateral plus accrued interest was $206,826)(m)	200,000

		TOTAL SHORT-TERM INVESTMENTS (cost $6,065,664)	7,444,373

		TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—134.7% (cost $345,812,793)	347,992,905

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

		SECURITIES SOLD SHORT—(16.0%)

		Federal National Mortgage Association—(4.5%)
		Federal National Mortgage Assoc.
	$12,000	5.00%, TBA	$(11,786,256)

		U.S. Treasury Obligations—(11.5%)
		U.S. Treasury Bonds
	1,400	5.375%, 02/15/31	(1,575,109)
		U.S. Treasury Notes
	2,100	3.625%, 05/15/13	(2,158,241)
	8,800	4.125%, 05/15/15	(9,200,814)
	500	4.75%, 05/15/14	(543,594)
	9,000	4.875%, 04/30/11	(9,623,673)
	6,150	4.875%, 07/31/11	(6,586,269)

			(29,687,700)

		TOTAL SECURITIES SOLD SHORT (proceeds received $41,811,451)	(41,473,956)

Notional Amounts (000)		OUTSTANDING OPTIONS WRITTEN*—(1.1%)
		Call Options—(1.1%)
		Swap on 3 Month LIBOR,
	13,100	expiring 09/19/2008 @ 5.05%	(708,987)
	14,600	expiring 12/15/2008 @ 4.30%	(353,296)
	11,400	expiring 12/19/2008 @ 5.00%	(574,620)
	1,100	expiring 08/03/2009 @ 4.15%	(22,518)
	4,300	expiring 08/03/2009 @ 4.40%	(118,443)
	6,500	expiring 08/03/2009 @ 4.55%	(207,582)
	900	expiring 09/08/2009 @ 5.15%	(47,453)
		Swap on 6 Month LIBOR,
EUR	30,100	expiring 04/20/2009 @ 4.44%	(684,339)

			(2,717,238)

		Put Options
		Currency Option USD vs. JPY,
	1,200	expiring 09/16/2008 @ FX Rate 100.00	(21,095)
		Swap on 3 Month LIBOR,
	10,000	expiring 06/18/2008 @ 3.26%	(34,859)

			(55,954)

		TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $2,080,141)	(2,773,192)

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—117.6% (cost $301,921,201; Note 5)	$303,745,757
	Other liabilities in excess of other assets(x)—(17.6%)	(45,415,589)

	NET ASSETS—100%	$258,330,168

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

PO—Principal Only Securities

RRB—Real Return Bonds

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CHF—Swiss Francs

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

RUB—Russian Ruble

USD—United States Dollar

# Principal amount is shown in U.S. dollars unless otherwise stated.

* Non-income producing security.

† The rating reflected is as of April 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $32,137,616. The aggregate value of $31,745,387 is approximately 12.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
31	10 Year U.K. Gilt	Jun 08	$6,882,770	$6,674,733	$(208,037)
872	10 Year U.S. Treasury Notes	Jun 08	100,287,703	100,988,500	700,797
255	90 Day Euro Dollar	Jun 08	61,957,763	62,044,688	86,925
86	90 Day Euro Dollar	Dec 08	20,810,925	20,876,500	65,575
16	90 Day Euro Dollar	Jun 09	3,818,800	3,873,200	54,400
22	90 Day Euro Dollar	Sep 09	5,251,125	5,316,025	64,900
63	90 Day Euro Dollar	Dec 09	15,323,963	15,190,875	(133,088)
51	90 Day Sterling	Jun 08	11,969,100	11,973,247	4,147
118	90 Day Sterling	Sep 08	27,760,145	27,762,929	2,784
203	90 Day Sterling	Dec 08	47,663,513	47,814,625	151,112
23	90 Day Sterling	Jun 09	5,367,116	5,426,281	59,165

					$848,680

Short Positions:
191	5 Year EURO-BOBL	Jun 08	$33,151,696	$32,463,111	$688,585
76	10 Year Euro-Bund	Jun 08	13,860,499	13,536,718	323,781
207	2 Year U.S. Treasury Notes	Jun 08	44,447,719	44,026,313	421,406
664	5 Year U.S. Treasury Notes	Jun 08	74,954,734	74,357,625	597,109
789	20 Year U.S. Treasury Bonds	Jun 08	92,473,687	92,226,703	246,984
1	90 Day Euro Dollar	Sep 08	243,100	243,275	(175)

					2,277,690

					$3,126,370 (1)

(1)	Cash of $2,360,100 has been deposited with the broker to cover margin requirements for future contracts opened.

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,765	$2,373,916	$2,819,367	$445,451
Chinese Yuan,
Expiring 07/02/08	CNY	29,040	4,000,000	4,201,602	201,602
Expiring 10/10/08	CNY	10,838	1,597,744	1,600,531	2,787
Expiring 02/11/09	CNY	1,728	261,000	263,111	2,111
Indian Rupee,
Expiring 05/12/08	INR	213,074	5,175,446	5,253,697	78,251
Expiring 11/12/08	INR	95,354	2,359,705	2,331,314	(28,391)
Japanese Yen,
Expiring 05/12/08	JPY	270,627	2,661,818	2,604,570	(57,248)
Russian Ruble,
Expiring 07/10/08	RUB	167,611	6,631,324	7,066,874	435,550
Expiring 11/19/08	RUB	23,038	930,087	961,940	31,853

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

Purchase Contract	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won,
Expiring 08/04/08	KRW	975,734	$1,056,711	$972,324	$(84,387)
Expiring 08/07/08	KRW	529,672	572,000	527,833	(44,167)
Swiss Franc,
Expiring 06/09/08	CHF	929	891,743	897,102	5,359

			$28,511,494	$29,500,265	$988,771

Sale Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 07/02/08	BRL	4,462	$2,504,000	$2,640,064	$(136,064)
Expiring 12/02/08	BRL	875	483,000	497,648	(14,648)
British Pound,
Expiring 05/19/08	GBP	3,398	6,702,507	6,748,801	(46,294)
Euros,
Expiring 05/29/08	EUR	3,434	5,372,768	5,355,402	17,366
Indian Rupee,
Expiring 05/12/08	INR	213,074	5,347,471	5,256,123	91,348
Japanese Yen,
Expiring 05/12/08	JPY	263,536	2,668,000	2,536,321	131,679
Russian Ruble,
Expiring 07/10/08	RUB	88,157	3,584,000	3,716,916	(132,916)
South Korean Won,
Expiring 05/30/08	KRW	238,619	238,000	237,988	12
Swiss Franc,
Expiring 06/09/08	CHF	952	940,067	919,312	20,755

			$27,839,813	$27,908,575	$(68,762)

Interest rate swap agreements outstanding at April 30, 2008:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	06/15/35	$900,000	6.00%	3 month LIBOR	$168,423
Bank of America, N.A.(1)	06/18/18	8,200,000	5.00%	3 month LIBOR	(18,324)
Bank of America, N.A.(2)	06/20/22	100,000	5.00%	3 month LIBOR	(8,304)
Bank of America, N.A.(2)	06/18/23	5,700,000	5.00%	3 month LIBOR	180,129
Bank of America, N.A.(2)	06/18/10	86,000,000	4.00%	3 month LIBOR	85,830
Citigroup(2)	06/20/17	2,500,000	5.00%	3 month LIBOR	(123,498)
Citigroup(2)	06/18/23	5,700,000	5.00%	3 month LIBOR	168,142
Deutsche Bank(1)	06/18/15	3,600,000	5.00%	3 month LIBOR	75,187
Deutsche Bank(2)	06/18/38	5,900,000	5.00%	3 month LIBOR	(334,956)
Goldman Sachs & Co.(2)	06/18/13	4,100,000	4.00%	3 month LIBOR	23,170
Lehman Brothers(2)	06/18/23	2,900,000	5.00%	3 month LIBOR	(35,716)
Merrill Lynch & Co.(1)	12/17/10	5,700,000	4.00%	3 month LIBOR	47,108
Merrill Lynch & Co.(2)	01/23/09	1,800,000	4.50%	3 month LIBOR	151,089
Merrill Lynch & Co.(2)	06/18/13	14,400,000	4.00%	3 month LIBOR	(120,616)
Morgan Stanley & Co.(1)	06/18/18	23,600,000	5.00%	3 month LIBOR	358,983
Morgan Stanley & Co.(1)	06/18/13	27,500,000	4.00%	3 month LIBOR	372,816
Morgan Stanley & Co.(1)	06/18/13	40,300,000	4.00%	3 month LIBOR	1,052,807
Morgan Stanley & Co.(2)	06/18/10	21,700,000	4.00%	3 month LIBOR	23,208

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Counter Party	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citigroup(1)	04/15/09	AUD	9,900,000	7.00%	3 month Australian Bank Bill rate	$(82,244)
Citigroup(1)	09/15/09	AUD	12,100,000	7.00%	3 month Australian Bank Bill rate	(78,468)
Deutsche Bank(1)	06/15/09	AUD	16,000,000	7.00%	3 month Australian Bank Bill rate	(64,451)
UBS AG(1)	09/15/09	AUD	22,100,000	7.00%	3 month Australian Bank Bill rate	(144,813)
Morgan Stanley & Co.(1)	01/02/12	BRL	22,400,000	10.12%	Brazilian interbank lending rate	(917,869)
UBS AG(1)	01/02/12	BRL	11,400,000	10.58%	Brazilian interbank lending rate	(398,901)
Barclays Capital(1)	06/15/10	EUR	32,900,000	4.50%	6 month EURIBOR	(156,254)
Barclays Capital(2)	03/19/18	EUR	1,400,000	5.00%	6 month EURIBOR	(24,765)
Deutsche Bank(1)	06/18/34	EUR	1,300,000	5.00%	6 month EURIBOR	(7,408)
Deutsche Bank(1)	06/15/13	EUR	4,000,000	4.00%	6 month EURIBOR	(30,965)
UBS AG(1)	10/15/10	EUR	200,000	2.15%	FRC—Excluding Tobacco— Non-Revised Consumer Price Index	308
Barclays Capital(1)	09/15/10	GBP	4,200,000	5.00%	6 month LIBOR	(10,669)
Goldman Sachs & Co.(1)	09/17/11	GBP	1,700,000	4.50%	6 month LIBOR	(35,631)
Barclays Capital(2)	06/20/17	JPY	40,000,000	2.00%	6 month LIBOR	(964)
UBS AG(2)	06/20/17	JPY	90,000,000	2.00%	6 month LIBOR	(5,890)
Citigroup(1)	05/14/09	MXN	39,000,000	7.91%	28 day Mexican interbank rate	(4,213)
Merrill Lynch & Co.(1)	11/04/16	MXN	2,000,000	8.17%	28 day Mexican interbank rate	(2,848)

						$99,433

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2008:

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$500,000	0.26%	Allstate Corp., 6.125%, due 02/15/12	$25
Merrill Lynch & Co.(1)	12/20/08	200,000	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	(116)
UBS AG (1)	12/20/08	600,000	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	69
Deutsche Bank(1)	06/20/16	1,100,000	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	(2,423)
Citigroup(1)	12/20/16	1,200,000	0.17%	Bank of America Corp., 5.503%, due 10/14/16 (3)	40,264

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd.(1)	12/20/08	$100,000	1.09%	Capital One Bank, 4.875%, due 05/15/08	$605
UBS AG(1)	06/20/17	1,200,000	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	(4,202)
UBS AG(1)	12/20/08	200,000	0.44%	Carnival Corp., 6.15%, due 04/15/08	(191)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	(72)
Barclays Bank PLC(1)	06/20/15	400,000	0.15%	CitiFinancial, 6.625%, 06/01/15	17,812
Lehman Brothers(1)	12/20/08	100,000	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(67)
Lehman Brothers(1)	03/20/18	1,600,000	0.00%	CSX Corp., 6.25%, due 3/15/18	(10,070)
Barclays Bank PLC(1)	09/20/11	400,000	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(1,540)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.24%	Deere & Co., 7.85%, due 05/15/10	(158)
Merrill Lynch & Co.(1)	12/20/08	300,000	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(511)
Bank of America Securities LLC(1)	03/20/17	1,000,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	10,840
Lehman Brothers(1)	12/20/11	100,000	0.00%	Dow Jones CDX HY7 Index	8,812
Merrill Lynch & Co.(1)	12/20/11	400,000	0.00%	Dow Jones CDX HY7 Index	36,533
Citigroup(2)	06/20/12	7,500,000	2.11%	Dow Jones CDX HY8 Index	(137,205)
Merrill Lynch & Co.(1)	06/20/12	2,178,000	2.75%	Dow Jones CDX HY8 Index	74,524
UBS AG(1)	06/20/12	2,475,000	2.75%	Dow Jones CDX HY8 Index	31,485
Morgan Stanley & Co.(2)	12/20/15	670,000	0.46%	Dow Jones CDX IG5 10Y Index	(52,809)
Morgan Stanley & Co.(2)	12/20/15	2,300,000	0.45%	Dow Jones CDX IG5 10Y Index	(180,544)
Morgan Stanley & Co.(1)	12/20/17	1,900,000	0.80%	Dow Jones CDX IG5 10Y Index	(25,268)
Morgan Stanley & Co.(1)	12/20/12	900,000	0.14%	Dow Jones CDX IG5 7Y Index	51,329
Morgan Stanley & Co.(1)	12/20/12	3,200,000	0.14%	Dow Jones CDX IG5 7Y Index	182,505
JPMorgan Chase(1)	12/20/11	1,942,858	1.65%	Dow Jones CDX IG7 Index	137,686
Goldman Sachs & Co.(1)	12/20/16	100,000	0.65%	Dow Jones CDX IG7 Index	3,298
Morgan Stanley & Co.(1)	12/20/16	1,500,000	0.65%	Dow Jones CDX IG7 Index	50,063
Lehman Brothers(1)	06/20/12	2,000,000	0.35%	Dow Jones CDX IG8 5Y Index	36,508
Deutsche Bank(2)	12/20/12	4,000,000	1.16%	Dow Jones CDX IG9 5Y Index	134,046
Goldman Sachs & Co.(1)	12/20/12	1,200,000	0.60%	Dow Jones CDX IG9 5Y Index	(9,601)
Goldman Sachs & Co.(2)	12/20/12	5,000,000	0.71%	Dow Jones CDX IG9 5Y Index	117,360
Bank of America Securities LLC(1)	12/20/08	300,000	0.13%	E.I. DuPont, 6.875%, due 10/15/09	147
Citigroup(1)	12/20/08	400,000	0.28%	Eaton Corp., 5.75%, due 07/15/12	(191)
Morgan Stanley & Co.(1)	09/20/13	1,200,000	1.22%	Electronic Data Systems, 6.00%, due 08/01/13	(16,869)
Barclays Bank PLC(1)	12/20/08	500,000	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(432)
Morgan Stanley & Co.(1)	12/20/08	200,000	0.22%	Emerson Electric Co. 7.125%, due 08/15/10	(156)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$300,000	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	$(211)
Citigroup(1)	12/20/08	300,000	0.29%	FedEx Corp., 7.25%, due 02/15/11	415
Merrill Lynch & Co.(1)	12/20/08	100,000	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	265
Bear Stearns International Ltd.(1)	03/20/16	600,000	0.33%	Goldman Sachs Group, Inc., 5.815%, due 03/22/16	21,714
Deutsche Bank(1)	09/20/16	200,000	0.51%	Goodrich Corp., 6.29%, due 07/01/16	(2,885)
Lehman Brothers(1)	12/20/08	200,000	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,384)
Bear Stearns International Ltd.(1)	12/20/08	400,000	0.32%	Hewlett Packard Co., 6.50% due 07/01/12	(771)
Lehman Brothers(1)	12/20/08	400,000	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	1,179
Merrill Lynch & Co.(1)	12/20/08	300,000	0.32%	Ingersoll-Rand Co., 6.48%, due 06/01/25	30
Barclays Bank PLC(1)	03/20/12	200,000	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	6,002
Lehman Brothers(1)	06/20/16	3,600,000	0.86%	International Paper Co., 5.25%, due 04/01/16	285,312
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.60%	International Paper Co., 6.75%, due 09/01/11	822
Barclays Bank PLC(1)	03/20/11	200,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	28,803
Lehman Brothers(1)	12/20/08	400,000	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	(59)
Bank of America Securities LLC(1)	09/20/17	1,900,000	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	68,669
Lehman Brothers(1)	12/20/08	200,000	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(706)
Lehman Brothers(1)	12/20/08	300,000	0.30%	Masco Corp., 5.875%, due 07/15/12	2,959
Merrill Lynch & Co.(1)	12/20/08	200,000	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(71)
UBS AG(1)	06/20/17	200,000	0.48%	Newell Rubbermain, Inc., 6.75%, due 03/15/12	920
Lehman Brothers(1)	12/20/08	200,000	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(641)
Merrill Lynch & Co.(1)	12/20/08	200,000	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	(246)
Morgan Stanley & Co.(1)	06/20/14	4,200,000	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(43,506)

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

Counter Party	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/ Obligation	Unrealized Appreciation (Depreciation)
Lehman Brothers(1)	06/20/09	$1,200,000	0.40%	People’s Republic of China, 6.80%, due 05/23/11	$(2,600)
Lehman Brothers(1)	12/20/08	300,000	0.35%	RadioShack Corp., 7.375%, due 05/15/11	1,129
UBS AG(1)	12/20/08	200,000	0.37%	RadioShack Corp., 7.375%, due 05/15/11	723
Morgan Stanley & Co.(2)	06/20/08	100,000	0.25%	Russian Federation, 7.50%, 03/31/30	54
Morgan Stanley & Co.(1)	09/20/13	200,000	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	3,913
UBS AG(1)	12/20/08	200,000	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	39
Bear Stearns International Ltd.(1)	03/20/12	1,000,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	141,141
Morgan Stanley & Co.(1)	06/20/12	500,000	0.11%	Target Corp., 5.875%, due 03/01/12	10,603
Morgan Stanley & Co.(1)	12/20/08	200,000	0.53%	The Kroger Co., 4.75%, due 04/15/12	(564)
Bear Stearns International Ltd.(1)	12/20/08	200,000	0.15%	Walmart Stores, Inc., 6.875%, due 08/10/09	(22)
Citigroup(1)	12/20/08	800,000	0.14%	Walmart Stores, Inc., 6.875%, due 08/10/09	(29)
Barclays Bank PLC(1)	12/20/08	200,000	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(868)
Bear Stearns International Ltd.(1)	06/20/16	300,000	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	4,715
Lehman Brothers(1)	12/20/08	200,000	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	9

					$1,016,339

(1)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(2)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 4/30/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	79.1%
Financial—Bank & Trust	16.4
U.S. Treasury Obligations	13.5
Financial Services	4.4
Bank Notes	2.6
Foreign Government Bonds	2.5
Telecommunications	2.3
Outstanding Options Purchased	1.6
Paper & Forest Products	1.2
Healthcare Services	1.2
Collateralized Mortgage Obligations	1.1

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Industry (continued)
Affiliated Money Market Mutual Fund	1.1%
Utilities	1.0
Municipal Bonds	0.8
Retail & Merchandising	0.8
Transportation	0.6
Insurance	0.5
Computer Services & Software	0.5
Pharmaceuticals	0.5
Automotive Parts	0.4
Asset-Backed Securities	0.4
Printing & Publishing	0.4
Oil, Gas & Consumable Fuels	0.3
Tobacco	0.3
Food	0.3
Pipelines	0.2
Automobile Manufacturers	0.2
Commercial Paper	0.1
Airlines	0.1
Aerospace	0.1
Repurchase Agreements	0.1
Real Estate Investment Trusts	0.1

134.7
Written Options and Securities Sold Short	(17.1)
Other liabilities in excess of other assets	(17.6)

100.0%

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2008 (Unaudited)	Intermediate-Term Bond Portfolio

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		LONG-TERM INVESTMENTS—134.9%

		ASSET-BACKED SECURITIES—1.3%
		BA Credit Card Trust
Aaa	$1,000	4.095%, 12/16/13	$1,000,000
		Securitized Asset Backed Receivables, Series 2007-BR5, Class A2A
Aaa	888	3.025%(c), 05/25/37	842,553
		SLM Student Loan Trust, Series 2006-8, Class A2
Aaa	706	2.92%(c), 10/25/16	698,868
		Wells Fargo Home Equity Trust, Series 2005-2, Class AII2, 144A (original cost $357,361; purchased 9/29/06)(f)(g)
Aaa	357	3.135%(c), 10/25/35	348,487

		TOTAL ASSET-BACKED SECURITIES (cost $2,956,792)	2,889,908

		BANK NOTES—0.4%
		First Data Corp. (original cost $826,254; purchased 09/24/14)(f)(g)
BA-(d)	931	5.35%, 09/24/14	874,813
		(original cost $59,022; purchased 09/24/14)(f)(g)
BA-(d)	67	5.45%, 09/24/14	62,491

		TOTAL BANK NOTES (cost $886,416)	937,304

		COLLATERALIZED MORTGAGE OBLIGATIONS—10.1%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5A
Aaa	366	4.44%(c), 02/25/45	326,813
		Bank of America Funding Corp., Series 2006-A, Class 1A1
Aaa	386	4.624%(c), 02/20/36	365,601
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
Aaa	579	5.95%(c), 11/25/34	549,773
		Series 2004-8, Class 13A1
Aaa	996	5.662%(c), 11/25/34	957,495
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
Aaa	918	5.808%(c), 08/25/36	770,584
		Series 2006-6, Class 32A1
Aaa	872	5.809%(c), 10/25/36	659,217
		Bear Stearns Structured Products, Inc., Series 2007-R7A, Class A1, 144A (original cost $974,247; purchased 08/27/07)(f)(g)
Aaa	981	2.806%(c), 08/25/37	971,104

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
Aaa	$387	4.70%(c), 12/25/35	$376,272
		Series 2006-AR1, Class 1A1
Aaa	1,941	4.90%(c), 03/25/36	1,865,296
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)	152	6.25%, 12/25/33	131,610
		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A (original cost $177,696; purchased 12/01/03)(f)(g)
Aaa	169	6.50%(c), 01/25/34	156,698
		Series 2004-25, Class 1A1
Aaa	991	3.225%(c), 02/25/35	825,958
		CS First Boston Mortgage Securities Corp.,
		Series 2005-C6, Class A1
Aaa	241	4.938%, 12/15/40	241,114
		Series 2003-8, Class 5A1
Aaa	37	6.50%, 04/25/33	36,318
		Federal Home Loan Mortgage Corp.,
		Series 2692, Class YB
Aaa	233	3.50%, 05/15/16	233,176
		Series 2772, Class NQ
Aaa	395	4.50%, 12/15/13	397,079
		Series 2828, Class EN
Aaa	1,302	4.50%, 10/15/23	1,306,709
		Series 2844, Class PQ
Aaa	70	5.00%, 05/15/23	70,532
		Series 2892, Class BL
Aaa	561	5.00%, 01/15/18	570,545
		Series 2931, Class JA
Aaa	623	5.00%, 07/15/25	630,048
		Federal National Mortgage Assoc.,
		Series 83, Class PB
Aaa	321	3.50%, 09/25/16	320,748
		Series 2003-83, Class A
Aaa	112	4.25%, 04/25/28	111,800
		Series 2006-67, Class PA
Aaa	782	5.50%, 03/25/28	797,063
		Series 3346, Class FA
Aaa	3,931	2.946%(c), 02/15/19	3,850,798
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	340	7.00%, 10/25/43	367,815

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series T-75, Class A1
Aaa	$1,588	2.935%(c), 12/25/36	$1,533,929
		GE Capital Commerical Mortgage Corp., Series 2002-3A, Class A1
AAA(d)	286	4.229%, 12/10/37	283,612
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	87	8.50%, 03/20/25	92,348
		Series 2000-9, Class FG
Aaa	115	3.313%(c), 02/16/30	114,294
		Series 2000-9, Class FH
Aaa	178	3.213%(c), 02/16/30	176,161
		Series 2000-11, Class PH
Aaa	339	7.50%, 02/20/30	355,148
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Aaa	621	3.125%(c), 06/25/45	466,583
		GS Mortgage Securities Corp II, Series 2001-1285, Class A1, 144A (original cost $457,590; purchased 10/09/02)(f)(g)
Aaa	424	6.044%, 08/15/18	433,206
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	567	4.539%(c), 09/25/35	531,245
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A, Class A10
Aaa	396	3.105%(c), 02/25/36	318,805
		MLLC Mortgage Investors, Inc., Series 2005-2 Class 3A
Aaa	360	3.895%(c), 10/25/35	326,866
		Sequoia Mortgage Trust, Series 10, Class 2A1
Aaa	649	3.18%(c), 10/20/27	569,515
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-A1, Class AR5
Aaa	146	2.809%(c), 07/19/35	111,752
		Series 2206-AR3, Class 12A1
Aaa	475	3.115%(c), 09/25/35	368,812
		Structured Asset Securities Corp., Series 2001-21A, Class 1A1
Aaa	47	6.625%(c), 01/25/32	45,711
		Washington Mutual, Inc., Mortgage Pass Thru. Certificate,
		Series 2002-AR6, Class A
Aaa	600	5.726%(c), 06/25/42	549,352
		Series 2002-AR9, Class 1A
Aaa	27	5.726%(c), 08/25/42	24,519

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $24,459,389)	23,192,024

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			CORPORATE BONDS—30.2%

			Advertising—0.3%
			RH Donnelley Holdings, Sr. Unsec’d. Notes
B3		$1,200	8.875%, 01/15/16	$780,000

			Airlines—1.1%
			United Air Lines, Inc.,
			Pass-Thru Certificate, 144A(e)(g)(i)
B2		1,700	6.831%, 09/01/08	1,870,000
			Equipment Trust, Sr. Notes, 144A(e)(g)(i)
NR		1,291	Zero coupon, 02/19/15	580,877

				2,450,877

			Cable—0.5%
			CSC Holdings, Inc., Sr. Unsec’d. Notes
B2		1,100	7.25%, 07/15/08	1,101,375

			Commercial Banks—2.0%
			Barclays Bank PLC, Sr. Unsub. Notes (United Kingdom)
Aa1		2,300	5.45%, 09/12/12	2,344,420
			National Australia Bank, Sr. Unsec’d. Notes, 144A (original cost $1,200,000; purchased 09/06/06)(f)(g)
Aa3		1,200	2.979%(c), 09/11/09	1,198,751
			Sumitomo Mitsui Banking, Sub. Notes (Japan)
NR	JPY	100,000	1.745%(c), 11/26/49	968,065

				4,511,236

			Distribution/Wholesale—0.3%
			SUPERVALUE, Inc., Sr. Unsec’d. Notes
B1		700	7.50%, 11/15/14	724,500

			Diversified—0.5%
			Siemens Financieringsmaatschappij, Co., Gtd. Notes, 144A (Netherlands) (original cost $1,200,000; purchased 08/09/2006)(f)(g)
Aa3		1,200	4.92%(c), 08/14/09	1,200,444

			Diversified Financial Services—8.6%
			Caterpillar Financial Service Corp., Notes
A2		1,200	3.146%(c), 08/11/09	1,194,832

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
		CIT Group, Inc., Sr. Unsec’d. Notes
A2	$1,200	3.303%(c), 05/23/08	$1,190,060
		Citigroup Global Markets Holdings, Inc., Notes
Aa1	700	2.90%(c), 03/17/09	694,286
		Citigroup, Inc., Notes
Aa1	500	2.695%(c), 12/26/08	497,322
Aa1	1,200	3.13%(c), 06/09/09	1,191,631
		Sr. Unsec’d. Notes
Aa3	1,700	5.50%, 04/11/13	1,710,360
		General Electric Capital Corp., Notes
Aaa	1,300	2.84%(c), 03/16/09	1,298,631
		Sr. Unsec’d. Notes
Aaa	100	2.907%(c), 10/24/08	99,819
		Goldman Sachs Group, Inc., Sr. Unsec’d. Notes
Aa3	1,800	2.689%(c), 06/23/09	1,778,161
Aa3	1,750	2.971%(c), 06/28/10	1,716,696
Aa3	1,500	3.17%(c), 10/23/09	1,480,023
		HSBC Finance Corp.,
		Sr. Notes
Aa3	400	2.878%(c), 10/21/09	392,065
		Sr. Unsec’d. Notes
Aa3	1,000	2.93%(c), 09/15/08	994,911
		Korea Development Bank, Notes
Aa3	2,670	4.75%, 07/20/09	2,690,917
		Lehman Brothers Holdings, Notes
A1	1,800	2.649%(c), 12/23/08	1,762,168
		SLM Corp., Sr. Unsec’d. Notes
A2	1,200	3.06%(c), 07/27/09	1,110,062

			19,801,944

		Electric—1.0%
		Public Service Electric & Gas Co., Sec’d. Notes
A3	2,300	5.30%, 05/01/18	2,296,279

		Electric—Integrated—1.9%
		Dayton Power & Light Co. (The), First Mortgage
A2	500	5.125%, 10/01/13	510,257
		Enel Finance International SA, 144A, Gtd. Notes (original cost $1,197,444; purchased 09/13/07)(f)(g)
A2	1,200	5.70%, 01/15/13	1,230,125

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Electric—Integrated (continued)
		Florida Power Corp., Sr. Unsec’d Notes
A3	$1,100	3.468%(c), 11/14/08	$1,095,871
		Nisource Finance Corp., Co. Gtd. Notes
Baa3	1,500	3.663%(c), 11/23/09	1,455,283

			4,291,536

		Entertainment & Leisure—0.5%
		Walt Disney Co. (The), Sr. Notes
A2	1,200	3.09%(c), 09/10/09	1,197,811

		Financial—Bank & Trust—6.6%
		American Express Bank FSB, 144A, Notes (original cost $2,294,641; purchased 04/11/08)(f)(g)
Aa3	2,300	5.50%, 04/16/13	2,300,494
		Bank of America Corp., Notes
Aa2	1,600	4.90%, 05/01/13	1,604,224
		Sr. Notes
Aa2	600	3.22%(c), 02/17/09	598,647
		Charter One Bank NA, Sr. Notes
Aa2	1,200	2.957%(c), 04/26/09	1,192,997
		General Electric Capital Corp., Sub. Notes
Aa1	1,000	5.50%(c), 09/15/49	1,422,198
		HSBC Bank USA, Notes
Aa2	300	2.98%(c), 12/14/09	295,492
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes
A1	600	5.625%, 01/24/13	591,203
		Merrill Lynch & Co., Notes
A1	1,400	6.15%, 04/25/13	1,397,073
		Sr. Unsec’d. Notes
Aa2	1,300	2.629%(c), 12/22/08	1,292,599
		Rabobank Capital Funding II, 144A, Bonds (original cost $1,419,795; purchased 1/30/2008)(f)(g)
Aa2	1,500	2.35%(c), 12/29/49	1,338,562
		Unicredito Luxem, 144A Co. Gtd. Notes (Luxembourg) (original cost $1,800,000; purchased 10/17/2006)(f)(g)
A1	1,800	2.97%(c), 10/24/08	1,797,964

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
		VTB Capital SA, Sr. Notes, 144A (original cost $1,200,000; purchased 10/27/2006)(f)(g)
A2	$1,200	3.839%(c), 08/01/08	$1,200,000

			15,031,453

		Financial Services—0.7%
		Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes
Baa1	600	3.129%(c), 01/31/11	579,368
Baa1	500	3.16%(c), 08/21/09	491,430
		GMAC LLC, Notes
B2	500	7.25%, 03/02/11	424,152

			1,494,950

		Forest Products—0.1%
		Weyerhaeuser Co., Sr. Unsec’d. Notes
Baa2	200	3.599%(c), 09/24/09	196,225

		Hotels, Restaurants & Leisure—0.2%
		Mandalay Resort Group, Sr. Unsec’d. Notes
Ba2	500	6.50%, 07/31/09	500,000

		Insurance—1.0%
		Allstate Life Global Funding Trusts, Notes
Aa2	2,300	5.375%, 04/30/13	2,334,597

		Office Equipment—0.3%
		Xerox Corp., Co. Gtd. Notes
Ba2	600	9.75%, 01/15/09	618,447

		Oil, Gas & Consumable Fuels—1.8%
		Forest Oil Corp., Sr. Unsec’d. Notes
B1	500	8.00%, 06/15/08	500,625
		Transocean, Inc., Sr. Unsec’d. Notes
Baa2	1,200	3.214%(c), 09/05/08	1,197,492

		XTO Energy, Inc., Sr. Unsec’d. Notes
Baa2	2,500	4.625%, 06/15/13	2,465,590

			4,163,707

		Pipelines—0.4%
		Dynegy Holdings, Inc., Sr. Unsec’d. Notes
B2	1,000	7.50%, 06/01/15	995,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

		CORPORATE BONDS (continued)

		Real Estate Investment Trusts—0.5%
		Ventas Realty LP, Co. Gtd. Notes
Ba1	$1,200	6.75%, 04/01/17	$1,179,000

		Retail—0.1%
		J.C. Penney Corp., Inc., Sr. Unsec’d. Notes
Baa3	100	7.375%, 08/15/08	100,580

		Retail & Merchandising—0.7%
		Kimberly-Clark Corp., Sr. Notes
A2	1,700	2.999%(c), 07/30/10	1,693,283

		Telecommunications—1.1%
		BellSouth Corp., Sr. Unsec’d. Notes
A2	600	3.165%(c), 08/15/08	599,245
		France Telecom SA, Sr. Unsec’d. Notes (France)(i)
A3	1,000	8.50%, 03/01/31	1,288,867
		Qwest Communications International, Inc., Co. Gtd. Notes
B2	200	6.565%(c), 02/15/09	200,000
		Sprint Nextel, Sr. Unsec’d. Notes
Baa3	500	3.071%(c), 06/28/10	432,536

			2,520,648

		TOTAL CORPORATE BONDS (cost $70,307,343)	69,183,892

		FOREIGN GOVERNMENT BONDS—1.4%
		Republic of Brazil
Ba2	BRL 1,200	10.25%, 01/10/28	638,912
		Republic of Panama
Ba1	1,500	9.375%, 04/01/29	2,025,000
		Republic of South Africa
Baa1	750	5.875%, 05/30/22	683,288

		TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,874)	3,347,200

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)

			MUNICIPAL BONDS—1.2%
			Golden State Tobacco Securitization Corp. (CA)
Baa3	$100		5.00%, 06/01/33	$85,048
			Honolulu City & County
Aa3	1,000		4.75%, 07/01/28	984,630
			Tobacco Securitization Authority of Southern California
Baa3	800		5.00%, 06/01/37	662,048
			Tobacco Settlement Financial Authority of West Virginia
Baa3	1,000		7.467%, 06/01/47	936,270

			TOTAL MUNICIPAL BONDS (cost $2,553,907)	2,667,996

			U.S. GOVERNMENT AGENCY OBLIGATIONS—0.4%
			Federal Home Loan Bank
	900		4.50%, 06/12/13 (cost $900,881)	902,303

			U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—89.9%
			Federal National Mortgage Assoc.
	17,276		5.00%, 10/01/17 - 08/01/20	17,431,256
	73,313		5.50%, 06/01/33 - 11/01/37	73,964,011
	9		5.528%(c), 12/01/30	9,047
	25,399		6.00%, 11/01/12 - 05/13/38	25,992,108
	84,500		6.00%, TBA	86,374,886
	69		6.375%(c), 08/01/24	69,291
	125		6.929%(c), 07/01/25	126,950
	—	(r)	9.25%, 01/01/10	454
			Government National Mortgage Assoc.
	73		5.125%, 10/20/24 - 12/20/26	73,363
	264		5.625%, 08/20/26 - 07/20/30	265,922
	655		6.00%, 01/15/29 - 07/15/29	676,800
	366		6.25%(c), 03/20/30	372,559
	400		6.375%, 05/20/23 - 06/20/27	406,747
	170		6.50%, 10/15/25 - 06/15/29	177,433
	71		8.00%, 09/20/30 - 07/20/31	77,877

			TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $204,944,962)	206,018,704

			TOTAL LONG-TERM INVESTMENTS (cost $309,904,564)	309,139,331

			SHORT-TERM INVESTMENTS—5.5%

			CERTIFICATE OF DEPOSITS—3.0%
			Abbey National Treasury Services PLC
Aa3	7,000		2.638%(c), 10/02/08 (cost $7,006,154)	6,982,738

			COMMERCIAL PAPER—1.0%
			Palisades Commercial Paper, Disc. Notes(h)(n) (cost $2,274,911; purchased 09/14/08)
	2,300		3.57%, 08/19/08	2,278,087

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	REPURCHASE AGREEMENTS—0.8%
$900	First Boston 1.90%, dated 04/30/08, due 05/01/08 in the amount of $900,048 (cost $900,000; the value of collateral plus accrued interest was $927,518)(j)	$900,000
1,000	First Boston 1.90%, dated 04/30/08, due 05/01/08 in the amount of $1,000,053 (cost $1,000,000; the value of collateral plus accrued interest was $1,221,100)(j)	1,000,000

	TOTAL REPURCHASE AGREEMENTS (cost $1,900,000)	1,900,000

Contracts/ Notional Amounts (000)#
	OUTSTANDING OPTIONS PURCHASED*—0.5%

	Call Options—0.5%
	Eurodollar Futures
226	expiring 06/16/2008, Strike Price $96.38	539,575
462	expiring 06/16/2008, Strike Price $96.88	427,350
200	expiring 05/23/2008, Strike Price $147.00	3,125
	USD Swap Option on 3 Month LIBOR
620	expiring 07/05/2009 @ 3.60%	52,352
120	expiring 08/03/2009 @ 3.45%	8,635
980	expiring 08/03/2009 @ 3.45%	70,523

		1,101,560

	Put Options
	CBOT Futures
100	expiring 05/23/08, Strike Price $102.00	1,563
	Eurodollar Futures
13,780	expiring 06/16/08, Strike Price, $92.50	8,612

		10,175

	TOTAL OUTSTANDING OPTIONS PURCHASED (cost $668,961)	1,111,735

Shares

	AFFILIATED MONEY MARKET MUTUAL FUND—0.2%
312,487	Dryden Core Investment Fund-Taxable Money Market Series (cost $312,487)(w)	312,487

	TOTAL SHORT-TERM INVESTMENTS (cost $12,162,513)	12,585,047

	TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—140.4% (cost $322,067,077; Note 5)	$321,724,378

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Principal Amount (000)#	DESCRIPTION	VALUE (NOTE 1)
	SECURITIES SOLD SHORT—(46.5)%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—(36.3)%
	Federal National Mortgage Assoc.
$14,300	Zero coupon, TBA	$(14,371,500)
14,300	5.50%, 05/19/23	(14,559,187)
54,000	5.50%, TBA	(54,286,848)

		(83,217,535)

	U.S. TREASURY OBLIGATIONS—(10.2)%
	U.S. Treasury Notes
22,100	4.25%, 11/15/14	(23,382,839)

	TOTAL SECURITIES SOLD SHORT (proceeds received $106,223,244)	(106,600,374)

Notional Amounts (000)#

	OUTSTANDING OPTIONS WRITTEN*—(0.2)%

	Call Options—(0.2)%
	Eurodollar Futures
462,000	expiring 06/13/08, Strike Price $97.13	(138,600)
226,000	expiring 06/17/08, Strike Price $96.88	(132,775)
	Swap on 3 Month LIBOR,
3,300	expiring 08/03/2009 @ 4.40%	(90,898)
500	expiring 08/05/2009 @ 4.15%	(10,236)
	USD Swap Option on 3 Month LIBOR
2,700	expiring 07/05/09 @ 4.20%	(58,131)

	TOTAL OUTSTANDING OPTIONS WRITTEN (premiums received $656,975)	(430,640)

	TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT—93.7% (cost $215,186,858)	214,693,364
	Other assets in excess of other liabilities(x)—6.3%	14,480,387

	NET ASSETS—100%	$229,173,751

The following abbreviations were used in Portfolio descriptions:

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

NR	Not Rated
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of April 30, 2008. Rating of certain bonds may have changed subsequent to that date.
FHLMC	Federal Home Loan Mortgage Corp.
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	United States Dollar

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Issuer in bankruptcy.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $13,164,050. The aggregate value of $13,113,139 is approximately 5.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Security is restricted as to resale and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the cost of such security was $2,274,911. The market value of $2,278,087 is approximately 1.0% of net assets. The security has been deemed to be liquid under procedures established by the Board of Trustees.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(x)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
90	2 Year Euro Shatz	Jun 08	$14,398,500	$14,592,696	$194,196
309	10 Year U.S.Treasury Note	Jun 08	36,502,454	35,786,063	(716,391)

					(522,195)

Short Positions:
165	20 Year U.S. Long Bond	Jun 08	19,385,797	19,286,953	98,844

					$(423,351	)(1)

(1)	Cash of $2,440,000 has been deposited with the broker to cover margin requirements for future contracts opened.

Forward foreign currency exchange contracts outstanding at April 30, 2008:

Purchase Contracts

	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/19/08	GBP	61	$120,358	$121,287	$929
Japanese Yen,
Expiring 05/12/08	JPY	275,297	2,743,712	2,649,515	(94,197)
Norwegian Krone,
Expiring 06/09/08	NOK	3,811	729,713	745,857	16,144

			$3,593,783	$3,516,659	$(77,124)

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

Sale Contracts

	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 05/19/08	GBP	2,792	$5,506,668	$5,544,132	$(37,464)
Euros,
Expiring 05/29/08	EUR	1,033	1,616,211	1,610,987	5,224

			$7,122,879	$7,155,119	$(32,240)

Interest rate swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	06/18/10		$ 76,600,000	4.00%	3 month LIBOR	$747,884
Barclays Capital(1)	06/18/13		3,500,000	4.00%	3 month LIBOR	75,353
Citigroup(1)	06/18/10		1,000,000	4.00%	3 month LIBOR	(8,362)
Deutsche Bank(1)	06/18/10		67,700,000	4.00%	3 month LIBOR	425,438
Deutsche Bank(1)	01/15/10	AUD	2,600,000	6.50%	6 month Australian Bank Bill rate	(51,333)
UBS AG(1)	03/15/11	AUD	6,600,000	7.50%	6 month Australian Bank Bill rate	(22,209)
Lehman Brothers(1)	03/19/10	EUR	3,000,000	4.50%	6 month EURIBOR	(10,495)
Morgan Stanley Capital Services, Inc.(1)	03/19/10	EUR	20,000,000	4.50%	6 month EURIBOR	(34,715)

						$1,121,561

(1)	Portfolio pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Capital(1)	03/20/13	$2,500,000	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	$44,483
Deutsche Bank(2)	06/20/12	200,000	0.23%	Diamond Offshore Drilling, 0% (Convertible), 06/06/20	1,254
Deutsche Bank(1)	12/20/12	7,000,000	0.72%	Dow Jones CDX IG9 5Y Index	156,541
Goldman Sachs (2)	12/20/12	2,400,000	0.70%	Dow Jones CDX IG9 5Y Index	55,246
Merrill Lynch & Co.(1)	06/20/12	200,000	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	(5,754)
Bank of America, N.A.(1)	06/20/12	200,000	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	(5,425)
Deutsche Bank(2)	06/20/12	200,000	0.50%	GlobalSantaFe Corp., 5.00%, due 02/15/13	(1,951)
Merrill Lynch & Co.(1)	06/20/12	200,000	0.29%	Kinder Morgan, 6.75%, due 03/15/11	(3,565)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Bank of America, N.A.(1)	09/20/12	$700,000	0.89%	Merrill Lynch, 5.00%, due 01/15/15	$(14,976)
Merrill Lynch & Co.(1)	09/20/12	3,800,000	0.80%	Morgan Stanley, 6.60%, due 04/01/12	(63,430)
Citigroup(2)	06/20/12	200,000	0.48%	Nabors Industries, Inc., 5.375%, due 08/15/12	162
Deutsche Bank(2)	06/20/12	200,000	0.51%	Noble Corp., 5.875%, due 06/01/13	(545)
Barclays Capital(1)	12/20/08	300,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	372
Lehman Brothers(1)	12/20/08	100,000	0.29%	Petroleos Mexicanos, 9.50%, due 09/15/27	124
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	(4,682)
Deutsche Bank(1)	12/20/08	100,000	0.42%	Republic of Indonesia, 6.75%, due 03/10/14	(287)
Lehman Brothers(1)	12/20/08	300,000	0.40%	Republic of Indonesia, 6.75%, due 03/10/14	(906)
Barclays Capital(1)	12/20/08	100,000	0.26%	Republic of Panama, 8.875%, due 09/30/27	(16)
Deutsche Bank(1)	12/20/08	200,000	0.25%	Republic of Panama, 8.875%, due 09/30/27	(51)
Deutsche Bank(1)	12/20/08	100,000	0.33%	Republic of Peru, 8.75%, due 11/21/33	198
Lehman Brothers(1)	12/20/08	300,000	0.32%	Republic of Peru, 8.75%, due 11/21/33	564
Lehman Brothers(1)	12/20/08	100,000	0.31%	Russian Federation, 7.50%, due 03/31/30	(27)
Barclays Capital(1)	12/20/08	100,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(225)
Barclays Capital(1)	12/20/08	300,000	0.71%	Ukraine Government, 7.65%, due 06/11/13	(705)
Deutsche Bank(1)	12/20/08	300,000	0.72%	Ukraine Government, 7.65%, due 06/11/13	(675)
Bank of America, N.A.(1)	06/20/12	200,000	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	(2,988)

					$152,736

(1)	Portfolio pays the counterparty par in the event that the reference entity defaults and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	89.9%
Collateralized Mortgage Obligations	10.1
Diversified Financial Services	8.6
Financial—Bank & Trust	6.6
Certificate of Deposits	3.0
Commercial Banks	2.0
Electric—Integrated	1.9
Oil, Gas & Consumable Fuels	1.8
Foreign Government Bonds	1.4
Asset-Backed Securities	1.3
Municipal Bonds	1.2
Telecommunications	1.1
Airlines	1.1
Insurance	1.0
Electric	1.0
Commercial Paper	1.0
Repurchase Agreements	0.8
Retail & Merchandising	0.7
Financial Services	0.7
Diversified	0.5
Entertainment & Leisure	0.5
Real Estate Investment Trusts	0.5
Outstanding Options Purchased	0.5
Cable	0.5
Pipelines	0.4
Bank Notes	0.4
U.S. Government Agency Obligations	0.4
Advertising	0.3
Distribution/Wholesale	0.3
Office Equipment	0.3
Hotels, Restaurants & Leisure	0.2
Affiliated Money Market Mutual Fund	0.2
Forest Products	0.1
Retail	0.1

140.4
Written Options and Securities Sold Short	(46.7)
Other assets in excess of other liabilities	6.3

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Mortgage Backed Securities Portfolio	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	LONG-TERM INVESTMENTS—158.9%

	U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS—126.0%
	Federal Home Loan Mortgage Corp.,
$5,037	5.00%, 08/01/35 - 10/01/35	$4,960,029
1,498	6.00%, 01/01/15 - 02/01/21	1,543,401
2,301	6.50%, 01/01/18 - 10/01/26	2,389,959
36	7.50%, 06/01/28	37,881
9	8.50%, 10/01/15 - 07/01/21	11,068
6	9.00%, 06/01/09 - 03/01/11	5,943
24	11.50%, 03/01/16	28,974
	Federal National Mortgage Assoc.,
2,106	4.50%, 03/01/35	2,006,381
8,039	5.00%, 11/01/18 - 02/01/36	7,947,944
1,588	5.00%, 08/01/35(k)	1,562,771
6,840	5.00%, TBA	6,718,166
20,499	5.50%, 06/01/33 - 08/01/37	20,648,433
830	5.78%, 11/01/11	862,536
3,161	6.00%, 04/01/14 - 01/01/33	3,248,789
535	6.00%, TBA	550,883
4,000	6.00%, TBA	4,088,752
41	6.095%(c), 03/01/12	43,380
16,350	6.50%, 05/01/14 - 12/01/37	16,942,151
28	7.00%, 09/01/11 - 07/01/12	28,935
40	8.00%, 09/01/22 - 12/01/22	43,657
4	9.75%, 01/01/11 - 11/01/16	5,140
	Government National Mortgage Assoc.,
535	4.50%, 09/15/33 - 10/15/33	512,735
784	5.00%, 04/15/35	777,543
217	6.00%, 07/15/24 - 08/15/24	224,122
2,448	6.50%, 05/15/23 - 06/15/36	2,544,401
3,000	6.50%, TBA	3,112,500
1,679	7.00%, 11/15/31 - 11/15/33	1,774,913
33	7.50%, 09/15/11 - 12/20/23	34,876
412	8.00%, 03/15/17 - 11/15/30	450,298
49	8.25%, 06/20/17 - 07/20/17	53,232
52	8.50%, 04/20/17	56,032
68	9.00%, 09/15/08 - 01/15/20	77,137
9	9.50%, 08/15/09 - 06/15/20	10,684
6	13.50%, 05/15/11	7,110
9	14.00%, 06/15/11	10,471
10	16.00%, 05/15/12	11,880

	TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (cost $82,358,993)	83,333,107

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS—32.9%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
$371	5.50%(c), 03/25/36	$351,875
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
508	5.50%, 01/25/36	492,628
	Series 2005-85CB, Class 2A2
1,377	5.50%, 02/25/36	1,322,352
	Series 2005-J11, Class 1A3
1,558	5.50%, 11/25/35	1,433,294
	Series 2007-HY5R, Class 2A1A
1,012	5.544%(c), 03/25/47	887,156
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
1,469	6.25%, 09/25/36	1,397,698
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	82,876
	Series 2007-4, Class 1A1
357	6.00%, 05/25/37	329,529
	Series 2007-13, Class A10
790	6.00%, 08/25/37	728,410
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
212	7.50%, 02/25/42	212,402
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
22	6.00%, 10/15/20	21,869
	Series 83, Class Z
4	9.00%, 10/15/20	4,472
	Series 186, Class E
36	6.00%, 08/15/21	35,846
	Series 245, Class IO, IO
331	5.00%, 05/15/37	80,973
	Series 1058, Class H
11	8.00%, 04/15/21	12,113
	Series 1116, Class I
9	5.50%, 08/15/21	9,425
	Series 1120, Class L
42	8.00%, 07/15/21	46,589
	Series 1630, Class PJ
171	6.00%, 05/15/23	172,059
	Series 2627, Class BG
1,030	3.25%, 06/15/17	1,002,197
	Series 2809, Class UC
425	4.00%, 06/15/19	404,260
	Series 2852, Class VI, IO
1,288	5.00%, 06/15/24	60,012

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series 2882, Class YI, IO
$582	5.00%, 03/15/24	$20,707
	Series 2915, Class K1, IO
625	5.00%, 06/15/24	24,791
	Series 2995, Class ST, IO
1,446	4.235%(c), 05/15/29	157,841
	Series 3279, Class SD, IO
4,459	3.915%(c), 02/15/37	396,084
	Series 3309, Class SC, IO
4,115	3.935%(c), 04/15/37	366,498
	Federal National Mortgage Assoc.,
	Series 56, Class 1
15	6.00%, 04/01/19	15,174
	Series 340, Class 2, IO
590	5.00%, 09/01/33	143,237
	Series 347, Class 2, IO
1,258	5.00%, 01/01/34	305,739
	Series 353, Class 2, IO
891	5.00%, 08/01/34	218,336
	Series 370, Class 1, PO
205	Zero%, 05/25/36	164,102
	Series 1988-19, Class J
15	8.50%, 07/25/18	16,044
	Series 1990-10, Class L
6	8.50%, 02/25/20	6,363
	Series 1990-108, Class G
16	7.00%, 09/25/20	16,627
	Series 1991-21, Class J
16	7.00%, 03/25/21	17,335
	Series 1992-113, Class Z
34	7.50%, 07/25/22	35,885
	Series 1993-223, Class ZA
276	6.50%, 12/25/23	288,357
	Series 2001-51, Class QN
436	6.00%, 10/25/16	453,343
	Series 2003-33, Class PT
170	4.50%, 05/25/33	165,399
	Series 2007-22, Class SD, IO
2,546	3.505%(c), 03/25/37	271,604
	Series G-14, Class L
19	8.50%, 06/25/21	19,775
	Series G92-24, Class Z
20	6.50%, 04/25/22	20,836
	Series G92-59, Class D
102	6.00%, 10/25/22	105,571

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	Series G94-4, Class PG
$317	8.00%, 05/25/24	$342,812
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
51	8.985%, 04/25/17	10,848
	Series B, Class P-O, PO
51	Zero%, 04/25/17	42,703
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
282	Zero%, 07/20/36	227,053
	Series 2006-38, Class XS, IO
1,479	4.745%(c), 09/16/35	156,181
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
161	6.459%(c), 04/25/35	136,504
	Series 2007-AR1, Class 2A1
402	5.999%(c), 03/25/37	384,653
	Series 2007-AR2, Class 1A1
371	5.787%(c), 05/25/47	349,444
	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3
938	5.50%, 06/25/37	943,076
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
487	4.37%(c), 07/25/34	484,317
	Series 2007-12, Class 3A22
309	6.00%, 08/25/37	283,098
	Series 2007-13, Class B1
96	6.276%(c), 10/25/37	64,639
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
750	5.25%, 06/25/34	622,735
	Series 2005-A9, Class A3
1,722	5.50%(c), 07/25/35	1,426,682
	Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A
10	6.00%, 12/25/11	10,362
	Thornburg Mortgage Securities Trust, Series 2005-1, Class: A3
684	4.762%(c), 04/25/45	633,750
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2005-AR13, Class A1
1,500	5.309%(c), 05/25/35	1,402,024
	Series 2006-AR5, Class 2A1
1,089	5.537%(c), 04/25/36	1,047,615
	Series 2006-AR10, Class 5A2
926	5.597%(c), 07/25/36	919,951

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $21,924,575)	$21,806,130

	TOTAL LONG-TERM INVESTMENTS (cost $104,283,568)	105,139,237

Shares	SHORT-TERM INVESTMENTS—5.1%

	AFFILIATED MONEY MARKET MUTUAL FUND—0.3%
184,345	Dryden Core Investment Fund—Taxable Money Market Series (cost $184,345)(w)	184,345

PRINCIPAL AMOUNT (000)#

	REPURCHASE AGREEMENT—4.8%
$3,200	JPMorgan, 1.96%, dated 04/30/08, due 05/01/08 in the amount of $3,200,174 (cost $3,200,000; the value of the collateral plus accrued interest was $3,265,475)(m)	3,200,000

	TOTAL SHORT-TERM INVESTMENTS (cost $3,384,345)	3,384,345

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—164.0% (cost $107,667,913; Note 5)	108,523,582

	SECURITIES SOLD SHORT—(45.1%)

	Federal National Mortgage Assoc.,
2,230	5.00%, TBA	(2,190,279)
1,000	5.50%, TBA	(1,005,312)
4,000	5.50%, TBA	(4,072,500)
14,729	6.00%, TBA	(15,055,807)
4,500	6.00%, TBA	(4,633,596)
2,800	6.50%, TBA	(2,897,127)

	TOTAL SECURITIES SOLD SHORT (proceeds $29,901,350)	(29,854,621)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—118.9% (cost $77,766,563)	78,668,961
	Other liabilities in excess of other assets(x)—(18.9%)	(12,519,289)

	NET ASSETS—100%	$66,149,672

The	following abbreviations are used in portfolio descriptions:

IO—Interest Only

PO—Principal Only Securities

TBA—To Be Announced

# Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security.
(k)	Securities segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts as follows:

Open futures contracts outstanding at April 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2008	Unrealized Appreciation
Long Positions:
31	2 Year U.S. Treasury Notes	Jun 08	$6,581,278	$6,593,313	$12,035

Short Positions:
7	5 Year U.S. Treasury Notes	Jun 08	792,135	783,891	8,244
52	10 Year U.S. Treasury Notes	Jun 08	6,041,421	6,022,251	19,170

					27,414

					$39,449

Interest rate swap agreements outstanding at April 30, 2008:

Counter Party	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Goldman Sachs(1)	11/07/09	$2,725,000	4.37%	3 Month LIBOR	$90,586

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Reference Entity/Obligation	Unrealized Depreciation
Goldman Sachs(1)	07/25/45	$800,000	0.54%	ABX.HE.A.06.1 Index	$(450,281)

(1)	Portfolio sold credit default protection to the counterparty in the event that the reference entity defaults.

Reverse Repurchase Agreements outstanding at April 30, 2008:

Broker	Interest Rate	Trade Date	Value at April 30, 2008	Maturity Date	Cost
First Boston Corp. Mortgage	2.39%	4/14/2008	$21,513,000	5/13/2008	$21,513,000
Goldman Sachs Group, Inc.	2.30%	4/21/2008	3,547,000	5/20/2008	3,547,000
Goldman Sachs Group, Inc.	2.30%	4/17/2008	2,276,000	5/19/2008	2,276,000

			$27,336,000		$27,336,000

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2008 were as follows:

U.S. Government Mortgage Backed Obligations	126.0%
Collateralized Mortgage Obligations	32.9
Repurchase Agreements	4.8
Affiliated Money Market Mutual Fund	0.3

164.0
Securities Sold Short	(45.1)
Other liabilities in excess of other assets	(18.9)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

U.S. Government Money Market Portfolio	Portfolio of Investments As of April 30, 2008 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)

	FEDERAL HOME LOAN BANK—10.5%
$2,000	2.549%, 08/06/08(n)	$1,986,582
1,110	5.10%, 09/19/08	1,122,190
4,000	5.125%, 08/08/08	4,031,371
3,000	5.125%, 07/16/08	3,018,121

	TOTAL FEDERAL HOME LOAN BANK (cost $10,158,264)	10,158,264

	FEDERAL HOME LOAN MORTGAGE ASSOCIATION—26.3%
6,000	2.086%, 09/02/08(n)	5,958,008
2,500	2.528%, 08/04/08(n)	2,483,705
5,000	2.556%, 07/11/08(n)	4,975,464
2,000	2.585%, 06/20/08(n)	1,993,000
1,500	3.532%, 05/30/08(n)	1,495,831
4,000	3.625%, 09/15/08	4,020,931
2,000	3.875%, 06/15/08	2,000,871
2,500	6.946%, 07/14/08(n)	2,482,785

	TOTAL FEDERAL HOME LOAN MORTGAGE ASSOCIATION (cost $25,410,595)	25,410,595

	FEDERAL NATIONAL MORTGAGE ASSOCIATION—7.2%
2,500	2.539%, 08/06/08(n)	2,483,104
500	3.466%, 07/16/08(n)	496,443
500	3.556%, 06/12/08(n)	497,987
1,000	5.25%, 06/18/08	999,945
2,500	6.958%, 06/27/08(n)	2,486,700

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (cost $6,964,179)	6,964,179

	REPURCHASE AGREEMENTS(m)—55.8%
22,000	BNP Paribas Triparty 2.00%, dated 04/30/08, due 05/01/08 in the amount of $22,001,222 (cost $22,000,000; the value of collateral plus accrued interest was $22,440,000)	22,000,000
22,400	Deutsche Triparty 2.00%, dated 04/30/08, due 05/01/08 in the amount of $22,401,244 (cost 22,400,000; the value of collateral plus accrued interest was 22,848,001)	22,400,000
9,500	JPMorgan Chase Triparty 1.96%, dated 04/30/08, due 05/01/08 in the amount of $9,500,517 (cost $9,500,000; the value of collateral plus accrued interest was $9,694,040)	9,500,000

	TOTAL REPURCHASE AGREEMENTS (cost $53,900,000)	53,900,000

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)

	AFFILIATED MONEY MARKET MUTUAL FUND—0.1%
69,741	Dryden Core Investment Fund—Taxable Money Market Series (cost $69,741)(w)	$69,741

	TOTAL INVESTMENTS(h)—99.9% (amortized cost $96,502,779)	96,502,779
	Other assets in excess of liabilities—0.1%	109,887

	NET ASSETS—100%	$96,612,666

(h)	Federal income tax basis is the same as for financial reporting purposes.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.

(w) Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment           Fund-Taxable Money Market Series.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2008 were as follows:

Repurchase Agreements	55.8%
Federal Home Loan Mortgage Association	26.3
Federal Home Loan Bank	10.5
Federal National Mortgage Association	7.2
Affiliated Money Market Mutual Fund	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Statement of Assets and Liabilities April 30, 2008 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$289,335,018	$340,255,215	$110,841,299
Affiliated investments(B)	72,180,295	64,519,834	53,816,495
Repurchase agreements(C)	—	—	—
Cash	—	731,618	659,149
Deposit with broker	201,600	—	—
Foreign currency, at value(D)	—	—	—
Receivable for Trust shares sold	768,551	843,535	484,515
Dividends and interest receivable	291,585	479,987	69,494
Prepaid expenses and other assets	1,749	6,277	797
Receivable for investments sold	3,517,274	1,101,686	1,942,757
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	—	—	—
Payments made for swap agreements	—	—	—
Unrealized appreciation on swaps	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—
Total assets	366,296,072	407,938,152	167,814,506

LIABILITIES
Collateral for securities on loan	63,054,375	61,923,227	46,380,577
Payable for Trust shares reacquired	485,793	553,302	327,516
Payable for investments purchased	5,172,021	1,209,492	1,632,001
Accrued expenses and other liabilities	73,018	86,362	84,156
Management fee payable	143,536	167,407	56,901
Affiliated transfer agent fee payable	41,676	36,825	31,222
Deferred trustees’ fees	5,312	11,115	11,047
Distribution fee payable	19,332	19,307	7,808
Payable to custodian	1,375,186	—	—
Dividends payable	—	—	—
Due to broker for variation margin	14,840	—	—
Outstanding options written(E)	—	—	—
Payments received for swap agreements	—	—	—
Unrealized depreciation on swaps	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—
Securities sold short, at value(F)	—	—	—
Total liabilities	70,385,089	64,007,037	48,531,228

NET ASSETS	$295,910,983	$343,931,115	$119,283,278

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2008 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO
Net assets were comprised of: Shares of beneficial interest, at par	$20,587	$26,137	$10,985
Paid-in capital, in excess of par	267,090,032	321,512,023	136,305,980
	267,110,619	321,538,160	136,316,965
Undistributed net investment income (loss)	638,792	2,181,059	129,561
Accumulated net realized gains (losses)	(10,140,819)	(4,551,591)	(21,939,781)
Net unrealized appreciation (depreciation)	38,302,391	24,763,487	4,776,533
Net assets, April 30, 2008	$295,910,983	$343,931,115	$119,283,278
(A) Identified cost of unaffiliated investments	$251,320,882	$315,491,728	$106,064,766
(B) Identified cost of affiliated investments	$72,180,295	$64,519,834	$53,816,495
(C) Identified cost of repurchase agreements	$—	$—	$—
(D) Identified cost of currency	$—	$—	$—
(E) Premiums received from options written	$—	$—	$—
(F) Proceeds received from short sales	$—	$—	$—
(G) Including securities on loan of	$60,772,453	$59,418,243	$44,296,742
NET ASSET VALUE:
Class R: Net Assets	$50,206,129	$50,051,918	$20,538,275
Shares Outstanding	3,507,805	3,809,534	1,904,690
Net asset value, offering price and redemption price per share	$14.31	$13.14	$10.78
Class T: Net Assets	$245,704,854	$293,879,197	$98,745,003
Shares Outstanding	17,079,621	22,327,402	9,080,142
Net asset value, offering price and redemption price per share	$14.39	$13.16	$10.87

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

Statement of Assets and Liabilities April 30, 2008 (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$448,870,608	$271,234,054	$55,069,555
Affiliated investments(B)	219,838,182	1,241,586	895,630
Repurchase agreements(C)	—	—	5,800,000
Cash	475,767	264,308	380,005
Deposit with broker	—	—	325,000
Foreign currency, at value(D)	—	1,103,307	41,936
Receivable for Trust shares sold	1,150,554	514,898	147,757
Dividends and interest receivable	422,842	1,155,072	1,055,627
Prepaid expenses and other assets	2,340	1,625	1,356
Receivable for investments sold	1,618,074	49,797	20,874,026
Receivable for foreign tax reclaim	—	952,400	—
Due from broker for variation margin	—	—	—
Payments made for swap agreements	—	—	—
Unrealized appreciation on swaps	—	—	595,582
Unrealized appreciation on forward currency contracts	—	49,562	478,057
Total assets	672,378,367	276,566,609	85,664,531

LIABILITIES
Collateral for securities on loan	201,384,510	—	—
Payable for Trust shares reacquired	470,726	358,956	129,545
Payable for investments purchased	2,189,702	58,883	42,305,653
Accrued expenses and other liabilities	19,407	158,035	113,823
Management fee payable	225,526	155,317	15,118
Affiliated transfer agent fee payable	46,101	31,893	11,780
Deferred trustees’ fees	10,021	10,096	11,099
Distribution fee payable	17,648	15,583	—
Payable to custodian	—	—	—
Dividends payable	—	—	—
Due to broker for variation margin	2,850	—	23,616
Outstanding options written(E)	—	—	384,960
Payments received for swap agreements	—	—	206,428
Unrealized depreciation on swaps	—	—	804,264
Unrealized depreciation on forward currency contracts	—	1,417,944	209,639
Securities sold short, at value(F)	—	—	5,113,708
Total liabilities	204,366,491	2,206,707	49,329,633

NET ASSETS	$468,011,876	$274,359,902	$36,334,898

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2008 (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO
Net assets were comprised of: Shares of beneficial interest, at par	$24,814	$18,042	$4,227
Paid-in capital, in excess of par	428,362,069	225,680,894	32,717,975
	428,386,883	225,698,936	32,722,202
Undistributed net investment income (loss)	1,806,612	2,266,128	99,046
Accumulated net realized gains (losses)	(3,153,149)	2,213,926	248,926
Net unrealized appreciation (depreciation)	40,971,530	44,180,912	3,264,724
Net assets, April 30, 2008	$468,011,876	$274,359,902	$36,334,898
(A) Identified cost of unaffiliated investments	$407,948,053	$225,829,364	$52,410,110
(B) Identified cost of affiliated investments	$219,838,182	$1,241,586	$895,630
(C) Identified cost of repurchase agreements	$—	$—	$5,800,000
(D) Identified cost of currency	$—	$1,069,289	$36,871
(E) Premiums received from options written	$—	$—	$361,053
(F) Proceeds received from short sales	$—	$—	$5,173,829
(G) Including securities on loan of	$192,628,981	$—	$—
NET ASSET VALUE:
Class R: Net Assets	$24,015,133	$40,434,935	$—
Shares Outstanding	1,278,899	2,664,335	—
Net asset value, offering price and redemption price per share	$18.78	$15.18	$—
Class T: Net Assets	$443,996,743	$233,924,967	$36,334,898
Shares Outstanding	23,535,342	15,378,129	4,227,221
Net asset value, offering price and redemption price per share	$18.87	$15.21	$8.60

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Statement of Assets and Liabilities April 30, 2008 (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value:
Unaffiliated investments(A)	$345,046,305	$319,511,891	$105,139,237	$42,533,038
Affiliated investments(B)	2,746,600	312,487	184,345	69,741
Repurchase agreements(C)	200,000	1,900,000	3,200,000	53,900,000
Cash	—	4,974,578	—	—
Deposit with broker	2,360,100	2,440,000	—	—
Foreign currency, at value(D)	2,721,093	597,065	—	—
Receivable for Trust shares sold	911,030	1,359,097	106,513	585,296
Dividends and interest receivable	1,757,274	831,781	332,529	216,905
Prepaid expenses and other assets	47,519	1,228	422	380
Receivable for investments sold	71,214,903	154,859,133	39,438,967	—
Receivable for foreign tax reclaim	—	—	—	—
Due from broker for variation margin	—	—	—	—
Payments made for swap agreements	—	1,174,219	—	—
Unrealized appreciation on swaps	4,220,527	1,507,619	90,586	—
Unrealized appreciation on forward currency contracts	1,464,124	22,297	—	—
Total assets	432,689,475	489,491,395	148,492,599	97,305,360

LIABILITIES
Collateral for securities on loan	—	—	—	—
Reverse repurchase agreement	—	—	27,336,000	—
Payable for Trust shares reacquired	896,119	1,069,326	133,156	513,638
Payable for investments purchased	122,675,663	151,402,368	24,028,692	—
Accrued expenses and other liabilities	—	115,574	167,153	47,047
Management fee payable	93,764	84,307	24,595	20,273
Affiliated transfer agent fee payable	82,622	40,273	73,839	32,550
Deferred trustees’ fees	11,023	10,344	10,258	10,287
Distribution fee payable	16,488	—	—	—
Payable to custodian	131,470	—	113,812	20,075
Dividends payable	277,803	194,583	123,120	48,824
Due to broker for variation margin	508,078	4,872	12,234	—
Outstanding options written(E)	2,773,192	430,640	—	—
Payments received for swap agreements	1,770,259	—	15,166	—
Unrealized depreciation on swaps	3,104,755	233,322	450,281	—
Unrealized depreciation on forward currency contracts	544,115	131,661	—	—
Securities sold short, at value(F)	41,473,956	106,600,374	29,854,621	—
Total liabilities	174,359,307	260,317,644	82,342,927	692,694

NET ASSETS	$258,330,168	$229,173,751	$66,149,672	$96,612,666

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2008 (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of: Shares of beneficial interest, at par	$23,318	$21,649	$6,646	$96,605
Paid-in capital, in excess of par	246,556,488	224,330,224	70,000,545	96,507,849
	246,579,806	224,351,873	70,007,191	96,604,454
Undistributed net investment income (loss)	(658,332)	(909,663)	156,605	2,586
Accumulated net realized gains (losses)	5,373,543	5,480,872	(4,596,276)	5,626
Net unrealized appreciation (depreciation)	7,035,151	250,669	582,152	—
Net assets, April 30, 2008	$258,330,168	$229,173,751	$66,149,672	$96,612,666
(A) Identified cost of unaffiliated investments	$342,866,193	$319,854,590	$104,283,568	$42,533,038
(B) Identified cost of affiliated investments	$2,746,600	$312,487	$184,345	$69,741
(C) Identified cost of repurchase agreements	$200,000	$1,900,000	$3,200,000	$53,900,000
(D) Identified cost of currency	$2,717,758	$597,748	$—	$—
(E) Premiums received from options written	$2,080,141	$656,975	$—	$—
(F) Proceeds received from short sales	$41,811,451	$106,223,244	$29,901,350	$—
NET ASSET VALUE:
Class R: Net Assets	$42,614,148	$—	$—	$—
Shares Outstanding	3,866,290	—	—	—
Net asset value, offering price and redemption price per share	$11.02	$—	$—	$—
Class T: Net Assets	$215,716,020	$229,173,751	$66,149,672	$96,612,666
Shares Outstanding	19,451,609	21,648,554	6,645,790	96,604,661
Net asset value, offering price and redemption price per share	$11.09	$10.59	$9.95	$1.00

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,058,468	$5,061,776	$213,456
Affiliated dividend income	135,780	76,301	147,823
Less: Foreign withholding taxes	(5,526)	—	—
Affiliated income from securities lending, net	129,601	143,330	296,114
Unaffiliated interest	—	—	546
Total income	2,318,323	5,281,407	657,939
Expenses
Management fee	903,968	1,055,864	375,376
Distribution fee—Class R	94,663	95,113	37,940
Transfer agent’s fees and expenses(a)	60,000	60,000	25,000
Custodian’s fees and expenses	53,000	64,000	30,000
Reports to shareholders	11,000	10,000	7,000
Registration fees	14,000	10,000	10,000
Legal fees	9,000	6,000	9,000
Trustees’ fees	8,000	8,000	6,000
Audit fees	11,000	12,000	12,000
Miscellaneous	8,051	9,023	4,446
Total expenses	1,172,682	1,330,000	516,762
Net investment income (loss)	1,145,641	3,951,407	141,177

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(9,035,289)	(2,431,611)	(10,946,591)
Future transactions	(319,545)	—	—
Foreign currency transactions	(1,590)	—	—
Options written transactions	—	—	—
Swap agreement transactions	—	—	—
Short sale transactions	—	—	—
Total net realized gain (loss)	(9,356,424)	(2,431,611)	(10,946,591)
Net change in unrealized appreciation (depreciation) on:
Investments	(36,171,841)	(45,690,779)	(21,279,188)
Futures	282,889	—	—
Foreign currencies	(91)	—	—
Options written	—	—	—
Swaps	—	—	—
Short sales	—	—	—
Net change in unrealized appreciation (depreciation)	(35,889,043)	(45,690,779)	(21,279,188)
Net gain (loss)	(45,245,467)	(48,122,390)	(32,225,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(44,099,826)	$(44,170,983)	$(32,084,602)
(a) Including affiliated expense of	$60,000	$59,000	$24,000

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$3,301,863	$4,688,126	$—
Affiliated dividend income	279,649	57,022	11,783
Less: Foreign withholding taxes	(8,904)	(406,542)	—
Affiliated income from securities lending, net	530,638	—	—
Unaffiliated interest	2,533	—	826,865
Total income	4,105,779	4,338,606	838,648
Expenses
Management fee	1,205,428	973,293	95,479
Interest expense (Note 7)	—	980	—
Distribution fee—Class R	45,701	77,572	—
Transfer agent’s fees and expenses(a)	176,000	44,000	18,000
Custodian’s fees and expenses	78,000	58,000	47,000
Reports to shareholders	12,000	9,000	11,000
Registration fees	10,000	10,000	2,000
Legal fees	10,000	5,000	9,000
Trustees’ fees	8,000	7,000	6,000
Audit fees	16,000	15,000	26,000
Miscellaneous	7,340	4,801	1,168
Total expenses	1,568,469	1,204,646	215,647
Net investment income (loss)	2,537,310	3,133,960	623,001

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,182,029)	2,204,667	671,949
Future transactions	(152,059)	—	(336,923)
Foreign currency transactions	—	70,862	238,216
Options written transactions	—	—	54,315
Swap agreement transactions	—	—	586,156
Short sale transactions	—	—	(337,170)
Total net realized gain (loss)	(2,334,088)	2,275,529	876,543
Net change in unrealized appreciation (depreciation) on:
Investments	(27,417,061)	(44,683,781)	(1,423,153)
Futures	24,400	—	352,902
Foreign currencies	—	(1,243,300)	971,772
Options written	—	—	63,243
Swaps	—	—	(322,509)
Short sales	—	—	90,733
Net change in unrealized appreciation (depreciation)	(27,392,661)	(45,927,081)	(267,012)
Net gain (loss)	(29,726,749)	(43,651,552)	609,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,189,439)	$(40,517,592)	$1,232,532
(a) Including affiliated expense of	$176,000	$44,000	$17,700

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—	$—
Affiliated dividend income	79,417	84,256	2,377	2,481
Less: Foreign withholding taxes	—	—	—	—
Affiliated income from securities lending, net	—	—	—	—
Unaffiliated interest	6,190,109	5,733,872	2,722,767	1,480,097
Total income	6,269,526	5,818,128	2,725,144	1,482,578
Expenses
Management fee	525,068	523,902	157,566	100,064
Interest expense (Note 7)	—	—	447,185	—
Distribution fee—Class R	83,229	—	—	—
Transfer agent’s fees and expenses(a)	90,000	57,000	15,000	21,000
Custodian’s fees and expenses	64,000	39,000	31,000	29,000
Reports to shareholders	12,000	9,000	7,000	5,000
Registration fees	13,000	5,000	2,000	4,000
Legal fees	10,000	5,000	6,000	6,000
Trustees’ fees	7,000	7,000	5,000	5,000
Audit fees	18,000	19,000	14,000	10,000
Miscellaneous	4,772	5,392	2,379	1,403
Total expenses	827,069	670,294	687,130	181,467
Net investment income (loss)	5,442,457	5,147,834	2,038,014	1,301,111

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	3,701,855	6,592,057	623,850	6,026
Future transactions	(3,611,937)	8,322,151	(666,040)	—
Foreign currency transactions	401,002	307,055	—	—
Options written transactions	805,453	116,460	—	—
Swap agreement transactions	5,460,639	1,985,262	250,575	—
Short sale transactions	(1,666,824)	(4,664,204)	(601,493)	—
Total net realized gain (loss)	5,090,188	12,658,781	(393,108)	6,026
Net change in unrealized appreciation (depreciation) on:
Investments	749,832	(1,521,939)	433,943	—
Futures	4,167,703	(2,723,300)	74,982	—
Foreign currencies	410,960	(181,085)	—	—
Options written	(533,531)	252,109	—	—
Swaps	(552,610)	420,106	(257,701)	—
Short sales	354,491	1,336	177,320	—
Net change in unrealized appreciation (depreciation)	4,596,845	(3,752,773)	428,544	—
Net gain (loss)	9,687,033	8,906,008	35,436	6,026

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,129,490	$14,053,842	$2,073,450	$1,307,137
(a) Including affiliated expense of	$90,000	$57,000	$15,000	$20,000

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,145,641	$708,430	$1,538,515
Net realized gain (loss) on investment and foreign currency transactions	(9,356,424)	18,353,623	8,314,549
Net change in unrealized appreciation (depreciation) of investments	(35,889,043)	27,512,369	14,990,354
Net increase (decrease) in net assets resulting from operations	(44,099,826)	46,574,422	24,843,418
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	(50,148)	—	(3,514)
Class T	(1,151,430)	(17,019)	(1,653,855)
Total dividends from net investment income	(1,201,578)	(17,019)	(1,657,369)
Distributions from net realized gains Class R	(1,996,522)	(100,340)	(20,757)
Class T	(16,748,866)	(2,604,422)	(8,582,005)
Total distributions from net realized gains	(18,745,388)	(2,704,762)	(8,602,762)
Trust share transactions (Note 6)
Net proceeds from shares sold	34,452,220	43,248,143	25,008,986
Net asset value of shares issued in reinvestment of dividends and distributions	19,916,546	2,719,343	10,240,926
Cost of shares reacquired	(40,111,014)	(47,902,204)	(53,885,753)
Net increase (decrease) in net assets from Trust share transactions	14,257,752	(1,934,718)	(18,635,841)
Total increase (decrease)	(49,789,040)	41,917,923	(4,052,554)

NET ASSETS
Beginning of period	345,700,023	303,782,100	307,834,654
End of period(a)	$295,910,983	$345,700,023	$303,782,100
(a) Includes undistributed net investment income of	$638,792	$694,729	$4,354

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,951,407	$5,388,643	$6,634,241
Net realized gain (loss) on investment and foreign currency transactions	(2,431,611)	28,455,806	23,505,886
Net change in unrealized appreciation (depreciation) of investments	(45,690,779)	(11,551,247)	36,230,197
Net increase (decrease) in net assets resulting from operations	(44,170,983)	22,293,202	66,370,324
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	(478,872)	(158)	(16,801)
Class T	(6,667,475)	(11,662)	(6,842,579)
Total dividends from net investment income	(7,146,347)	(11,820)	(6,859,380)
Distributions from net realized gains Class R	(2,552,515)	(131,354)	(55,232)
Class T	(26,245,278)	(4,454,447)	(45,586,619)
Total distributions from net realized gains	(28,797,793)	(4,585,801)	(45,641,851)
Trust share transactions (Note 6)
Net proceeds from shares sold	39,182,461	51,636,755	33,860,437
Net asset value of shares issued in reinvestment of dividends and distributions	34,220,003	4,449,727	51,052,050
Cost of shares reacquired	(53,214,045)	(65,229,218)	(65,730,095)
Net increase (decrease) in net assets from Trust share transactions	20,188,419	(9,142,736)	19,182,392
Total increase (decrease)	(59,926,704)	8,552,845	33,051,485

NET ASSETS
Beginning of period	403,857,819	395,304,974	362,253,489
End of period(a)	$343,931,115	$403,857,819	$395,304,974
(a) Includes undistributed net investment income of	$2,181,059	$5,375,999	$—

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$141,177	$(103,564)	$(546,575)
Net realized gain (loss) on investment and foreign currency transactions	(10,946,591)	14,306,538	9,674,494
Net change in unrealized appreciation (depreciation) of investments	(21,279,188)	4,249,382	1,412,805
Net increase (decrease) in net assets resulting from operations	(32,084,602)	18,452,356	10,540,724
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	—	—	—
Class T	—	—	—
Total dividends from net investment income	—	—	—
Distributions from net realized gains Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	17,366,230	19,225,054	9,893,507
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	—
Cost of shares reacquired	(16,570,055)	(24,425,908)	(26,479,801)
Net increase (decrease) in net assets from Trust share transactions	796,175	(5,200,854)	(16,586,294)
Total increase (decrease)	(31,288,427)	13,251,502	(6,045,570)

NET ASSETS
Beginning of period	150,571,705	137,320,203	143,365,773
End of period(a)	$119,283,278	$150,571,705	$137,320,203
(a) Includes undistributed net investment income of	$129,561	$—	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,537,310	$4,679,758	$3,391,202
Net realized gain (loss) on investment and foreign currency transactions	(2,334,088)	23,143,964	20,421,271
Net change in unrealized appreciation (depreciation) of investments	(27,392,661)	4,061,065	22,620,529
Net increase (decrease) in net assets resulting from operations	(27,189,439)	31,884,787	46,433,002
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	(184,467)	(1,204)	(2,938)
Class T	(5,212,824)	(86,616)	(3,240,682)
Total dividends from net investment income	(5,397,291)	(87,820)	(3,243,620)
Distributions from net realized gains Class R	(975,462)	(28,734)	(21,073)
Class T	(22,449,550)	(2,066,213)	(23,263,451)
Total distributions from net realized gains	(23,425,012)	(2,094,947)	(23,284,524)
Trust share transactions (Note 6)
Net proceeds from shares sold	136,713,220	141,295,801	70,560,051
Net asset value of shares issued in reinvestment of dividends and distributions	28,185,614	2,136,118	26,049,122
Cost of shares reacquired	(67,677,491)	(68,119,851)	(53,840,672)
Net increase in net assets from Trust share transactions	97,221,343	75,312,068	42,768,501
Total increase	41,209,601	105,014,088	62,673,359

NET ASSETS
Beginning of period	426,802,275	321,788,187	259,114,828
End of period(a)	$468,011,876	$426,802,275	$321,788,187
(a) Includes undistributed net investment income of	$1,806,612	$4,666,593	$74,655

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,133,960	$6,252,994	$4,297,701
Net realized gain on investment and foreign currency transactions	2,275,529	34,424,705	24,653,943
Net change in unrealized appreciation (depreciation) of investments	(45,927,081)	25,957,209	34,431,991
Net increase (decrease) in net assets resulting from operations	(40,517,592)	66,634,908	63,383,635
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	(483,414)	—	(10,046)
Class T	(5,909,515)	—	(4,341,675)
Total dividends from net investment income	(6,392,929)	—	(4,351,721)
Distributions from net realized gains Class R	(3,376,642)	(95,559)	(59,614)
Class T	(31,835,131)	(2,748,871)	(21,810,241)
Total distributions from net realized gains	(35,211,773)	(2,844,430)	(21,869,855)
Trust share transactions (Note 6)
Net proceeds from shares sold	28,685,667	35,839,930	18,172,375
Net asset value of shares issued in reinvestment of dividends and distributions	41,528,330	2,840,246	26,171,927
Cost of shares reacquired	(37,626,018)	(48,618,589)	(44,614,358)
Net increase (decrease) in net assets from Trust share transactions	32,587,979	(9,938,413)	(270,056)
Total increase (decrease)	(49,534,315)	53,852,065	36,892,003

NET ASSETS
Beginning of period	323,894,217	270,042,152	233,150,149
End of period(a)	$274,359,902	$323,894,217	$270,042,152
(a) Includes undistributed net investment income of	$2,266,128	$5,525,097	$91,087

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$623,001	$787,268	$955,814
Net realized gain (loss) on investment and foreign currency transactions	876,543	(1,394,369)	(1,991,293)
Net change in unrealized appreciation (depreciation) of investments	(267,012)	1,116,661	1,878,242
Net increase in net assets resulting from operations	1,232,532	509,560	842,763
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	—	—	—
Class T	—	—	(1,301,423)
Total dividends from net investment income	—	—	(1,301,423)
Distributions from net realized gains Class R	—	—	—
Class T	—	—	(54,720)
Total distributions from net realized gains	—	—	(54,720)
Trust share transactions (Note 6)
Net proceeds from shares sold	1,515,229	5,021,348	6,238,031
Net asset value of shares issued in reinvestment of dividends and distributions	—	—	1,352,078
Cost of shares reacquired	(5,423,553)	(7,464,640)	(9,043,897)
Net decrease in net assets from Trust share transactions	(3,908,324)	(2,443,292)	(1,453,788)
Total decrease	(2,675,792)	(1,933,732)	(1,967,168)

NET ASSETS
Beginning of period	39,010,690	40,944,422	42,911,590
End of period(a)	$36,334,898	$39,010,690	$40,944,422
(a) Includes undistributed net investment income of	$99,046	$—	$—

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,442,457	$6,915,120	$6,855,661
Net realized gain (loss) on investment and foreign currency transactions	5,090,188	1,793,335	(1,419,510)
Net change in unrealized appreciation (depreciation) of investments	4,596,845	2,457,208	1,279,692
Net increase in net assets resulting from operations	15,129,490	11,165,663	6,715,843
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	(693,001)	(335,215)	(4,293)
Class T	(4,615,060)	(6,447,129)	(6,978,878)
Total dividends from net investment income	(5,308,061)	(6,782,344)	(6,983,171)
Distributions from net realized gains Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	60,021,726	58,081,933	34,223,538
Net asset value of shares issued in reinvestment of dividends and distributions	5,338,154	6,377,803	6,956,225
Cost of shares reacquired	(23,783,904)	(30,567,391)	(33,930,307)
Net increase in net assets from Trust share transactions	41,575,976	33,892,345	7,249,456
Total increase	51,397,405	38,275,664	6,982,128

NET ASSETS
Beginning of period	206,932,763	168,657,099	161,674,971
End of period	$258,330,168	$206,932,763	$168,657,099

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,147,834	$9,252,160	$10,529,630
Net realized gain (loss) on investment and foreign currency transactions	12,658,781	(2,196,606)	(1,401,616)
Net change in unrealized appreciation (depreciation) of investments	(3,752,773)	4,916,950	611,499
Net increase in net assets resulting from operations	14,053,842	11,972,504	9,739,513
Dividends and Distributions (Note 1)
Dividends from net investment income Class R	—	—	—
Class T	(6,373,256)	(9,048,043)	(11,077,415)
Total dividends from net investment income	(6,373,256)	(9,048,043)	(11,077,415)
Distributions from net realized gains Class R	—	—	—
Class T	—	—	—
Total distributions from net realized gains	—	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	10,949,392	26,040,464	92,017,701
Net asset value of shares issued in reinvestment of dividends and distributions	6,475,241	8,698,808	11,032,073
Cost of shares reacquired	(29,354,285)	(49,463,890)	(118,666,524)
Net decrease in net assets from Trust share transactions	(11,929,652)	(14,724,618)	(15,616,750)
Total decrease	(4,249,066)	(11,800,157)	(16,954,652)

NET ASSETS
Beginning of period	233,422,817	245,222,974	262,177,626
End of period(a)	$229,173,751	$233,422,817	$245,222,974
(a) Includes undistributed net investment income of	$—	$315,759	$—

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,038,014	$3,086,189	$3,457,380
Net realized loss on investment and foreign currency transactions	(393,108)	(647,569)	(1,301,653)
Net change in unrealized appreciation (depreciation) of investments	428,544	440,895	711,699
Net increase in net assets resulting from operations	2,073,450	2,879,515	2,867,426
Dividends and Distributions (Note 1)
Dividends from net investment income	(2,048,918)	(2,967,417)	(3,765,517)
Tax return of capital	—	(225,427)	—
Total dividends and distributions	(2,048,918)	(3,192,844)	(3,765,517)
Trust share transactions (Note 6)
Net proceeds from shares sold	1,027,074	7,731,632	6,808,481
Net asset value of shares issued in reinvestment of dividends and distributions	2,035,070	3,073,764	3,754,874
Cost of shares reacquired	(10,517,772)	(12,382,142)	(16,389,625)
Net decrease in net assets from Trust share transactions	(7,455,628)	(1,576,746)	(5,826,270)
Total decrease	(7,431,096)	(1,890,075)	(6,724,361)

NET ASSETS
Beginning of period	73,580,768	75,470,843	82,195,204
End of period(a)	$66,149,672	$73,580,768	$75,470,843
(a) Includes undistributed net investment income of	$156,605	$167,509	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Statement of Changes in Net Assets (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six months Ended April 30, 2008	Ten Months Ended October 31, 2007	Year Ended December 31, 2006

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,301,111	$2,522,242	$2,038,607
Net realized gain (loss) on investment and foreign currency transactions	6,026	2,497	(2,491)
Net increase in net assets resulting from operations	1,307,137	2,524,739	2,036,116
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,301,111)	(2,522,242)	(2,026,702)
Trust share transactions (Note 6)(b)
Net proceeds from shares sold	59,554,098	72,192,472	21,507,914
Net asset value of shares issued in reinvestment of dividends and distributions	1,327,449	2,433,906	2,015,845
Cost of shares reacquired	(31,341,963)	(54,836,645)	(33,465,781)
Net increase (decrease) in net assets from Trust share transactions	29,539,584	19,789,733	(9,942,022)
Total increase (decrease)	29,545,610	19,792,230	(9,932,608)

NET ASSETS
Beginning of period	67,067,056	47,274,826	57,207,434
End of period(a)	$92,612,666	$67,067,056	$47,274,826
(a) Includes undistributed net investment income of	$2,586	$2,586	$2,586
(b) Fund share transactions are at $1 per share for the U.S. Government Money Market Portfolio

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Statement of Cash Flows (Unaudited)

Six Months Ended April 30, 2008

MORTGAGE BACKED SECURITIES PORTFOLIO
INCREASE (DECREASE) IN CASH
Cash flows provided from operating activities:
Interest and dividends received	$2,762,208
Operating expenses paid	(305,265)
Interest expenses paid	(447,185)
Purchases of long-term portfolio investments	(176,415,089)
Proceeds from disposition of short-term portfolio investments	1,156,099
Proceeds from disposition of long-term portfolio investments	183,744,255
Net proceeds from cover of short sales	(2,529,067)
Increase in other assets	198,094
Net cash provided from operating activities	8,164,050
Cash flows from financing activities:
Net proceeds from reverse repurchase agreement transactions	1,350,000
Cash dividends paid	(4,488)
Proceeds from shares sold	949,285
Payment of shares redeemed	(10,458,847)
Net cash provided by financing activities	(8,164,050)
Net change in cash	—
Cash at beginning of period	—
Cash at end of period	$—
RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$2,073,450
Change in investments	2,693,420
Net realized loss on investments	393,108
Net increase in unrealized appreciation on investments	(428,544)
Change in receivable for investments sold	15,661,409
Change in interest receivable	52,025
Change in other assets	198,094
Change in payable for investments purchased	(12,413,592)
Change in accrued expenses and other liabilities	(65,320)
Total adjustments	6,090,600
NET CASH PROVIDED FROM OPERATING ACTIVITIES	$8,164,050

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Trust’s fiscal year has changed from an annual reporting period that ends of December 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

160	THE TARGET PORTFOLIO TRUST

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of April 30, 2008, Large Capitalization Growth Portfolio and International Equity Portfolio held foreign securities whose value required adjustment in accordance with such procedures.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

THE TARGET PORTFOLIO TRUST	161

U.S. Government securities for which market quotations are available are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Securities held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

Short-term debt securities held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. The Large Capitalization Growth Portfolio, Small Capitalization Value Portfolio, International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage-Backed Securities Portfolio and Total Return Bond Portfolio are the only portfolios that may invest in financial futures contracts.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

162	THE TARGET PORTFOLIO TRUST

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio enters into forward foreign currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the market and negotiated forward rates. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The International Equity Portfolio, International Bond Portfolio, Intermediate-Term Bond Portfolio and Total Return Bond Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings.

Options: The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

THE TARGET PORTFOLIO TRUST	163

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or currencies underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to options. The International Equity Portfolio, the International Bond Portfolio, the Intermediate-Term Bond Portfolio, the Total Return Bond Portfolio and the Mortgage-Backed Securities Portfolio may either purchase or write options.

Short Sales: Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales. The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage-Backed Securities Portfolio may enter into short sales.

Swap Agreements: Certain Portfolios may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. The Portfolios may enter into swap agreements as the protection buyer or the protection seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statements of Assets and Liabilities.

164	THE TARGET PORTFOLIO TRUST

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. The U.S. Government Money Market Portfolio declares net investment income daily and pays such dividends monthly. All Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

THE TARGET PORTFOLIO TRUST	165

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadvisor’s share of Portfolio assets may occur to account for market fluctuations.

Portfolio	Adviser
Large Capitalization Growth	Goldman Sachs Asset Management LLP and Marsico Capital Management, LLC
Large Capitalization Value	J.P. Morgan Investment Management, Inc., Hotchkis & Wiley Capital Management, LLC and NFJ Investment Group L.P.
Small Capitalization Growth	Transamerica Investment Management, LLC and RS Investment Management, L.P.
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%

166	THE TARGET PORTFOLIO TRUST

Portfolio	Contracted & Effective Management Fee
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. For the six months ended April 30, 2008, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the six months ended April 30, 2008, the amount of brokerage commissions earned by Wachovia Securities, LLC (“Wachovia”), an affiliate of Prudential, from portfolio transactions executed on behalf of the Portfolios were as follows:

Portfolio	Wachovia
Small Capitalization Growth	$100

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2008, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$55,758
Large Capitalization Value	61,601
Small Capitalization Growth	127,114
Small Capitalization Value	228,089

THE TARGET PORTFOLIO TRUST	167

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2008, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$154,199,097	$160,459,628
Large Capitalization Value	107,141,772	115,794,405
Small Capitalization Growth	88,616,469	92,488,504
Small Capitalization Value	141,088,162	78,983,375
International Equity	28,211,455	36,000,314
International Bond	74,164,668	76,985,859
Total Return Bond	132,022,500	26,359,041
Intermediate-Term Bond	21,872,066	6,090,519
Mortgage Backed Securities	707,934	371,057

Transactions in options written during the six months ended April 30, 2008, were as follows:

	Intermediate-Term Bond		International Bond
	Number of Contracts/ Notional Amount (000)	Premium Received	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2007	8,500	$77,970	18,900	$261,954
Written options	694,500	656,975	21,400	372,502
Expired options	(400)	(2,237)	(6,800)	(40,934)
Closed options	(8,100)	(75,733)	(18,100)	(232,469)

Options outstanding at April 30, 2008	694,500	$656,975	15,400	$361,053

	Total Return Bond
	Number of Contracts/ Notional Amount (000)	Premium Received
Options outstanding at October 31, 2007	65,200	$1,073,658
Written options	67,000	1,578,134
Expired options	(9,000)	(73,208)
Closed options	(30,000)	(498,443)

Options outstanding at April 30, 2008	93,200	$2,080,141

168	THE TARGET PORTFOLIO TRUST

Note 5. Tax Information

For federal income tax purposes certain Portfolios had capital loss carryforwards as of October 31, 2007 of approximately:

	Expiring October 31
	2008	2009	2010	2011	2012	2013	2014	2015	Total
Small Capitalization Growth	$—	$—	$3,809,000	$6,731,000	$—	$—	$—	$—	$10,540,000
International Bond	—	—	—	—	—	—	—	739,000	739,000
Total Return Bond	—	—	—	—	—	—	293,000	—	293,000
Intermediate-Term Bond	—	—	—	—	—	2,994,000	1,132,000	351,000	4,477,000
Mortgage Backed Securities	384,000	—	—	970,000	255,000	65,000	1,665,000	900,000	4,239,000
U.S. Government Money Market	—	—	—	—	—	—	400	—	400

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards.

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation (depreciation) as of April 30, 2008 was as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth	$325,562,168	$47,157,781	$(11,204,636)	$35,953,145
Large Capitalization Value	388,138,527	46,188,737	(29,552,215)	16,636,522
Small Capitalization Growth	160,311,685	14,190,975	(9,844,866)	4,346,109
Small Capitalization Value	630,204,522	76,566,562	(38,062,294)	38,504,268
International Equity	227,156,058	61,347,189	(16,027,607)	45,319,582
International Bond	59,110,835	3,317,317	(662,967)	2,654,350
Total Return Bond	303,055,655	5,393,891	(4,703,789)	690,102
Intermediate-Term Bond	322,092,523	3,410,092	(3,778,237)	(368,145)
Mortgage Backed Securities	107,667,913	1,973,033	(1,117,364)	855,669

The difference between book basis and tax basis are primarily attributable to deferred losses on washsales and other tax adjustments.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

THE TARGET PORTFOLIO TRUST	169

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	CLASS R*		CLASS T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six months ended April 30, 2008
Sold	2,011,186	$29,317,288	344,640	$5,134,932
Reinvested	130,694	2,046,671	1,137,484	17,869,875
Redeemed	(465,554)	(6,717,366)	(2,281,790)	(33,393,648)

Net Increase (Decrease)	1,676,326	$24,646,593	(799,666)	$(10,388,841)

Ten months ended October 31, 2007
Sold	1,936,247	$31,128,370	760,946	$12,119,773
Reinvested	6,279	100,339	163,483	2,619,004
Redeemed	(255,760)	(4,158,285)	(2,722,116)	(43,743,919)

Net Increase (Decrease)	1,686,766	$27,070,424	(1,797,687)	$(29,005,142)

Year Ended December 31, 2006:
Sold	148,623	$2,275,424	1,536,968	$22,733,562
Reinvested	1,582	24,269	679,204	10,216,657
Redeemed	(5,492)	(82,668)	(3,621,818)	(53,803,085)

Net Increase (Decrease)	144,713	$2,217,025	(1,405,646)	$(20,852,866)

Large Capitalization Value
Six months ended April 30, 2008
Sold	2,177,042	$29,237,794	735,602	$9,944,667
Reinvested	216,837	3,031,385	2,230,946	31,188,618
Redeemed	(490,610)	(6,459,594)	(3,502,520)	(46,754,451)

Net Increase (Decrease)	1,903,269	$25,809,585	(535,972)	$(5,621,166)

Ten months ended October 31, 2007
Sold	1,976,397	$31,948,577	1,218,304	$19,688,178
Reinvested	7,861	131,510	257,650	4,318,217
Redeemed	(218,652)	(3,530,088)	(3,805,296)	(61,699,130)

Net Increase (Decrease)	1,765,606	$28,549,999	(2,329,342)	$(37,692,735)

Year Ended December 31, 2006:
Sold	140,128	$2,221,351	2,045,864	$31,639,086
Reinvested	4,659	72,026	3,416,262	50,980,024
Redeemed	(4,128)	(64,682)	(4,246,426)	(65,665,413)

Net Increase (Decrease)	140,659	$2,228,695	1,215,700	$16,953,697

170	THE TARGET PORTFOLIO TRUST

	CLASS R*		CLASS T
	Shares	Amount	Shares	Amount
Small Capitalization Growth
Six months ended April 30, 2008
Sold	1,193,978	$13,439,965	344,885	$3,926,265
Reinvested	—	—	—	—
Redeemed	(231,566)	(2,580,855)	(1,226,605)	(13,989,200)

Net Increase (Decrease)	962,412	$10,859,110	(881,720)	$(10,062,935)

Ten months ended October 31, 2007
Sold	1,002,654	$12,927,092	493,272	$6,297,962
Reinvested	—	—	—	—
Redeemed	(134,481)	(1,748,523)	(1,766,269)	(22,677,385)

Net Increase (Decrease)	868,173	$11,178,569	(1,272,997)	$(16,379,423)

Year Ended December 31, 2006:
Sold	75,962	$912,750	764,833	$8,980,757
Reinvested	—	—	—	—
Redeemed	(1,857)	(22,490)	(2,245,123)	(26,457,311)

Net Increase (Decrease)	74,105	$890,260	(1,480,290)	$(17,476,554)

Small Capitalization Value
Six months ended April 30, 2008
Sold	714,688	$13,274,285	6,835,722	$123,438,935
Reinvested	62,362	1,159,928	1,449,098	27,025,686
Redeemed	(188,218)	(3,420,320)	(3,465,660)	(64,257,171)

Net Increase (Decrease)	588,832	$11,013,893	4,819,160	$86,207,450

Ten months ended October 31, 2007
Sold	720,757	$15,410,198	6,056,104	$125,885,603
Reinvested	1,389	29,937	97,463	2,106,181
Redeemed	(83,923)	(1,794,034)	(3,102,154)	(66,325,817)

Net Increase (Decrease)	638,223	$13,646,101	3,051,413	$61,665,967

Year Ended December 31, 2006:
Sold	53,243	$1,106,981	3,381,311	$69,453,070
Reinvested	1,176	24,004	1,279,367	26,025,118
Redeemed	(2,575)	(53,057)	(2,645,214)	(53,787,615)

Net Increase (Decrease)	51,844	$1,077,928	2,015,464	$41,690,573

International Equity
Six months ended April 30, 2008
Sold	1,447,610	$22,456,226	391,588	$6,229,441
Reinvested	237,395	3,860,041	2,315,199	37,668,289
Redeemed	(358,624)	(5,422,642)	(2,085,179)	(32,203,376)

Net Increase (Decrease)	1,326,381	$20,893,625	621,608	$11,694,354

Ten months ended October 31, 2007
Sold	1,431,768	$25,704,541	574,281	$10,135,389
Reinvested	5,384	95,558	154,283	2,744,688
Redeemed	(205,842)	(3,742,756)	(2,517,161)	(44,875,833)

Net Increase (Decrease)	1,231,310	$22,057,343	(1,788,597)	$(31,995,756)

THE TARGET PORTFOLIO TRUST	171

	CLASS R*		CLASS T
	Shares	Amount	Shares	Amount
Year Ended December 31, 2006:
Sold	107,241	$1,751,259	1,056,436	$16,421,116
Reinvested	4,476	69,649	1,676,182	26,102,278
Redeemed	(5,073)	(80,505)	(2,851,896)	(44,533,853)

Net Increase (Decrease)	106,644	$1,740,403	(119,278)	$(2,010,459)

International Bond
Six months ended April 30, 2008
Sold	—	$—	178,239	$1,515,229
Reinvested	—	—	—	—
Redeemed	—	—	(634,493)	(5,423,553)

Net Increase (Decrease)	—	$—	(456,254)	$(3,908,324)

Ten months ended October 31, 2007
Sold	—	$—	610,055	$5,021,348
Reinvested	—	—	—	—
Redeemed	—	—	(905,211)	(7,464,640)

Net Increase (Decrease)	—	$—	(295,156)	$(2,443,292)

Year Ended December 31, 2006:
Sold	—	$—	763,221	$6,238,031
Reinvested	—	—	171,149	1,352,078
Redeemed	—	—	(1,106,726)	(9,043,897)

Net Increase (Decrease)	—	$—	(172,356)	$(1,453,788)

Total Return Bond
Six months ended April 30, 2008
Sold	2,300,539	$25,096,089	3,165,455	$34,925,637
Reinvested	63,236	691,056	423,411	4,647,098
Redeemed	(744,012)	(8,154,422)	(1,422,250)	(15,629,482)

Net Increase (Decrease)	1,619,763	$17,632,723	2,166,616	$23,943,253

Ten months ended October 31, 2007
Sold	2,343,516	$24,169,022	3,273,665	$33,912,911
Reinvested	28,530	295,200	585,973	6,082,603
Redeemed	(271,239)	(2,803,157)	(2,685,625)	(27,764,234)

Net Increase (Decrease)	2,100,807	$21,661,065	1,174,013	$12,231,280

Year Ended December 31, 2006:
Sold	153,639	$1,595,095	3,166,599	$32,628,443
Reinvested	394	4,078	674,025	6,952,147
Redeemed	(8,313)	(86,645)	(3,285,696)	(33,843,662)

Net Increase (Decrease)	145,720	$1,512,528	554,928	$5,736,928

Intermediate-Term Bond
Six months ended April 30, 2008
Sold	—	$—	1,035,014	$10,949,392
Reinvested	—	—	616,590	6,475,241
Redeemed	—	—	(2,775,799)	(29,354,285)

Net Increase (Decrease)	—	$—	(1,124,195)	$(11,929,652)

172	THE TARGET PORTFOLIO TRUST

	CLASS R*		CLASS T
	Shares	Amount	Shares	Amount
Ten months ended October 31, 2007
Sold	—	$—	2,586,605	$26,040,464
Reinvested	—	—	857,943	8,698,808
Redeemed	—	—	(4,888,406)	(49,463,890)

Net Increase (Decrease)	—	$—	(1,443,858)	$(14,724,618)

Year Ended December 31, 2006:
Sold	—	$—	9,121,062	$92,017,701
Reinvested	—	—	1,092,531	11,032,073
Redeemed	—	—	(11,754,425)	(118,666,524)

Net Increase (Decrease)	—	$—	(1,540,832)	$(15,616,750)

Mortgage Backed Securities
Six months ended April 30, 2008
Sold	—	$—	98,021	$1,027,074
Reinvested	—	—	202,651	2,035,070
Redeemed	—	—	(1,046,566)	(10,517,772)

Net Increase (Decrease)	—	$—	(745,894)	$(7,455,628)

Ten months ended October 31, 2007
Sold	—	$—	777,432	$7,731,632
Reinvested	—	—	309,345	3,073,764
Redeemed	—	—	(1,249,976)	(12,382,142)

Net Increase (Decrease)	—	$—	(163,199)	$(1,576,746)

Year Ended December 31, 2006:
Sold	—	$—	683,015	$6,808,481
Reinvested	—	—	377,117	3,754,874
Redeemed	—	—	(1,645,863)	(16,389,625)

Net Increase (Decrease)	—	$—	(585,731)	$(5,826,270)

*	Commencement of Class R shares, August 22, 2006.

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Trust pays a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

THE TARGET PORTFOLIO TRUST	173

The following Portfolio utilized the line of credit during the six months ended April 30, 2008. The average balance outstanding is for the number of days that the Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period
International Equity	$586,000	4.30%	14

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during the six months ended April 30, 2008 in the Mortgage Backed Securities Portfolio was approximately $23,335,500 at a weighted average interest rate of approximately 3.77%. The average daily balance is for the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $28,301,000 as of February 29, 2008 which was 19% of total assets.

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

174	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2008(f)		Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.46		$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	.01		(.02)		.03
Net realized and unrealized gain (loss) on investments	(2.19)		2.31		1.30
Total from investment operations	(2.18)		2.29		1.33
Less dividends and distributions
Dividends from net investment income	(.02)		—		(.05)
Distributions from net realized gains	(.95)		(.14)		(.29)
Total dividends and distributions	(.97)		(.14)		(.34)
Net asset value, end of period	$14.31		$17.46		$15.31

TOTAL RETURN(a)	(12.93)%		14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$50,206		$31,982		$2,216
Average net assets (000)	$38,073		$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.22	%(c)	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.72	%(c)	.68	%(c)	.75	%(c)
Net investment income	.18	%(c)	(.14	)%(c)	.28	%(c)
Portfolio turnover rate	51	%(d)	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	175

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2008(e)		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.55		$15.33		$14.60	$15.90	$15.39	$11.03	$16.15
Income (loss) from investment operations
Net investment income (loss)	.06		.04		.08	.03	.07	(.01)	(.01)
Net realized and unrealized gain (loss) on investments	(2.20)		2.32		1.18	1.06	.51	4.37	(5.11)
Total from investment operations	(2.14)		2.36		1.26	1.09	.58	4.36	(5.12)
Less dividends and distributions
Dividends from net investment income	(.07)		—	(d)	(.09)	(.02)	(.07)	—	—
Distributions from net realized gains	(.95)		(.14)		(.44)	(2.37)	—	—	—
Total dividends and distributions	(1.02)		(.14)		(.53)	(2.39)	(.07)	—	—
Net asset value, end of period	$14.39		$17.55		$15.33	$14.60	$15.90	$15.39	$11.03

TOTAL RETURN(a)	(12.64)%		15.41%		8.67%	6.74%	3.78%	39.53%	(31.70)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$245,705		$313,718		$301,566	$307,835	$343,760	$348,385	$243,748
Average net assets (000)	$264,905		$303,340		$299,597	$310,710	$345,413	$290,985	$297,189
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.72	%(b)	.68	%(b)	.75%	.76%	.77%	.84%	.81%
Expenses, excluding distribution and service (12b-1) fees	.72	%(b)	.68	%(b)	.75%	.76%	.77%	.84%	.81%
Net investment income (loss)	.84	%(b)	.29	%(b)	.51%	.18%	.45%	(.09)%	(.11)%
Portfolio turnover rate	51	%(c)	81	%(c)	69%	246%	76%	49%	66%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

176	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2008(g)		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.24		$15.60		$15.07
Income (loss) from investment operations
Net investment income	.11		.15		.08
Net realized and unrealized gain (loss) on investments	(1.83)		.67		1.48
Total from investment operations	(1.72)		.82		1.56
Less dividends and distributions
Dividends from net investment income	(.22)		—	(f)	(.24)
Distributions from net realized gains	(1.16)		(.18)		(.79)
Total dividends and distributions	(1.38)		(.18)		(1.03)
Net asset value, end of period	$13.14		$16.24		$15.60

TOTAL RETURN(a)	(11.10)%		5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$50,052		$30,958		$2,194
Average net assets (000)	$38,254		$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(c)	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)	.69	%(c)	.72	%(c)
Net investment income	1.72	%(c)	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	30	%(d)	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	177

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2008(e)		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
					2006(e)	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$16.31		$15.60		$15.11	$16.59	$14.13	$10.49	$12.45
Income (loss) from investment operations
Net investment income	.16		.22		.28	.25	.21	.17	.18
Net realized and unrealized gain (loss) on investments	(1.85)		.67		2.45	.80	2.45	3.64	(1.85)
Total from investment operations	(1.69)		.89		2.73	1.05	2.66	3.81	(1.67)
Less dividends and distributions
Dividends from net investment income	(.30)		—	(d)	(.29)	(.25)	(.20)	(.17)	(.17)
Distributions from net realized gains	(1.16)		(.18)		(1.95)	(2.28)	—	—	(.12)
Total dividends and distributions	(1.46)		(.18)		(2.24)	(2.53)	(.20)	(.17)	(.29)
Net asset value, end of period	$13.16		$16.31		$15.60	$15.11	$16.59	$14.13	$10.49

TOTAL RETURN(a)	(10.90)%		5.70%		19.34%	6.50%	18.87%	36.38%	(13.57)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$293,879		$372,900		$393,111	$362,253	$385,414	$316,131	$229,626
Average net assets (000)	$315,635		$392,564		$371,251	$366,301	$346,319	$253,653	$253,096
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.70	%(b)	.69	%(b)	.72%	.74%	.74%	.80%	.80%
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)	.69	%(b)	.72%	.74%	.74%	.80%	.80%
Net investment income	2.31	%(b)	1.61	%(b)	1.79%	1.48%	1.43%	1.50%	1.49%
Portfolio turnover rate	30	%(c)	48	%(c)	44%	90%	47%	56%	56%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

178	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.73		$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.01)		(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	(2.94)		1.67		1.08
Total from investment operations	(2.95)		1.61		1.08
Net asset value, end of period	$10.78		$13.73		$12.12

TOTAL RETURN(a)	(21.49)%		13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$20,538		$12,942		$898
Average net assets (000)	$15,259		$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.27	%(d)	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.77	%(d)	.78	%(d)	.84	%(d)
Net investment loss	(.22	)%(d)	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	73	%(e)	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	179

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.82		$12.14		$11.28	$10.79	$9.38	$7.05	$10.56
Income (loss) from investment operations
Net investment income (loss)	.02		(.01)		(.05)	(.07)	(.06)	(.06)	(.06)
Net realized and unrealized gain (loss) on investments	(2.97)		1.69		.91	.56	1.47	2.39	(3.45)
Total from investment operations	(2.95)		1.68		.86	.49	1.41	2.33	(3.51)
Net asset value, end of period	$10.87		$13.82		$12.14	$11.28	$10.79	$9.38	$7.05

TOTAL RETURN(a)	(21.35)%		13.84%		7.62%	4.54%	15.03%	33.05%	(33.24)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$98,745		$137,630		$136,422	$143,366	$158,757	$140,251	$100,868
Average net assets (000)	$110,553		$136,851		$140,489	$144,034	$146,717	$116,632	$122,299
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.77	%(b)	.78	%(b)	.84%	.91%	.90%	1.03%	.99%
Expenses, excluding distribution and service (12b-1) fees	.77	%(b)	.78	%(b)	.84%	.91%	.90%	1.03%	.99%
Net investment gain (loss)	.29	%(b)	(.07	)%(b)	(.39)%	(.62)%	(.58)%	(.80)%	(.74)%
Portfolio turnover rate	73	%(c)	87	%(c)	96%	147%	107%	235%	153%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

180	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2008(g)		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$21.90		$20.46		$20.05
Income (loss) from investment operations
Net investment income	.07		.13		.14
Net realized and unrealized gain (loss) on investments	(1.75)		1.42		1.74
Total from investment operations	(1.68)		1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.23)		—	(f)	(.18)
Distributions from net realized gains	(1.21)		(.11)		(1.29)
Total dividends and distributions	(1.44)		(.11)		(1.47)
Net asset value, end of period	$18.78		$21.90		$20.46

TOTAL RETURN(a)	(7.59)%		7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$24,015		$15,112		$1,061
Average net assets (000)	$18,381		$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.26	%(c)	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.76	%(c)	.73	%(c)	.80	%(c)
Net investment income	.78	%(c)	.73	%(c)	1.37	%(c)
Portfolio turnover rate	20	%(d)	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	181

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2008(e)		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$22.00		$20.47		$18.98	$21.84	$18.78	$13.23	$17.54
Income (loss) from investment operations
Net investment income	.12		.25		.23	.18	.17	.03	.04
Net realized and unrealized gain (loss) on investments	(1.76)		1.39		3.09	2.06	4.27	6.18	(1.41)
Total from investment operations	(1.64)		1.64		3.32	2.24	4.44	6.21	(1.37)
Less dividends and distributions
Dividends from net investment income	(.28)		—	(d)	(.22)	(.16)	(.17)	(.03)	(.04)
Distributions from net realized gains	(1.21)		(.11)		(1.61)	(4.94)	(1.21)	(.63)	(2.90)
Total dividends and distributions	(1.49)		(.11)		(1.83)	(5.10)	(1.38)	(.66)	(2.94)
Net asset value, end of period	$18.87		$22.00		$20.47	$18.98	$21.84	$18.78	$13.23

TOTAL RETURN(a)	(7.35)%		8.04%		17.72%	10.10%	24.02%	47.10%	(8.48)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$443,997		$411,690		$320,728	$259,115	$245,576	$205,989	$147,930
Average net assets (000)	$385,636		$403,020		$290,505	$249,661	$218,487	$161,025	$167,945
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.76	%(b)	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Expenses, excluding distribution and service (12b-1) fees	.76	%(b)	.73	%(b)	.80%	.79%	.82%	.93%	.88%
Net investment income	1.29	%(b)	1.38	%(b)	1.17%	.81%	.86%	.15%	.23%
Portfolio turnover rate	20	%(c)	32	%(c)	36%	118%	22%	89%	95%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

182	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2008(f)		Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.04		$16.21		$16.09
Income (loss) from investment operations
Net investment income	.17		.33		.16
Net realized and unrealized gain (loss) on investments	(2.53)		3.68		1.66
Total from investment operations	(2.36)		4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.31)		—		(.25)
Distributions from net realized gains	(2.19)		(.18)		(1.45)
Total dividends and distributions	(2.50)		(.18)		(1.70)
Net asset value, end of period	$15.18		$20.04		$16.21

TOTAL RETURN(a)	(12.60)%		24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$40,435		$26,811		$1,728
Average net assets (000)	$31,199		$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.31	%(c)	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.81	%(c)	.83	%(c)	.93	%(c)
Net investment income	2.20	%(c)	2.20	%(c)	.39	%(c)
Portfolio turnover rate	10	%(d)	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	183

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2008(e)		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.13		$16.22		$13.99	$13.13	$11.53	$9.07	$10.10
Income (loss) from investment operations
Net investment income	.18		.39		.29	.22	.15	.16	.11
Net realized and unrealized gain (loss) on investments	(2.50)		3.70		3.68	1.59	1.59	2.43	(1.14)
Total from investment operations	(2.32)		4.09		3.97	1.81	1.74	2.59	(1.03)
Less dividends and distributions
Dividends from net investment income	(.41)		—		(.29)	(.28)	(.14)	(.13)	— (b)
Distributions from net realized gains	(2.19)		(.18)		(1.45)	(.67)	—	—	—
Total dividends and distributions	(2.60)		(.18)		(1.74)	(.95)	(.14)	(.13)	— (b)
Net asset value, end of period	$15.21		$20.13		$16.22	$13.99	$13.13	$11.53	$9.07

TOTAL RETURN(a)	(12.40)%		25.33%		29.02%	14.12%	15.23%	28.76%	(10.17)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$233,925		$297,083		$268,314	$233,150	$230,300	$191,909	$140,392
Average net assets (000)	$248,412		$277,744		$248,571	$221,543	$209,378	$153,435	$150,249
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.81	%(c)	.83	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Expenses, excluding distribution and service (12b-1) fees	.81	%(c)	.83	%(c)	.93%	.99%	1.00%	1.07%	1.09%
Net investment income	2.26	%(c)	2.61	%(c)	1.73%	1.55%	1.27%	1.69%	1.17%
Portfolio turnover rate	10	%(d)	37	%(d)	41%	123%	59%	47%	55%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

184	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(d)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.33		$8.22		$8.33	$8.19	$8.45	$8.83	$7.46
Income (loss) from investment operations
Net investment income	.14		.14		.19	.03	.26	.21	.15
Net realized and unrealized gain (loss) on investments	.13		(.03)		(.03)	.27	.05	.26	1.33
Total from investment operations	.27		.11		.16	.30	.31	.47	1.48
Less dividends and distributions
Dividends from net investment income	—		—		(.26)	(.15)	(.48)	(.84)	(.11)
Distributions from net realized gains	—		—		(.01)	(.01)	(.09)	(.01)	—
Total dividends and distributions	—		—		(.27)	(.16)	(.57)	(.85)	(.11)
Net asset value, end of period	$8.60		$8.33		$8.22	$8.33	$8.19	$8.45	$8.83

TOTAL RETURN(a)	3.24%		1.34%		1.84%	3.95%	3.71%	5.31%	20.14%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$36,335		$39,011		$40,944	$42,912	$44,905	$38,553	$27,648
Average net assets (000)	$38,385		$39,934		$41,174	$44,072	$43,199	$32,992	$22,022
Ratios to average net assets(e)
Expenses, including distribution and service (12b-1) fees	1.13	%(b)	1.08	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Expenses, excluding distribution and service (12b-1) fees	1.13	%(b)	1.08	%(b)	1.19%	1.51%	1.49%	1.51%	1.69%
Net investment income	3.26	%(b)	2.37	%(b)	2.32%	1.71%	2.15%	1.88%	1.88%
Portfolio turnover rate	276	%(c)	595	%(c)	323%	223%	169%	235%	238%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(e)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	185

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.54		$10.31		$10.31
Income (loss) from investment operations
Net investment income	.22		.33		.12
Net realized and unrealized gain on investments	.48		.24		.01
Total from investment operations	.70		.57		.13
Less dividends and distributions
Dividends from net investment income	(.22)		(.34)		(.13)
Distributions from net realized gains	—		—		—
Total dividends and distributions	(.22)		(.34)		(.13)
Net asset value, end of period	$11.02		$10.54		$10.31

TOTAL RETURN(a)	6.78%		5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$42,614		$23,670		$1,503
Average net assets (000)	$33,475		$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.14	%(c)	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)	.64	%(c)	.68	%(c)
Net investment income	4.22	%(c)	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	248	%(d)	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

186	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.60		$10.38		$10.39	$10.64	$10.66	$10.73	$10.42
Income (loss) from investment operations
Net investment income	.26		.39		.40	.38	.20	.33	.41
Net realized and unrealized gain (loss) on investments	.48		.22		.03	(.12)	.31	.33	.57
Total from investment operations	.74		.61		.43	.26	.51	.66	.98
Less dividends and distributions
Dividends from net investment income	(.25)		(.39)		(.44)	(.43)	(.44)	(.36)	(.45)
Distributions from net realized gains	—		—		—	(.08)	(.09)	(.37)	(.22)
Total dividends and distributions	(.25)		(.39)		(.44)	(.51)	(.53)	(.73)	(.67)
Net asset value, end of period	$11.09		$10.60		$10.38	$10.39	$10.64	$10.66	$10.73

TOTAL RETURN(a)	7.11%		5.94%		4.27%	2.60%	4.73%	6.22%	9.65%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$215,716		$183,262		$167,154	$161,675	$178,488	$158,148	$139,488
Average net assets (000)	$200,832		$174,725		$162,621	$169,616	$170,073	$151,999	$122,888
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.64	%(b)	.64	%(b)	.68%	.76%	.75%	.76%	.75%
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)	.64	%(b)	.68%	.76%	.75%	.76%	.75%
Net investment income	4.71	%(b)	4.53	%(b)	4.14%	3.72%	1.82%	2.99%	3.89%
Portfolio turnover rate	248	%(c)	421	%(c)	483%	366%	587%	445%	429%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	187

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(e)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.25		$10.13		$10.18	$10.36	$10.46	$10.50	$10.23
Income (loss) from investment operations
Net investment income	.23		.40		.43	.36	.19	.28	.38
Net realized and unrealized gain (loss) on investments	.40		.11		(.03)	(.16)	.14	.19	.47
Total from investment operations	.63		.51		.40	.20	.33	.47	.85
Less dividends and distributions
Dividends from net investment income	(.29)		(.39)		(.45)	(.38)	(.24)	(.34)	(.39)
Distributions from net realized gains	—		—		—	— (b)	(.19)	(.17)	(.19)
Total distributions	(.29)		(.39)		(.45)	(.38)	(.43)	(.51)	(.58)
Net asset value, end of period	$10.59		$10.25		$10.13	$10.18	$10.36	$10.46	$10.50

TOTAL RETURN(a)	6.22%		5.13%		4.12%	1.88%	3.19%	4.58%	8.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$229,174		$233,423		$245,223	$262,177	$297,982	$334,806	$333,069
Average net assets (000)	$234,195		$235,800		$249,376	$278,441	$318,671	$343,466	$258,072
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.58	%(c)	.58	%(c)	.64%	.63%	.64%	.68%	.66%
Expenses, excluding distribution and service (12b-1) fees	.58	%(c)	.58	%(c)	.64%	.63%	.64%	.68%	.66%
Net investment income	4.42	%(c)	4.71	%(c)	4.23%	3.48%	1.86%	2.64%	3.58%
Portfolio turnover rate	182	%(d)	284	%(d)	134%	208%	133%	422%	377%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

188	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(e)		Year Ended December 31,
					2006		2005		2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.95		$9.99		$10.10		$10.39		$10.45	$10.70	$10.44
Income (loss) from investment operations
Net investment income	.29		.41		.44		.50		.36	.47	.56
Net realized and unrealized gain (loss) on investments	—		(.03)		(.07)		(.27)		.02	(.24)	.27
Total from investment operations	.29		.38		.37		.23		.38	.23	.83
Less dividends
Dividends from net investment income	(.29)		(.39)		(.48)		(.52)		(.44)	(.48)	(.57)
Tax return of capital	—		(.03)		—		—		—	—	—
Total dividends	(.29)		(.42)		(.48)		(.52)		(.44)	(.48)	(.57)
Net asset value, end of period	$9.95		$9.95		$9.99		$10.10		$10.39	$10.45	$10.70

TOTAL RETURN(a)	2.92%		3.89%		3.82%		2.29%		3.68%	2.20%	8.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$66,150		$73,581		$75,471		$82,195		$95,796	$107,072	$115,546
Average net assets (000)	$70,414		$75,508		$77,483		$89,756		$103,055	$114,526	$94,893
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	1.96	%(b)(c)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Expenses, excluding distribution and service (12b-1) fees	1.96	%(b)(c)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%	.84%	.80%
Net investment income	5.82	%(c)	4.91	%(c)	4.46%		4.91%		3.48%	4.43%	4.43%
Portfolio turnover rate	153	%(d)	318	%(d)	471%		251%		279%	282%	184%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.69% for the six months ended April 30, 2008, 0.76% for the ten months ended October 31, 2007, and 0.94% and 0.91%, respectively, for the fiscal years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	189

Financial Highlights (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Class T
	Six Months Ended April 30, 2008		Ten Months Ended October 31, 2007(c)		Year Ended December 31,
					2006	2005	2004	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	.017		.040		.043	.026	.008	.007	.013
Less dividends and distributions	(.017)		(.040)		(.043)	(.026)	(.008)	(.007)	(.013)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN(a)	1.78%		4.04%		4.36%	2.59%	.76%	.70%	1.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$96,613		$67,067		$47,275	$57,207	$74,190	$98,464	$127,141
Average net assets (000)	$80,491		$63,409		$47,990	$69,488	$94,854	$114,831	$128,550
Ratios to average net assets(d)
Expenses, including distribution and service (12b-1) fees	.45	%(b)	.50	%(b)	.70%	.71%	.59%	.52%	.45%
Expenses, excluding distribution and service (12b-1) fees	.45	%(b)	.50	%(b)	.70%	.71%	.59%	.52%	.45%
Net investment income	3.25	%(b)	4.78	%(b)	4.25%	2.50%	.72%	.71%	1.31%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a year are not annualized.
(b)	Annualized.
(c)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(d)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

See Notes to Financial Statements.

190	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	EARNEST Partners, LLC	75 14th Street Suite 2300 Atlanta, GA 30309

	Goldman Sachs Asset Management L.P.	32 Old Slip 23rd Floor New York, NY 10005

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	522 Fifth Avenue New York, NY 10036

	Lee Munder Investments Ltd.	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	One North Wacker Drive Suite 4000 Chicago, IL 60606

	NFJ Investment Group L.P.	2121 San Jacinto Suite 1840 Dallas, TX 75201

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	RS Investment Management, L.P.	388 Market Street Suite 1700 San Francisco, CA 94111

	Thornburg Investment Management, Inc.	119 East Marcy Street Santa Fe, NM 87501

	Transamerica Investment Management, Inc.	11111 Santa Monica Boulevard Suite 820 Los Angeles, CA 90025

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603

TMF158E2    IFS-A149404    Ed. 06/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit
EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit
EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date         June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date         June 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date         June 24, 2008

•	Print the name and title of each signing officer under his or her signature.